UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-01646
                      (Investment Company Act file number)

                                CIGNA Funds Group
                                -----------------
               (Exact name of registrant as specified in charter)

                             2223 Washington Street
                             3 Newton Executive Park
                                    Suite 200
                                Newton, MA 02462
                    (Address of principal executive offices)

          Mark Butler, 2223 Washington Street, 3 Newton Executive Park
                           Suite 200, Newton, MA 02462
                     (Name and address of agent for service)

                                 (860) 534-5576
                                 --------------
               Registrants' telephone number, including area code


                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004


Item 1.  Reports to Stockholders.

--------------------------------------------------------------------------------
                                                               CIGNA Funds Group
--------------------------------------------------------------------------------

                            Balanced Fund (sub-advised by Wellington Management)

                                            Large Cap Growth/Morgan Stanley Fund

                                        Large Cap Value/John A. Levin & Co. Fund

                                                       S&P 500[RegTM] Index Fund

                                               Small Cap Growth/TimesSquare Fund

                                   Small Cap Value/Perkins, Wolf, McDonnell Fund

                                        International Blend/Bank of Ireland Fund

                                                 TimesSquare Core Plus Bond Fund

                                                               Semiannual Report
                                                                   June 30, 2004

[LOGO](R)
CIGNA

CIGNA Funds Group Table of Contents

To assist you in using this report to shareholders, listed below is a table of contents and description of the various sections.

================================================================================
                                                         Fund    Schedule of
Fund                                                  Summary    Investments
================================================================================
Balanced Fund (sub-advised by
Wellington Management)                                     2              11
--------------------------------------------------------------------------------
Large Cap Growth/Morgan Stanley Fund                       3              15
--------------------------------------------------------------------------------
Large Cap Value/John A. Levin & Co. Fund                   4              17
--------------------------------------------------------------------------------
S&P 500[RegTM] Index Fund                                  5              19
--------------------------------------------------------------------------------
Small Cap Growth/TimesSquare Fund                          6              26
--------------------------------------------------------------------------------
Small Cap Value/Perkins, Wolf, McDonnell Fund              8              29
--------------------------------------------------------------------------------
International Blend/Bank of Ireland Fund                   9              31
--------------------------------------------------------------------------------
TimesSquare Core Plus Bond Fund                           10              33
--------------------------------------------------------------------------------

FUND SUMMARIES                                                               2
A summary of each Fund's performance record and portfolio composition.

SCHEDULES OF INVESTMENTS                                                    11
A listing of securities in each Fund's portfolio as of June 30, 2004.

STATEMENTS OF ASSETS AND LIABILITIES                                        38
A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's Class-level Net Asset Values (NAVs) per share, calculated by dividing the Fund's Class-A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's Class-level Net Asset Values (NAVs) per share, calculated by dividing the Fund's Class-level net assets (assets minus liabilities) by the number of Class-level shares outstanding.

STATEMENTS OF OPERATIONS                                                    39
These statements list each Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

STATEMENTS OF CHANGES IN NET ASSETS                                         40
These statements report the increase or decrease in each Fund's net assets during the reporting period. Changes in net assets may be due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

FINANCIAL HIGHLIGHTS                                                        42
For each class outstanding of each Fund, a table showing a per share breakdown of the factors that affect a class' NAV for the current and past reporting periods. In addition, total return, asset size, expense and income ratios and portfolio turnover rate are shown for each Fund class.

NOTES TO FINANCIAL STATEMENTS                                               48
The notes to financial statements include a description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

Balanced Fund (sub-advised by Wellington Management)

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks a high total return through capital appreciation and current income by investing principally in equity and fixed income securities.

FUND INCEPTION DATE                                                   01/20/2000

TOTAL NET ASSETS                                                   $18.2 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                             198

INVESTMENT MANAGER                                     Wellington Management LLP
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  Fannie Mae                                                                8.3%
--------------------------------------------------------------------------------
  Ginnie Mae                                                                 4.7
--------------------------------------------------------------------------------
  U.S. Treasury Obligations                                                  4.3
--------------------------------------------------------------------------------
  Citigroup, Inc.                                                            3.4
--------------------------------------------------------------------------------
  Exxon Mobil Corp.                                                          3.2
--------------------------------------------------------------------------------
  Bank of America                                                            2.9
--------------------------------------------------------------------------------
  Shell Transport & Trading Co.                                              2.4
--------------------------------------------------------------------------------
  Morgan Stanley                                                             2.3
--------------------------------------------------------------------------------
  Caterpillar, Inc.                                                          2.1
--------------------------------------------------------------------------------
  Pfizer, Inc.                                                               2.1
--------------------------------------------------------------------------------
Ten Largest Sectors                                              % of Net Assets
--------------------------------------------------------------------------------
  Financial                                                                21.7%
--------------------------------------------------------------------------------
  U.S Government & Agencies                                                 17.4
--------------------------------------------------------------------------------
  Oil & Gas                                                                  8.5
--------------------------------------------------------------------------------
  Utilities                                                                  6.0
--------------------------------------------------------------------------------
  Communications & Media                                                     4.9
--------------------------------------------------------------------------------
  Retail                                                                     4.2
--------------------------------------------------------------------------------
  Technology                                                                 4.1
--------------------------------------------------------------------------------
  Insurance                                                                  3.4
--------------------------------------------------------------------------------
  Basic Materials                                                            3.4
--------------------------------------------------------------------------------
  Pharmaceuticals                                                            3.1
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Bonds                                                                      31%
--------------------------------------------------------------------------------
  Common stocks                                                               68
--------------------------------------------------------------------------------
  Cash and other assets less liabilities                                       1
--------------------------------------------------------------------------------

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                                1.74%
Premier Class                                      1.64
Retail Class                                       1.54
Balanced Composite
   (60% Russell 1000 Value Index/40% Lehman
   Brothers Aggregate Bond Index)                  2.42
Lipper Balanced Funds Average                      1.79

Large Cap Growth/Morgan Stanley Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks long-term capital appreciation by investing principally in equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth.

FUND INCEPTION DATE                                                   01/20/2000

TOTAL NET ASSETS                                                   $15.9 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                              91

INVESTMENT MANAGER                                     Morgan Stanley Investment
                                                                 Management Inc.
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  General Electric Co.                                                      6.3%
--------------------------------------------------------------------------------
  Microsoft Corp.                                                            5.3
--------------------------------------------------------------------------------
  Pfizer, Inc.                                                               4.1
--------------------------------------------------------------------------------
  Citigroup, Inc.                                                            3.7
--------------------------------------------------------------------------------
  Cisco Systems, Inc.                                                        3.2
--------------------------------------------------------------------------------
  Coca-Cola (The) Co.                                                        2.5
--------------------------------------------------------------------------------
  InterActive Corp.                                                          2.5
--------------------------------------------------------------------------------
  eBay, Inc.                                                                 2.1
--------------------------------------------------------------------------------
  Tyco International Ltd.                                                    2.0
--------------------------------------------------------------------------------
  MBNA Corp.                                                                 2.0
--------------------------------------------------------------------------------
Ten Largest Sectors                                              % of Net Assets
--------------------------------------------------------------------------------
  Financial                                                                11.6%
--------------------------------------------------------------------------------
  Manufacturing                                                              8.8
--------------------------------------------------------------------------------
  Software                                                                   8.7
--------------------------------------------------------------------------------
  Pharmaceuticals                                                            8.0
--------------------------------------------------------------------------------
  Internet                                                                   7.8
--------------------------------------------------------------------------------
  Health Care                                                                7.1
--------------------------------------------------------------------------------
  Retail                                                                     7.0
--------------------------------------------------------------------------------
  Telecommunications                                                         5.6
--------------------------------------------------------------------------------
  Semiconductors                                                             5.5
--------------------------------------------------------------------------------
  Food & Beverages                                                           3.6
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Common stocks                                                              98%
--------------------------------------------------------------------------------
  Short-term investments                                                       4
--------------------------------------------------------------------------------
  Liabilities in excess of cash and other assets                             (2)
--------------------------------------------------------------------------------

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                           2.69%
Premier Class                                 2.40
Retail Class                                  2.27
Russell 1000 Growth Index                     2.74
Lipper Large-Cap Growth Funds Average         2.35

Large Cap Value/John A. Levin & Co. Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks long-term capital appreciation by investing principally in common stocks of large U.S. companies with a market capitalization above $5 billion deemed, at the time of purchase, to be undervalued relative to their present and/or future prospects and after the stocks have declined from recent highs.

FUND INCEPTION DATE                                                   01/20/2000

TOTAL NET ASSETS                                                   $27.1 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                              67

INVESTMENT MANAGER                                     John A. Levin & Co., Inc.
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  Bank of America Corp.                                                     4.0%
--------------------------------------------------------------------------------
  General Electric Co.                                                       3.5
--------------------------------------------------------------------------------
  Pfizer, Inc.                                                               3.3
--------------------------------------------------------------------------------
  Lockheed Martin Corp.                                                      2.9
--------------------------------------------------------------------------------
  Bank (The) of New York, Inc.                                               2.9
--------------------------------------------------------------------------------
  Microsoft Corp.                                                            2.9
--------------------------------------------------------------------------------
  Home Depot, Inc.                                                           2.8
--------------------------------------------------------------------------------
  Citigroup, Inc.                                                            2.7
--------------------------------------------------------------------------------
  Exxon Mobil Corp.                                                          2.4
--------------------------------------------------------------------------------
  US Bancorp                                                                 2.4
--------------------------------------------------------------------------------
Ten Largest Sectors                                              % of Net Assets
--------------------------------------------------------------------------------
  Banks                                                                    11.8%
--------------------------------------------------------------------------------
  Oil & Gas                                                                  9.5
--------------------------------------------------------------------------------
  Manufacturing                                                              9.4
--------------------------------------------------------------------------------
  Financial                                                                  7.9
--------------------------------------------------------------------------------
  Media                                                                      7.2
--------------------------------------------------------------------------------
  Pharmaceuticals                                                            6.2
--------------------------------------------------------------------------------
  Electric                                                                   4.9
--------------------------------------------------------------------------------
  Food & Beverages                                                           4.6
--------------------------------------------------------------------------------
  Aerospace & Defense                                                        4.5
--------------------------------------------------------------------------------
  Retail                                                                     4.0
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Common stocks                                                             100%
--------------------------------------------------------------------------------
  Short-term investments                                                       1
--------------------------------------------------------------------------------
  Liabilities in excess of cash and other assets                             (1)
--------------------------------------------------------------------------------

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                          3.82%
Premier Class                                3.72
Retail Class                                 3.63
S&P 500[RegTM] Index                         3.44
Russell 1000 Value Index                     3.94
Lipper Large-Cap Value Funds Average         3.24

S&P 500[RegTM] Index Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500[RegTM] Composite Stock Price Index.

FUND INCEPTION DATE                                                 07/01/1997 -
                                                             Institutional Class
                                                                    01/21/2000 -
                                                      Premier and Retail Classes

TOTAL NET ASSETS                                                   $65.4 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                             503

INVESTMENT MANAGER                                           TimesSquare Capital
                                                                Management, Inc.
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  General Electric Co.                                                      2.5%
--------------------------------------------------------------------------------
  Microsoft Corp.                                                            2.3
--------------------------------------------------------------------------------
  Exxon Mobil Corp.                                                          2.2
--------------------------------------------------------------------------------
  Pfizer, Inc.                                                               2.0
--------------------------------------------------------------------------------
  Citigroup, Inc.                                                            1.8
--------------------------------------------------------------------------------
  Wal-Mart Stores, Inc.                                                      1.7
--------------------------------------------------------------------------------
  American International Group                                               1.4
--------------------------------------------------------------------------------
  Intel Corp.                                                                1.4
--------------------------------------------------------------------------------
  Bank of America Corp.                                                      1.3
--------------------------------------------------------------------------------
  Johnson & Johnson                                                          1.3
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Common stocks                                                              80%
--------------------------------------------------------------------------------
  Short-term investments*                                                     19
--------------------------------------------------------------------------------
  Cash and other assets less liabilities                                       1
--------------------------------------------------------------------------------

*At June 30, 2004, the Fund was long 42 S&P 500[RegTM] futures contracts.

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class          3.45%
Premier Class                3.29
Retail Class                 3.17
S&P 500[RegTM] Index         3.44

Small Cap Growth/TimesSquare Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks long-term capital appreciation by investing principally in common and preferred stocks of U.S. companies with market capitalizations between $50 million and $2 billion, with a focus on growing companies involved in new product development and technological breakthroughs.

FUND INCEPTION DATE                                                   01/21/2000

TOTAL NET ASSETS                                                  $471.5 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                             108

INVESTMENT MANAGER                                           TimesSquare Capital
                                                                Management, Inc.
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  Alliance Data Systems Corp.                                               3.0%
--------------------------------------------------------------------------------
  Education Management Corp.                                                 2.7
--------------------------------------------------------------------------------
  Getty Images, Inc.                                                         2.5
--------------------------------------------------------------------------------
  DaVita, Inc.                                                               2.0
--------------------------------------------------------------------------------
  Corporate Executive Board Co.                                              1.9
--------------------------------------------------------------------------------
  Respironics, Inc.                                                          1.8
--------------------------------------------------------------------------------
  Pediatrix Medical Group, Inc.                                              1.8
--------------------------------------------------------------------------------
  iShares Russell 2000 Index Fund                                            1.8
--------------------------------------------------------------------------------
  VCA Antech, Inc.                                                           1.7
--------------------------------------------------------------------------------
  Global Payments, Inc.                                                      1.7
--------------------------------------------------------------------------------
Ten Largest Sectors                                              % of Net Assets
--------------------------------------------------------------------------------
  Commercial Services                                                      13.5%
--------------------------------------------------------------------------------
  Health Care                                                                9.8
--------------------------------------------------------------------------------
  Pharmaceuticals                                                            8.3
--------------------------------------------------------------------------------
  Financial                                                                  7.7
--------------------------------------------------------------------------------
  Software                                                                   5.7
--------------------------------------------------------------------------------
  Semiconductors                                                             5.7
--------------------------------------------------------------------------------
  Telecommunications                                                         5.1
--------------------------------------------------------------------------------
  Oil & Gas                                                                  5.1
--------------------------------------------------------------------------------
  Electronics                                                                3.5
--------------------------------------------------------------------------------
  Media                                                                      2.6
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Common stocks                                                              93%
--------------------------------------------------------------------------------
  Short-term investments                                                       6
--------------------------------------------------------------------------------
  Cash and other assets less liabilities                                       1
--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY

The bulls charged out of the starting gate in 2004. Spurred by economic strength, solid corporate profit growth and a continued ravenous appetite for risk, stocks surged in the first three weeks of the year. A reality check came in the form of external geopolitical shocks and news of lackluster job growth, leading to the largest correction since the stock market recovery began in the spring of 2003. What followed was a series of fits and starts, with the market declining from the peak through the rest of the first quarter. Despite the decline, the result was a net gain for the quarter. In particular, the small cap growth space saw three corrections of worse than 5%, interspersed with three rallies of greater than 5% - all within a brief nine-and-a-half-week period. Leadership rotated in a sloppy fashion from last year's darlings - the smallest small caps, the low quality non-earnings companies and the riskier (higher-beta) stocks - to the high quality and the more liquid small cap stocks.

In spite of the volatility, the small cap benchmarks had strong returns with a wide lead over large caps in the first quarter. The Russell 2000 Index rose 6.26%, versus 1.90% for the Russell 1000 Index. Small cap value stocks were the best-performing asset class for the quarter, as the Russell 2000 Value Index rose 6.92%, versus 5.58% for the Russell 2000 Growth Index.

During the second quarter, super-sized first quarter corporate earnings far surpassed expectations. Instead, investors chose to focus on the super-sized oil prices and other signs of burgeoning inflation that would spur the Federal Reserve (Fed) to raise interest rates, and the market sold off from April through mid-May. During this corrective phase, leadership shifted away from the smallest, highest-beta and lower-quality stocks to the larger, higher-quality small caps. Having discounted the worst in terms of interest rate hikes, stocks bounced back from mid-May to the end of the quarter, with many economically cyclical issues performing especially well.

In the second quarter, small caps underperformed the S&P 500[RegTM] Index for the first time in five quarters. The Russell 2000 Index eked out a gain of 0.47% versus 1.40% for the Russell 1000 Index and 1.72% for the S&P 500[RegTM] Index. Value strategies worked better in all capitalization segments; within the Russell 2000, the Growth benchmark rose 0.09% versus 0.85% for its Value counterpart.

The Small Cap Growth/TimesSquare Fund Institutional Class rose 2.80% for the first quarter, versus 5.58% for the Russell 2000 Growth benchmark. It was disappointing to be behind the benchmark as the choppy, volatile and rotational nature of the market made it difficult to outperform.

First quarter stock selection consisted of a good news/bad news scenario. The good news was that our largest, favorite holdings contributed strongly as the market rotated back into the more established, quality growth players. The bad news was that a few holdings with disappointing fundamental developments made an outsized negative contribution to the portfolio, and a few stocks that had been ahead of themselves on a short-term basis succumbed to what we feel was overly punishing profit-taking. On a sector basis, great contributions from the Fund's health care and financial services holdings were offset by poor contributions from technology and producer durables.

For the second quarter, the Small Cap Growth/TimesSquare Fund Institutional Class gained 0.70% versus 0.09% for the Russell 2000 Growth Index. Strong gains in producer durables, energy and materials & processing holdings as well as gains in our financial services and consumer discretionary holdings added value. Health care holdings took a breather, while a sizeable underweight with good relative performance in the weak technology sector added positive relative value, though the holdings contributed negatively on the whole. An underperformance in consumer staples stocks also detracted from performance.

The U.S. economy continues to plug away, albeit at a more moderate pace than earlier in the year. The Fed's goal, which began its tightening process on June 30, is to remove monetary stimulus at a "measured" pace unless inflation pressures heat up. It is difficult to justify expanding P/E multiples in the current environment of rising interest rates. Thus, earnings growth remains the key to moving individual stocks higher. Despite the recent technology earnings disappointments, the news continues to be favorable on that front. Corporate sector fundamentals have strengthened as reflected in record levels of earnings, dividends, and cash flow, with significantly improved balance sheets. This should continue to boost capital spending and employment.

Though small caps may be due for a respite in the relative performance game, it should only be short term in nature. Longer term, small cap stocks rarely lag over long stretches of time. In fact, looking at rolling 20-year excess returns going back to 1945, there are markedly few instances where small caps have lagged large caps. Since 1999, small caps have yet to catch up to the large caps on a rolling 20-year basis. Our focus continues to be on identifying solid companies that can grow faster with reasonable valuations.

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                           3.53%
Premier Class                                 3.36
Retail Class                                  3.29
S&P 500[RegTM] Index                          3.44
Russell 2000 Growth Index                     5.68
Russell 2000 Index                            6.76
Lipper Small-Cap Growth Funds Average         3.32

Small Cap Value/Perkins, Wolf, McDonnell Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks long-term capital appreciation by investing principally in common stocks of small U.S. companies with market capitalizations at the time of purchase of less than $1 billion and whose stock prices are believed to be undervalued.

FUND INCEPTION DATE                                                   01/20/2000

TOTAL NET ASSETS                                                  $131.1 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                              66

INVESTMENT MANAGER                                                Perkins, Wolf,
                                                             McDonnell & Company
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  Brookline Bancorp, Inc.                                                   2.4%
--------------------------------------------------------------------------------
  EMCOR Group, Inc.                                                          2.4
--------------------------------------------------------------------------------
  Alexandria Real Estate Equities, Inc.                                      2.3
--------------------------------------------------------------------------------
  Energy Partners Ltd.                                                       2.2
--------------------------------------------------------------------------------
  Steris Corp                                                                2.2
--------------------------------------------------------------------------------
  FNB Corp.                                                                  2.1
--------------------------------------------------------------------------------
  Superior Industries International, Inc.                                    2.1
--------------------------------------------------------------------------------
  Arch Coal, Inc.                                                            2.0
--------------------------------------------------------------------------------
  Washington Federal, Inc.                                                   2.0
--------------------------------------------------------------------------------
  Lubrizol Corp.                                                             2.0
--------------------------------------------------------------------------------
Ten Largest Sectors                                              % of Net Assets
--------------------------------------------------------------------------------
  Banks                                                                    13.4%
--------------------------------------------------------------------------------
  REIT                                                                       9.9
--------------------------------------------------------------------------------
  Oil & Gas                                                                  6.4
--------------------------------------------------------------------------------
  Manufacturing                                                              5.7
--------------------------------------------------------------------------------
  Health Care                                                                5.6
--------------------------------------------------------------------------------
  Software                                                                   4.8
--------------------------------------------------------------------------------
  Transportation                                                             4.1
--------------------------------------------------------------------------------
  Machinery                                                                  3.7
--------------------------------------------------------------------------------
  Engineering & Construction                                                 3.5
--------------------------------------------------------------------------------
  Chemicals                                                                  3.0
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Common stocks                                                              90%
--------------------------------------------------------------------------------
  Short-term investments                                                      10
--------------------------------------------------------------------------------

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                          4.53%
Premier Class                                4.48
Retail Class                                 4.29
S&P 500[RegTM] Index                         3.44
Russell 2000 Value Index                     7.83
Lipper Small-Cap Value Funds Average         8.15

International Blend/Bank of Ireland Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks long-term capital appreciation by investing principally in common stocks of well-established companies located outside the U.S.

FUND INCEPTION DATE                                                   01/24/2000

TOTAL NET ASSETS                                                   $13.9 million

NUMBER OF SECURITIES
IN THE PORTFOLIO                                                              92

INVESTMENT MANAGER                                         Bank of Ireland Asset
                                                       Management (U.S.) Limited
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  Nestle SA                                                                 3.6%
--------------------------------------------------------------------------------
  Total Fina Elf SA                                                          3.5
--------------------------------------------------------------------------------
  Canon, Inc.                                                                3.1
--------------------------------------------------------------------------------
  UBS AG                                                                     2.9
--------------------------------------------------------------------------------
  ING Groep NV                                                               2.5
--------------------------------------------------------------------------------
  E. ON AG                                                                   2.5
--------------------------------------------------------------------------------
  HSBC Holdings PLC                                                          2.3
--------------------------------------------------------------------------------
  Samsung Electronic Co., Ltd.                                               2.2
--------------------------------------------------------------------------------
  Nippon Telephone & Telegraph Corp.                                         2.2
--------------------------------------------------------------------------------
  Novartis AG                                                                2.2
--------------------------------------------------------------------------------
Ten Largest Industries                                           % of Net Assets
--------------------------------------------------------------------------------
  United Kingdom                                                           23.8%
--------------------------------------------------------------------------------
  Japan                                                                     17.3
--------------------------------------------------------------------------------
  Switzerland                                                               12.2
--------------------------------------------------------------------------------
  France                                                                     9.8
--------------------------------------------------------------------------------
  Netherlands                                                                8.5
--------------------------------------------------------------------------------
  Germany                                                                    6.0
--------------------------------------------------------------------------------
  South Korea                                                                4.3
--------------------------------------------------------------------------------
  Italy                                                                      3.6
--------------------------------------------------------------------------------
  Hong Kong                                                                  3.5
--------------------------------------------------------------------------------
  Spain                                                                      3.0
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Common stocks                                                              98%
--------------------------------------------------------------------------------
  Short-term investments                                                       2
--------------------------------------------------------------------------------

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                        2.23%
Premier Class                              2.10
Retail Class                               2.12
MSCI EAFE (net)                            4.56
Lipper International Funds Average         3.63

TimesSquare Core Plus Bond Fund

JUNE 30, 2004

================================================================================
FUND SUMMARY
================================================================================
OBJECTIVE AND STRATEGY
Seeks a high level of total return by investing principally in fixed income securities.

FUND INCEPTION DATE                                                 12/31/1999 -
                                                             Institutional Class
                                                                      01/21/2000
                                                      Premier and Retail Classes

TOTAL NET ASSETS                                                   $21.2 million

NUMBER OF SECURITIES IN THE PORTFOLIO                                        181

INVESTMENT MANAGER                                           TimesSquare Capital
                                                                Management, Inc.
================================================================================

FUND PROFILE
JUNE 30, 2004 (Unaudited)
================================================================================
Ten Largest Positions                                            % of Net Assets
--------------------------------------------------------------------------------
  Freddie Mac                                                              14.9%
--------------------------------------------------------------------------------
  Fannie Mae                                                                14.8
--------------------------------------------------------------------------------
  U.S. Treasury                                                              9.8
--------------------------------------------------------------------------------
  Ginnie Mae                                                                 5.8
--------------------------------------------------------------------------------
  Time Warner, Inc.                                                          1.8
--------------------------------------------------------------------------------
  Sovereign Bancorp.                                                         1.3
--------------------------------------------------------------------------------
  VFB LLC                                                                    1.1
--------------------------------------------------------------------------------
  TELUS Corp.                                                                1.0
--------------------------------------------------------------------------------
  First Energy Corp.                                                         0.9
--------------------------------------------------------------------------------
  Union Pacific Corp.                                                        0.9
--------------------------------------------------------------------------------
Ten Largest Sectors                                              % of Net Assets
--------------------------------------------------------------------------------
  U.S. Government & Agencies                                               49.7%
--------------------------------------------------------------------------------
  Financial                                                                 11.1
--------------------------------------------------------------------------------
  Communications & Media                                                     9.9
--------------------------------------------------------------------------------
  Consumer & Retail                                                          3.2
--------------------------------------------------------------------------------
  Utilities                                                                  3.1
--------------------------------------------------------------------------------
  Transportation                                                             2.1
--------------------------------------------------------------------------------
  Industrial                                                                 1.9
--------------------------------------------------------------------------------
  Foreign Government                                                         1.5
--------------------------------------------------------------------------------
  Insurance                                                                  1.2
--------------------------------------------------------------------------------
  Pharmaceuticals                                                            0.6
--------------------------------------------------------------------------------
Fund Composition                                                 % of Net Assets
--------------------------------------------------------------------------------
  Bonds                                                                      85%
--------------------------------------------------------------------------------
  Preferred stock                                                              2
--------------------------------------------------------------------------------
  Short-term investments                                                       8
--------------------------------------------------------------------------------
  Cash and other assets less liabilities                                       5
--------------------------------------------------------------------------------

PERFORMANCE

Returns for the six months ended June 30, 2004 were:

Institutional Class                                     0.81%
Premier Class                                           0.52
Retail Class                                            0.43
Lehman Brothers Aggregate Bond Index                    0.16
Lipper Corporate Debt Funds - 'A' Rated Average        (0.18)

Balanced Fund (sub-advised by Wellington Management)

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
BONDS-31.0%
AEROSPACE/DEFENSE-0.1%
  Raytheon Co., 6.50%, 2005                                   $       10          $  10
                                                                                  -----
AUTO & TRUCK-0.3%
  DaimlerChrysler NA Holding Corp., 4.75%, 2008                       15             15
  Ford Motor Co., 6.50%, 2018                                         45             42
                                                                                  -----
                                                                                     57
                                                                                  -----
BASIC MATERIALS-0.1%
  Alcan, Inc., 6.13%, 2033                                            10             10
  Alcoa, Inc., 6.50%, 2011                                            10             11
                                                                                  -----
                                                                                     21
                                                                                  -----
COMMUNICATIONS & MEDIA-1.7%
  Alltel Corp., 7.00%, 2012                                           10             11
  AT&T Wireless Services, Inc., 8.75%, 2031                           15             18
  British Telecommunications PLC,
    8.88% (coupon change based on rating), 2030                       15             19
  Cia de Telecom de Chile, 8.38%, 2006                                20             21
  Cingular Wireless LLC, 7.13%, 2031                                  10             10
  Clear Channel Communications, Inc., 7.65%, 2010                     10             11
  Cox Communications, Inc., 7.50%, 2004                               40             40
  Deutsche Telekom International Finance BV,
    8.75% (coupon change based on rating), 2030                       10             12
  France Telecom SA, 8.75% (coupon change based
    on rating), 2011                                                  15             17
  InterActiveCorp., 7.00%, 2013                                        5              5
  Liberty Media Corp., 7.75%, 2009                                    15             17
  News America Holdings, 7.75%, 2024                                  20             23
  Southwestern Bell Telephone Co., 6.63%, 2007                        50             54
  TCI Communications, Inc.,
    8.75%, 2015                                                       10             12
    7.13%, 2028                                                       10             10
  Time Warner, Inc., 7.25%, 2017                                      25             27
  Vodafone Group PLC, 7.75%, 2010                                     10             11
                                                                                  -----
                                                                                    318
                                                                                  -----
CONSUMER PRODUCTS-0.2%
  Altria Group, Inc., 7.00%, 2013                                      5              5
  Centex Corp., 7.50%, 2012                                           10             11
  International Game Technology, 8.38%, 2009                           5              6
  Pulte Homes, Inc., 8.13%, 2011                                      10             12
                                                                                  -----
                                                                                     34
                                                                                  -----
FINANCIAL-7.3%
  American Express Credit Corp., 7.20%, 2007                          50             52
  Associates Corp. of North America, 6.63%, 2005                      65             69
  Bank of America Corp., 5.88%, 2009                                  50             53
  Bank One Corp., 6.50%, 2006                                         25             26

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
FINANCIAL continued
  Boeing Capital Corp., 6.50%, 2012                           $       10          $  11
  Capital Auto Receivables Asset Trust, 2.96%, 2008                   50             50
  CIT Group Holdings, 7.63%, 2005                                      5              5
  Citibank Credit Card Issuance Trust, 2.50%, 2008                    50             50
  Deere (John) Capital Corp., 7.00%, 2012                             10             11
  Fleet Credit Card Master Trust, 2.40%, 2008                         50             50
  Ford Motor Credit Co., 7.38%, 2011                                  10             11
  General Electric Capital Corp., 6.13%, 2011                         20             21
  General Motors Acceptance Corp., 7.75%, 2010                        25             27
  Goldman Sachs Group, Inc., 7.63%, 2005                              50             53
  Greenwich Capital Commercial Funding Corp., 4.92%, 2036             50             49
  Household Finance Corp., 5.88%, 2009                                25             26
  International Lease Financing Co., 5.75%, 2006                      50             53
  LB-UBS Commercial Mortgage Trust, 6.13%, 2030                      100            107
  MBNA Credit Card Master Note Trust, 5.75%, 2008                     50             52
  Mercantile Bancorporation, Inc., 7.30%, 2007                        10             11
  Morgan (J.P.) Chase & Co., 7.00%, 2009                              10             11
  Morgan Stanley,
    7.75%, 2005                                                       50             52
    6.39%, 2033                                                      100            108
    6.46%, 2033                                                       50             53
  National Australia Bank Ltd., 8.60%, 2010                           25             30
  Nomura Asset Securities Corp., 6.59%, 2030                         100            109
  Popular North America, Inc., 4.25%, 2008                            10             10
  Wells Fargo & Co., 6.63%, 2004                                      75             75
  WFS Financial Owner Trust, 1.58%, 2006                              37             37
  World Omni Auto Receivables Trust, 4.05%, 2009                      50             51
                                                                                  -----
                                                                                  1,323
                                                                                  -----
FOOD & BEVERAGES-0.4%
  ConAgra Foods, Inc., 6.75%, 2011                                    30             33
  General Mills, Inc., 6.00%, 2012                                     5              5
  Kraft Foods, Inc., 4.63%, 2006                                       5              5
  PepsiCo, Inc., 5.75%, 2008                                          25             27
  Tyson Foods, Inc., 8.25%, 2011                                       5              6
                                                                                  -----
                                                                                     76
                                                                                  -----
FOREST PRODUCTS/PAPER-0.1%
  Temple-Inland, Inc., 7.88%, 2012                                    10             11
  Weyerhaeuser Co., 6.75%, 2012                                       10             11
                                                                                  -----
                                                                                     22
                                                                                  -----
INSURANCE-0.6%
  Berkley (WR) Corp., 5.88%, 2013                                     10             10
  Jackson National Life Global Funding, 6.13%, 2012 (144A
    security acquired May 2003 for $11) (b)                           10             10


The Notes to Financial Statements are an integral part of these statements.

Balanced Fund (sub-advised by Wellington Management)

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
BONDS continued
INSURANCE continued
  Liberty Mutual Insurance Co., 7.70%, 2097 (144A security
    acquired Nov. 2001 for $23) (b)                           $       30          $  30
  Marsh & McLennan Cos., Inc., 5.88%, 2033                            10              9
  Nationwide Financial Services, Inc., 6.25%, 2011                    20             21
  Safeco Corp., 4.88%, 2010                                           10             10
  Torchmark Corp., 6.25%, 2006                                        10             11
  XL Capital Europe PLC, 6.50%, 2012                                  10             11
                                                                                  -----
                                                                                    112
                                                                                  -----
OIL & GAS-1.0%
  Atlantic Richfield Co., 5.90%, 2009                                 25             27
  Burlington Resources Finance Co., 5.70%, 2007                       20             21
  Conoco, Inc., 6.95%, 2029                                           20             22
  Devon Energy Corp., 7.95%, 2032                                     15             17
  Kinder Morgan Energy Partners LP, 7.13%, 2012                       20             22
  Kinder Morgan, Inc., 6.50%, 2012                                    10             11
  Pemex Project Funding Master Trust, 8.63%, 2022                     40             42
  Transocean, Inc., 6.63%, 2011                                       10             11
  Valero Energy Corp., 7.50%, 2032                                    10             11
                                                                                  -----
                                                                                    184
                                                                                  -----
PHARMACEUTICALS-0.1%
  Schering-Plough Corp., 5.30%, 2013                                  10             10
                                                                                  -----
REAL ESTATE-0.0%
  Liberty Property LP, 8.50%, 2010                                     5              6
                                                                                  -----
REIT-0.0%
  Healthcare Realty Trust, 5.13%, 2014                                10              9
                                                                                  -----
RETAIL-0.7%
  Lowes Companies, Inc., 6.50%, 2029                                  25             26
  Target Corp., 7.50%, 2005                                           20             21
  Wal-Mart Stores, Inc., 6.55%, 2004                                  75             75
  Yum! Brands, Inc., 7.65%, 2008                                      10             11
                                                                                  -----
                                                                                    133
                                                                                  -----
TRANSPORTATION-0.4%
  American Airlines, Inc., 3.86%, 2010                                 5              5
  Continental Airlines, Inc., 6.90%, 2018                             25             24
  Delta Air Lines, Inc., 6.72%, 2023                                  44             46
                                                                                  -----
                                                                                     75
                                                                                  -----

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (c)-13.1%
  Federal Home Loan Bank, 5.75%, 2012                         $       10          $  11
  Freddie Mac,
    7.00%, 2005                                                       40             42
    5.25%, 2006                                                       50             52
    6.50%, 2009                                                       50             53
    5.63%, 2011                                                       65             68
  Fannie Mae,
    7.13%, 2010                                                       35             40
    7.25%, 2010                                                      150            171
    5.38%, 2011                                                       25             26
    6.09%, 2011                                                       97            103
    5.52%, 2012                                                       49             52
    6.05%, 2012                                                       49             52
    6.06%, 2012                                                       35             37
    6.00%, 2016                                                       83             86
    5.50%, 2017                                                       77             79
    5.00%, 2018                                                      168            169
    5.00%, 2019                                                      396            397
    5.00%, 2033                                                       99             97
  Ginnie Mae,
    8.25%, 2006                                                        8              8
    8.25%, 2008                                                       23             25
    6.50%, 2023                                                      100            106
    7.50%, 2023                                                       42             45
    7.00%, 2026                                                      112            119
    6.00%, 2028                                                       16             17
    6.50%, 2028                                                       85             89
    7.00%, 2028                                                       82             87
    7.50%, 2030                                                        2              2
    8.00%, 2031                                                       13             15
    5.00%, 2033                                                      258            250
                                                                                  -----
                                                                                  2,384
                                                                                  -----
U.S. TREASURY OBLIGATIONS-4.3%
  U.S. Treasury Bonds,
    7.50%, 2016                                                       40             49
    8.88%, 2017                                                       20             27
    8.13%, 2019                                                       90            118
    8.88%, 2019                                                       79            109
    7.88%, 2021                                                      160            207
    6.25%, 2023                                                       55             61
    7.63%, 2025                                                       15             19
  Principal Strip, 6.88%, 2025                                       100             30
  U.S. Treasury Note, 6.50%, 2005                                    150            156
                                                                                  -----
                                                                                    776
                                                                                  -----


     The Notes to Financial Statements are an integral part of these statements.

Balanced Fund (sub-advised by Wellington Management)

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                  PRINCIPAL        VALUE
                                                      (000)        (000)
------------------------------------------------------------------------
BONDS continued
UTILITIES-0.6%
  Alabama Power Co., 5.88%, 2022                  $    10          $  10
  Dominion Resources, Inc., 8.13%, 2010                20             23
  Duke Energy Corp., 6.25%, 2012                       10             10
  Oncor Electric Delivery Co., 6.38%, 2012             15             16
  Progress Energy, Inc., 7.10%, 2011                   25             27
  PSEG Power LLC, 6.95%, 2012                          10             11
  Wisconsin Electric Power Co., 5.63%, 2033            10              9
                                                                   -----
                                                                     106
                                                                   -----
TOTAL BONDS (Cost $5,602)                                          5,656
                                                                   -----
                                                  NUMBER OF
                                                     SHARES
                                                  ---------
COMMON STOCKS-67.3%
AEROSPACE/DEFENSE-0.3%
  General Dynamics Corp.                              600             60
                                                                   -----
AUTO & TRUCK-1.0%
  General Motors Corp.                              3,900            182
                                                                   -----
BASIC MATERIALS-3.3%
  Alcoa, Inc.                                      10,800            357
  du Pont (E.I.) de Nemours & Co.                   5,500            244
                                                                   -----
                                                                     601
                                                                   -----
COMMUNICATIONS & MEDIA-4.9%
  BellSouth Corp.                                   5,200            136
  Comcast Corp. (a)                                 8,800            243
  Gannett Co., Inc.                                 1,300            110
  SBC Communications, Inc.                          6,300            153
  Time Warner, Inc. (a)                            14,000            246
                                                                   -----
                                                                     888
                                                                   -----
COMPUTERS-1.1%
  Hewlett-Packard Co.                               3,800             80
  International Business Machines Corp.             1,300            115
                                                                   -----
                                                                     195
                                                                   -----
COSMETICS/PERSONAL CARE-0.9%
  Kimberly-Clark Corp.                              2,500            165
                                                                   -----
DIVERSIFIED MANUFACTURING-2.8%
  Illinois Tool Works, Inc.                         1,800            173
  Tyco International Ltd.                          10,200            338
                                                                   -----
                                                                     511
                                                                   -----
FINANCIAL-14.4%
  Bank of America Corp.                             5,700            482
  Bank One Corp.                                    3,100            158

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
FINANCIAL continued
  Citigroup, Inc.                                  12,240         $  569
  Fannie Mae                                        2,900            207
  Goldman Sachs Group, Inc.                         2,000            188
  Morgan Stanley                                    4,000            211
  National City Corp.                               8,300            291
  PNC Financial Services Group, Inc.                2,300            122
  Suntrust Banks, Inc.                              1,800            117
  Washington Mutual, Inc.                           2,200             85
  Wells Fargo & Co.                                 3,300            189
                                                                  ------
                                                                   2,619
                                                                  ------
FOOD & BEVERAGES-2.3%
  Coca-Cola (The) Co.                               4,300            125
  Kellogg Co.                                       3,800            159
  PepsiCo, Inc.                                     2,400            129
                                                                  ------
                                                                     413
                                                                  ------
FOREST PRODUCTS/PAPER-1.3%
  Weyerhaeuser Co.                                  3,800            240
                                                                  ------
HEALTH CARE-3.6%
  Anthem, Inc. (a)                                  1,800            161
  Bard (C.R.), Inc.                                 2,600            147
  Baxter International, Inc.                        5,400            186
  Beckman Coulter, Inc.                             2,700            165
                                                                  ------
                                                                     659
                                                                  ------
INSURANCE-2.8%
  ACE Ltd.                                          1,200             51
  Chubb Corp.                                       1,600            109
  Marsh & McLennan Co's., Inc.                      1,000             45
  Principal Financial Group                         3,800            132
  St. Paul Companies, Inc.                          4,100            166
                                                                  ------
                                                                     503
                                                                  ------
MACHINERY-2.9%
  Caterpillar, Inc.                                 5,000            397
  Rockwell Automation, Inc.                         3,300            124
                                                                  ------
                                                                     521
                                                                  ------
OIL & GAS-7.5%
  ConocoPhilips                                     3,100            237
  ChevronTexaco Corp.                               1,300            122
  Exxon Mobil Corp.                                13,200            586
  National Fuel Gas Co.                               100              3
  Shell Transport & Trading Co. PLC                 9,600            429
                                                                  ------
                                                                   1,377
                                                                  ------


The Notes to Financial Statements are an integral part of these statements.

Balanced Fund (sub-advised by Wellington Management)

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
COMMON STOCKS continued
PHARMACEUTICALS-3.0%
  Pfizer, Inc.                                     11,400        $   391
  Wyeth                                             4,500            163
                                                                 -------
                                                                     554
                                                                 -------
RETAIL-3.5%
  CVS Corp.                                         5,600            235
  Dollar General Corp.                              7,000            137
  McDonald's Corp.                                  4,700            122
  Nike, Inc.                                        1,900            144
                                                                 -------
                                                                     638
                                                                 -------
TECHNOLOGY-4.1%
  Applied Materials, Inc. (a)                      12,900            253
  Intel Corp.                                       8,200            226
  Teradyne, Inc. (a)                               11,800            268
                                                                 -------
                                                                     747
                                                                 -------
TRANSPORTATION-2.2%
  CSX Corp.                                         6,300            207
  Southwest Airlines Co.                           12,000            201
                                                                 -------
                                                                     408
                                                                 -------
UTILITIES-5.4%
  Dominion Resources, Inc.                          2,050            129
  Emerson Electric Co.                              2,000            127
  Exelon Corp.                                      6,700            223
  PPL Corp.                                         2,100             97
  Progress Energy, Inc.                             3,000            132
  SCANA Corp.                                       3,500            127
  TXU Corp.                                         3,700            150
                                                                 -------
                                                                     985
                                                                 -------
TOTAL COMMON STOCKS
    (Cost $10,705)                                                12,266
                                                                 -------

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
SHORT-TERM OBLIGATION-1.3%
MONEY MARKET FUND-1.3%
  CIGNA Funds Group - Money Market Fund (d)
    (Cost $237)                                   237,135        $   237
                                                                 -------
TOTAL INVESTMENTS IN SECURITIES-99.6%
  (Total Cost $16,544) (e)                                        18,159
  Cash and Other Assets, Less Liabilities - 0.4%                      72
                                                                 -------
NET ASSETS-100.0%                                                $18,231
                                                                 =======

NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing security.

 (b) Indicates restricted security; the aggregate value of restricted securities is $40,164 (aggregate cost $34,672), which is approximately 0.2% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.

 (c) Agency obligations are not guaranteed by the U.S. Government.

 (d) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 Tax Information

 (e) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $16,579,965, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost              $1,763,747

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                (184,956)
                                                                  ----------
 Unrealized appreciation - net                                    $1,578,791
                                                                  ==========

 (f) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                    $   13,281

 Capital loss carryforward:
  Expiring 2009                                                   $  826,204
  Expiring 2010                                                      745,096
  Expiring 2011                                                      347,043
                                                                  ----------
                                                                  $1,918,343
                                                                  ==========


     The Notes to Financial Statements are an integral part of these statements.

Large Cap Growth/Morgan Stanley Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
COMMON STOCKS-98.4%
AEROSPACE & DEFENSE-1.3%
  United Technologies Corp.                         2,200         $  201
                                                                  ------
APPAREL-0.5%
  Coach, Inc. (a)                                   1,800             81
                                                                  ------
BANKS-1.0%
  Fifth Third Bancorp                               2,850            153
                                                                  ------
BIOTECHNOLOGY-3.3%
  Amgen, Inc. (a)                                   2,975            162
  Biogen Idec, Inc. (a)                             1,225             77
  Celgene Corp. (a)                                 1,100             63
  Chiron Corp. (a)                                  1,000             45
  Genentech, Inc. (a)                               2,400            135
  Telik, Inc. (a)                                   1,800             43
                                                                  ------
                                                                     525
                                                                  ------
COMMERCIAL TECHNOLOGY SERVICES-1.7%
  Accenture Ltd., Class A (a)                       6,750            185
  Paychex, Inc.                                     2,400             81
                                                                  ------
                                                                     266
                                                                  ------
COMPUTERS & PERIPHERALS-2.9%
  Dell, Inc. (a)                                    6,525            234
  EMC Corp. (a)                                    13,675            156
  Network Appliance, Inc. (a)                       3,500             75
                                                                  ------
                                                                     465
                                                                  ------
COSMETICS/PERSONAL CARE-2.4%
  Kimberly-Clark Corp.                              1,770            117
  Procter & Gamble Co.                              4,800            261
                                                                  ------
                                                                     378
                                                                  ------
ELECTRONICS-0.5%
  Amphenol Corp., Class A (a)                       2,345             78
                                                                  ------
ENTERTAINMENT-1.5%
  GTECH Holdings Corp.                              2,290            106
  International Game Technology                     3,500            135
                                                                  ------
                                                                     241
                                                                  ------
FINANCIAL-11.6%
  American Express Co.                              4,750            244
  Ameritrade Holding Corp. (a)                      9,000            102
  Citigroup, Inc.                                  12,766            594
  Fannie Mae                                        2,800            200
  Goldman Sachs Group, Inc.                         2,875            271
  Lehman Brothers Holdings, Inc.                    1,600            120
  MBNA Corp.                                       12,300            317
                                                                  ------
                                                                   1,848
                                                                  ------

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
FOOD & BEVERAGES-3.6%
  Coca-Cola (The) Co.                               7,875         $  398
  PepsiCo, Inc.                                     3,125            168
                                                                  ------
                                                                     566
                                                                  ------
HEALTH CARE-7.1%
  Anthem, Inc. (a)                                  1,415            127
  Boston Scientific Corp. (a)                       5,100            218
  Dade Behring Holdings, Inc. (a)                     900             43
  Guidant Corp.                                       600             34
  INAMED Corp. (a)                                    882             55
  Johnson & Johnson                                 4,300            240
  Medtronic, Inc.                                   3,200            156
  St. Jude Medical, Inc. (a)                        1,195             90
  UnitedHealth Group, Inc.                          2,650            165
                                                                  ------
                                                                   1,128
                                                                  ------
INSURANCE-1.4%
  American International Group, Inc.                3,200            228
                                                                  ------
INTERNET-7.8%
  Amazon.com, Inc. (a)                              2,200            120
  eBay, Inc. (a)                                    3,630            334
  InterActive Corp. (a)                            13,030            393
  Symantec Corp. (a)                                1,900             83
  Yahoo!, Inc. (a)                                  8,480            308
                                                                  ------
                                                                   1,238
                                                                  ------
LEISURE TIME-0.9%
  Carnival Corp.                                    3,000            141
                                                                  ------
LODGING-0.5%
  Wynn Resorts Ltd. (a)                             2,130             82
                                                                  ------
MANUFACTURING-8.8%
  3M Co.                                              850             76
  General Electric Co.                             30,800            998
  Tyco International Ltd.                           9,800            325
                                                                  ------
                                                                   1,399
                                                                  ------
MEDIA-2.5%
  News Corp. Ltd.                                   2,835            100
  Time Warner, Inc. (a)                             7,800            137
  Univision Communications, Inc., Class A (a)       4,917            157
                                                                  ------
                                                                     394
                                                                  ------
OIL & GAS-2.5%
  Exxon Mobil Corp.                                 5,300            235
  Murphy Oil Corp.                                    650             48
  Smith International, Inc. (a)                     2,140            119
                                                                  ------
                                                                     402
                                                                  ------


The Notes to Financial Statements are an integral part of these statements.

Large Cap Growth/Morgan Stanley Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
COMMON STOCKS continued
PHARMACEUTICALS-8.0%
  Allergan, Inc.                                       545       $    49
  Bristol-Myers Squibb Co.                           3,100            76
  Caremark Rx, Inc. (a)                              3,150           104
  Forest Laboratories, Inc. (a)                      1,800           102
  Gilead Sciences, Inc. (a)                            950            64
  Lilly (Eli) and Co.                                  900            63
  Pfizer, Inc.                                      19,040           653
  Teva Pharmaceutical Industries Ltd. ADR            2,389           161
                                                                 -------
                                                                   1,272
                                                                 -------
RETAIL-7.0%
  Bed Bath & Beyond, Inc. (a)                          630            24
  Chico's FAS, Inc. (a)                              2,941           133
  Kohl's Corp. (a)                                   2,200            93
  Lowe's Companies, Inc.                             2,975           156
  Outback Steakhouse, Inc.                           2,300            95
  PETsMART, Inc.                                     2,670            87
  Staples, Inc.                                      2,700            79
  TJX (The) Companies, Inc.                          2,925            71
  Target Corp.                                       2,141            91
  Wal-Mart Stores, Inc.                              3,300           174
  Yum! Brands, Inc. (a)                              2,840           106
                                                                 -------
                                                                   1,109
                                                                 -------
SEMICONDUCTORS-5.5%
  Analog Devices, Inc.                               5,050           238
  Intel Corp.                                       10,200           282
  Linear Technology Corp.                            5,025           198
  Marvell Technology Group Ltd. (a)                  1,560            42
  Texas Instruments, Inc.                            4,875           118
                                                                 -------
                                                                     878
                                                                 -------
SOFTWARE-8.7%
  Adobe Systems, Inc.                                1,500            70
  Mercury Interactive Corp. (a)                      3,475           173
  Microsoft Corp.                                   29,400           840
  Novell, Inc. (a)                                   3,600            30
  Oracle Corp. (a)                                   8,575           102
  Red Hat, Inc. (a)                                  2,400            55
  Veritas Software Corp. (a)                         4,062           113
                                                                 -------
                                                                   1,383
                                                                 -------

                                                  NUMBER OF        VALUE
                                                     SHARES        (000)
------------------------------------------------------------------------
TELECOMMUNICATIONS-5.6%
  Cisco Systems, Inc. (a)                            21,150     $   501
  Juniper Networks, Inc. (a)                          3,600          88
  Motorola, Inc.                                      6,900         126
  Qualcomm, Inc.                                      2,300         168
                                                                -------
                                                                    883
                                                                -------
TRANSPORTATION-1.8%
  CH Robinson Worlwide, Inc.                          2,860         131
  United Parcel Service, Inc. Class B                 2,150         162
                                                                -------
                                                                    293
                                                                -------
TOTAL COMMON STOCKS
  (Cost $14,688)                                                 15,632
                                                                -------
SHORT-TERM OBLIGATION-3.5%

MONEY MARKET FUND
  CIGNA Funds Group - Money Market Fund (b)
    (Cost $555)                                     555,158         555
                                                                -------
TOTAL INVESTMENTS IN SECURITIES-101.9%
  (Total Cost $15,243) (c)                                       16,187
  Liabilities in excess of Cash and
  Other Assets - (1.9%)                                           (304)
                                                                -------
NET ASSETS-100.0%                                               $15,883
                                                                =======

NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing security.

 (b) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 Tax Information

 (c) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $15,675,059, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost              $  853,640

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                (341,680)
                                                                  ----------
 Unrealized appreciation - net                                    $  511,960
                                                                  ==========

 (d) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                    $       50

 Capital loss carryforward:
  Expiring 2008                                                   $  387,542
  Expiring 2009                                                    1,807,002
  Expiring 2010                                                    2,322,387
  Expiring 2011                                                      266,395
                                                                  ----------
                                                                  $4,783,326
                                                                  ==========


     The Notes to Financial Statements are an integral part of these statements.

Large Cap Value/John A. Levin & Co. Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS-99.6%
ADVERTISING-0.2%
  Interpublic (The) Group of Companies, Inc. (a)            4,800         $   66
                                                                          ------
AEROSPACE & DEFENSE-4.5%
  Lockheed Martin Corp.                                    15,100            786
  Northrop Grumman Corp.                                    7,900            424
                                                                          ------
                                                                           1,210
                                                                          ------
AUTO PARTS & EQUIPMENT-0.7%
  Delphi Corp.                                             16,600            177
                                                                          ------
BANKS-11.8%
  Bank of America Corp.                                    12,720          1,076
  Bank (The) of New York, Inc.                             26,600            784
  PNC Financial Services Group, Inc.                        6,100            324
  US Bancorp                                               23,291            642
  Wells Fargo & Co.                                         6,400            366
                                                                          ------
                                                                           3,192
                                                                          ------
CHEMICALS-2.4%
  Dow (The) Chemical Co.                                    8,900            362
  PPG Industries, Inc.                                      4,630            289
                                                                          ------
                                                                             651
                                                                          ------
COMMERCIAL TECHNOLOGY SERVICES-1.6%
  Accenture Ltd., Class A (a)                              15,700            431
                                                                          ------
COMPUTERS-3.1%
  Hewlett-Packard Co.                                      23,300            492
  International Business Machines Corp.                     4,100            361
                                                                          ------
                                                                             853
                                                                          ------
COSMETICS/PERSONAL CARE-1.2%
  Procter & Gamble Co.                                      6,000            327
                                                                          ------
ELECTRIC-4.9%
  Emerson Electric Co.                                      4,100            261
  Entergy Corp.                                             9,600            538
  FirstEngery Corp.                                         1,700             64
  PG&E Corp. (a)                                           12,200            341
  Xcel Energy, Inc.                                         7,900            132
                                                                          ------
                                                                           1,336
                                                                          ------
ELECTRONICS-3.9%
  Applera Corp.-Applied Biosystems Group                    9,600            209
  Konnklijke (Royal) Philips Electronics Corp. ADR         20,196            549
  Thermo Electron Corp. (a)                                10,055            309
                                                                          ------
                                                                           1,067
                                                                          ------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
FINANCIAL-7.9%
  Citigroup, Inc.                                           15,800        $  735
  Freddie Mac                                                3,700           234
  MBNA Corp.                                                10,645           275
  Morgan (JP) Chase & Co.                                   14,400           558
  Morgan Stanley                                             6,500           343
                                                                          ------
                                                                           2,145
                                                                          ------
FOOD & BEVERAGES-4.6%
  Coca-Cola (The) Co.                                        6,700           338
  Diageo PLC                                                 6,600           361
  PepsiCo., Inc.                                             5,900           318
  Sara Lee Corp.                                             9,700           223
                                                                          ------
                                                                           1,240
                                                                          ------
HEALTH CARE-2.3%
  Guidant Corp.                                              3,500           196
  Johnson & Johnson                                          7,800           434
                                                                          ------
                                                                             630
                                                                          ------
HOUSEWARES-2.5%
  Clorox Co.                                                 5,500           296
  Newell Rubbermaid, Inc.                                   15,800           371
                                                                          ------
                                                                             667
                                                                          ------
INSURANCE-3.8%
  American International Group, Inc.                         7,950           567
  XL Capital Ltd., Class A                                   6,300           475
                                                                          ------
                                                                           1,042
                                                                          ------
MANUFACTURING-9.4%
  Coopers Industries Ltd., Class A                           3,200           190
  General Electric Co.                                      29,200           946
  Honeywell International, Inc.                              9,400           344
  ITT Industries, Inc.                                       1,700           141
  Textron, Inc.                                              7,900           469
  Tyco International Ltd.                                   14,100           467
                                                                          ------
                                                                           2,557
                                                                          ------
LEISURE TIME-0.0%
  Life Time Fitness, Inc. (a)                                  330             6
                                                                          ------
MEDIA-7.2%
  Clear Channel Communications, Inc.                         4,400           163
  Comcast Corp., Class A (a)                                 9,185           254
  EchoStar Communications, Corp., Class A (a)               13,215           406
  News Corp. Ltd.                                           18,898           621
  Tribune Co.                                                5,500           251
  Viacom, Inc., Class B                                      7,350           263
                                                                          ------
                                                                           1,958
                                                                          ------


The Notes to Financial Statements are an integral part of these statements.

Large Cap Value/John A. Levin & Co. Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
MINING-1.0%
  Alcan, Inc.                                                6,600       $   273
                                                                         -------
OFFICE/BUSINESS EQUIPMENT-0.5%
  Pitney Bowes, Inc.                                         3,000           133
                                                                         -------
OIL & GAS-9.5%
  BP PLC                                                    10,200           546
  ChevronTexaco Corp.                                        4,900           461
  Cooper Cameron Corp. (a)                                   5,800           283
  Exxon Mobil Corp.                                         14,600           648
  Unocal Corp.                                              11,400           433
  Williams (The) Companies, Inc.                            17,500           208
                                                                         -------
                                                                           2,579
                                                                         -------
PHARMACEUTICALS-6.2%
  AmerisourceBergen Corp.                                    6,300           377
  Pfizer, Inc.                                              25,755           883
  Wyeth                                                     11,340           410
                                                                         -------
                                                                           1,670
                                                                         -------
RETAIL-4.0%
  Home Depot, Inc.                                          21,300           750
  Limited Brands, Inc.                                      18,229           341
                                                                         -------
                                                                           1,091
                                                                         -------
SOFTWARE-2.9%
  Microsoft Corp.                                           27,300           780
                                                                         -------
TELECOMMUNICATIONS-3.5%
  SBC Communications, Inc.                                  18,600           452
  Verizon Communications, Inc.                              13,400           485
                                                                         -------
                                                                             937
                                                                         -------
TOTAL COMMON STOCKS
  (Cost $24,369)                                                          27,018
                                                                         -------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION-1.3%

MONEY MARKET FUND
  CIGNA Funds Group - Money Market Fund (b)
    (Cost $345)                                             345,184      $   345
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES-100.9%
  (Total Cost $24,714) (c)                                                27,363
  Liabilities in excess of Cash and Other Assets - (0.9%)                   (248)
                                                                         -------
NET ASSETS-100.0%                                                        $27,115
                                                                         =======

NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing security.

 (b) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 Tax Information

 (c) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $24,985,793, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost                  $2,522,528

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                    (145,314)
                                                                      ----------
 Unrealized appreciation - net                                        $2,377,214
                                                                      ==========

 (d) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                        $  117,182

 Capital loss carryforward:
  Expiring 2009                                                       $   56,200
  Expiring 2010                                                          780,787
  Expiring 2011                                                        2,610,516
                                                                      ----------
                                                                      $3,447,503
                                                                      ==========


     The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS-80.5%
  General Electric Co.                                      50,500      $  1,636
  Microsoft Corp.                                           53,300         1,522
  Exxon Mobil Corp.                                         32,594         1,447
  Pfizer, Inc.                                              37,606         1,289
  Citigroup, Inc.                                           25,589         1,190
  Wal-Mart Stores, Inc.                                     21,500         1,134
  American International Group                              12,971           924
  Intel Corp.                                               32,400           894
  Bank of America Corp.                                     10,078           853
  Johnson & Johnson                                         14,734           821
  Cisco Systems, Inc. (a)                                   34,200           810
  International Business Machine Corp.                       8,400           740
  Procter & Gamble Co.                                      12,800           697
  Coca-Cola (The) Co.                                       12,200           616
  Merck & Co., Inc.                                         11,000           522
  Altria Group, Inc.                                        10,100           505
  ChevronTexaco Corp.                                        5,329           501
  Verizon Communications, Inc.                              13,728           497
  Wells Fargo & Co.                                          8,400           481
  PepsiCo., Inc.                                             8,570           462
  Dell, Inc. (a)                                            12,700           455
  United Parcel Service, Inc., Class B                       5,600           421
  Home Depot, Inc.                                          11,300           398
  Morgan (J.P.) Chase & Co.                                 10,260           398
  SBC Communications, Inc.                                  16,406           398
  Time Warner, Inc. (a)                                     22,400           394
  Eli Lilly & Co.                                            5,600           391
  3M Co.                                                     3,900           351
  Amgen, Inc. (a)                                            6,372           348
  Fannie Mae                                                 4,800           343
  Tyco International Ltd.                                    9,971           330
  American Express Co.                                       6,400           329
  Hewlett-Packard Co.                                       15,126           319
  Abbott Laboratories                                        7,800           318
  Comcast Corp., Class A (a)                                11,153           313
  Oracle Corp. (a)                                          26,000           310
  Viacom, Inc., Class B                                      8,688           310
  eBay, Inc. (a)                                             3,200           294
  Medtronic, Inc.                                            6,000           292
  Qualcomm, Inc.                                             4,000           292
  Wachovia Corp.                                             6,570           292
  Bank One Corp.                                             5,602           286
  Morgan Stanley Dean Witter & Co.                           5,400           285
  US Bancorp                                                 9,596           264

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Disney (Walt) Co.                                         10,200       $   260
  Merrill Lynch & Co., Inc.                                  4,800           259
  ConocoPhillips                                             3,345           255
  BellSouth Corp.                                            9,200           241
  Yahoo, Inc. (a)                                            6,600           240
  Wyeth                                                      6,600           238
  Bristol-Myers Squibb Co.                                   9,600           235
  United Technologies Corp.                                  2,500           229
  Goldman Sachs Group, Inc.                                  2,400           226
  du Pont (E.I.) de Nemours & Co.                            4,929           219
  Anheuser-Busch Cos., Inc.                                  4,000           216
  Freddie Mac                                                3,400           215
  Boeing (The) Co.                                           4,150           212
  Gillette (The), Co.                                        5,000           212
  Motorola, Inc.                                            11,535           211
  Texas Instruments, Inc.                                    8,600           208
  Lowe's Companies, Inc.                                     3,900           205
  First Data Corp.                                           4,401           196
  UnitedHealth Group, Inc.                                   3,100           193
  AT&T Wireless Services, Inc. (a)                          13,436           192
  Target Corp.                                               4,500           191
  Dow (The) Chemical Co.                                     4,560           186
  Walgreen Co.                                               5,100           185
  Schlumberger Ltd.                                          2,900           184
  Boston Scientific Corp. (a)                                4,100           175
  Washington Mutual, Inc.                                    4,460           172
  Kimberly-Clark Corp.                                       2,500           165
  MBNA Corp.                                                 6,362           164
  McDonald's Corp.                                           6,300           164
  Allstate (The) Corp.                                       3,500           163
  Applied Materials, Inc. (a)                                8,200           161
  Colgate-Palmolive Co.                                      2,700           158
  Exelon Corp.                                               4,724           157
  Honeywell International, Inc.                              4,262           156
  Fifth Third Bancorp                                        2,846           153
  Cardinal Health, Inc.                                      2,125           149
  Nextel Communications, Inc., Class A (a)                   5,500           147
  Carnival Corp.                                             3,100           146
  Illinois Tool Works, Inc.                                  1,500           144
  Alcoa, Inc.                                                4,344           143
  Ford Motor Co.                                             9,088           142
  EMC Corp. (a)                                             11,974           137
  Metlife, Inc.                                              3,800           136
  Caterpillar, Inc.                                          1,700           135
  Schering-Plough Corp.                                      7,300           135


The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
  St. Paul (The) Travelers Companies, Inc.                  3,295         $  134
  Emerson Electric Co.                                      2,100            133
  General Motors Corp.                                      2,800            130
  Automatic Data Processing, Inc.                           3,000            126
  Prudential Financial, Inc. (b)                            2,700            125
  Sprint Corp. (FON Group)                                  7,050            124
  FedEx Corp.                                               1,500            122
  Cendant Corp.                                             4,985            122
  Marsh & McLennan Cos., Inc.                               2,600            118
  Bank (The) of New York Co., Inc.                          3,900            115
  Lockheed Martin Corp.                                     2,200            115
  Sysco Corp.                                               3,200            114
  Avon Products, Inc.                                       2,400            111
  Clear Channel Communications, Inc.                        3,000            111
  Gannett Co., Inc.                                         1,300            110
  Stryker Corp.                                             2,000            110
  Gap (The), Inc.                                           4,450            108
  Zimmer Holdings, Inc. (a)                                 1,230            108
  International Paper Co.                                   2,364            106
  Biogen Idec, Inc. (a)                                     1,660            105
  National City Corp.                                       3,000            105
  Southern (The) Co.                                        3,600            105
  Baxter International, Inc.                                3,000            104
  HCA, Inc.                                                 2,500            104
  Northrop Grumman Corp.                                    1,942            104
  Aflac, Inc.                                               2,500            102
  Forest Laboratories, Inc. (a)                             1,800            102
  BB&T Corp.                                                2,700            100
  Dominion Resources, Inc.                                  1,568             99
  General Dynamics Corp.                                    1,000             99
  Countrywide Financial Corp.                               1,399             98
  Lehman Brothers Holdings, Inc.                            1,300             98
  Nike, Inc., Class B                                       1,300             98
  Hartford Financial Services Group                         1,400             96
  Costco Wholesale Corp.                                    2,300             94
  Progressive (The) Corp.                                   1,100             94
  Harley-Davidson, Inc.                                     1,500             93
  Occidental Petroleum Corp.                                1,900             92
  Duke Energy Corp.                                         4,500             91
  SunTrust Banks, Inc.                                      1,400             91
  General Mills, Inc.                                       1,900             90
  Sara Lee Corp.                                            3,900             90
  Guidant Corp.                                             1,600             89
  SLM Corp.                                                 2,200             89

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Waste Management, Inc.                                    2,895          $  88
  Corning, Inc. (a)                                         6,600             86
  Analog Devices, Inc.                                      1,800             85
  CVS Corp.                                                 2,000             84
  Deere & Co.                                               1,200             84
  Kellogg Co.                                               2,000             84
  Maxim Integrated Products                                 1,600             83
  Danaher Corp.                                             1,600             83
  Starbucks Corp. (a)                                       1,900             83
  Electronic Arts, Inc. (a)                                 1,500             82
  Alltel Corp.                                              1,600             81
  Best Buy Co., Inc.                                        1,600             81
  Computer Associates International, Inc.                   2,900             81
  Newmont Mining Corp.                                      2,100             81
  Apollo Group, Inc., Class A (a)                             900             79
  Lucent Technologies, Inc. (a)                            20,630             78
  State Street Corp.                                        1,600             78
  WellPoint Health Networks (a)                               700             78
  McGraw-Hill (The) Cos., Inc.                              1,000             77
  Union Pacific Corp.                                       1,300             77
  Capital One Financial Corp.                               1,100             75
  Raytheon Co.                                              2,100             75
  Golden West Financial Corp.                                 700             74
  PNC Financial Services Group, Inc.                        1,400             74
  Burlington Resources, Inc.                                2,020             73
  ConAgra Foods, Inc.                                       2,700             73
  Devon Energy Corp.                                        1,100             73
  Tribune Co.                                               1,600             73
  Anadarko Petroleum Corp.                                  1,229             72
  Caremark RX, Inc. (a)                                     2,200             72
  Kohl's Corp. (a)                                          1,700             72
  Masco Corp.                                               2,300             72
  Staples, Inc.                                             2,450             72
  Agilent Technologies, Inc. (a)                            2,413             71
  Broadcom Corp., Class A (a)                               1,500             70
  Sun Microsystems, Inc. (a)                               16,200             70
  Weyerhaeuser Co.                                          1,100             69
  Wrigley (Wm) Jr. Co.                                      1,100             69
  Apache Corp.                                              1,566             68
  Lexmark International, Inc., Class A (a)                    700             68
  Omnicom Group                                               900             68
  St. Jude Medical, Inc. (a)                                  900             68
  Becton Dickinson & Co.                                    1,300             67
  Coca-Cola Enterprises, Inc.                               2,300             67
  Halliburton Co.                                           2,200             67


     The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
  Heinz (H.J) Co.                                            1,700         $  67
  Kroger Co. (a)                                             3,700            67
  International Game Technology                              1,700            66
  Southwest Airlines Co.                                     3,930            66
  Symantec Corp. (a)                                         1,500            66
  Hershey Foods Corp.                                        1,400            65
  Schwab, (The) Charles Corp.                                6,775            65
  TXU Corp.                                                  1,600            65
  Paychex, Inc.                                              1,875            64
  Praxair, Inc.                                              1,600            64
  Allergan, Inc.                                               700            63
  Anthem, Inc. (a)                                             700            63
  Burlington Northern Santa Fe Corp.                         1,800            63
  Keycorp                                                    2,100            63
  Linear Technology Corp.                                    1,600            63
  Baker Hughes, Inc.                                         1,640            62
  Entergy Corp.                                              1,100            62
  Mellon Financial Corp.                                     2,100            62
  SouthTrust Corp.                                           1,600            62
  American Electric Power Co., Inc.                          1,920            61
  Chubb Corp.                                                  900            61
  Marathon Oil Corp.                                         1,600            61
  Ingersoll-Rand Co., Class A                                  900            61
  Aetna, Inc.                                                  700            60
  FirstEnergy Corp.                                          1,600            60
  Franklin Resources, Inc.                                   1,200            60
  TJX Cos., Inc.                                             2,500            60
  Apple Computer, Inc. (a)                                   1,800            59
  Clorox Co.                                                 1,100            59
  PG&E Corp. (a)                                             2,100            59
  ACE Ltd.                                                   1,400            59
  AT&T Corp.                                                 3,936            58
  Air Products & Chemicals, Inc.                             1,100            58
  Bed Bath & Beyond, Inc. (a)                                1,500            58
  FPL Group, Inc.                                              900            58
  Veritas Software Corp. (a)                                 2,100            58
  Xilinx, Inc.                                               1,700            57
  Xerox Corp. (a)                                            3,900            57
  Biomet, Inc.                                               1,250            56
  Principal Financial Group                                  1,600            56
  Safeway, Inc. (a)                                          2,200            56
  Archer-Daniels-Midland Co.                                 3,269            55
  Marriott International, Inc., Class A                      1,100            55
  Yum! Brands, Inc.                                          1,480            55

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Campbell Soup Co.                                         2,000          $  54
  Equity Office Properties Trust                            2,000             54
  Loews Corp.                                                 900             54
  Fortune Brands, Inc.                                        700             53
  Progress Energy, Inc.                                     1,200             53
  XL Capital Ltd., Class A                                    700             53
  Genzyme Corp. (General Division) (a)                      1,100             52
  M&T Bank Corp.                                              600             52
  Adobe Systems, Inc.                                       1,100             51
  McKesson Corp.                                            1,473             51
  Monsanto Co.                                              1,317             51
  Paccar, Inc.                                                875             51
  Simon Property Group, Inc.                                1,000             51
  Univision Communications, Inc., Class A (a)               1,600             51
  Charter One Financial, Inc.                               1,127             50
  Medco Health Solutions, Inc. (a)                          1,341             50
  Norfolk Southern Corp.                                    1,900             50
  PPG Industries, Inc.                                        800             50
  Kla-Tencor Corp. (a)                                      1,000             49
  Limited Brands, Inc.                                      2,600             49
  Penney (J.C.) Co., Inc.                                   1,300             49
  Pitney Bowes, Inc.                                        1,100             49
  Sears Roebuck and Co.                                     1,300             49
  Unocal Corp.                                              1,300             49
  American Standard Cos., Inc. (a)                          1,200             48
  CIGNA Corp. (c)                                             700             48
  Johnson Controls, Inc.                                      900             48
  Public Service Enterprise Group                           1,200             48
  Rohm & Haas Co.                                           1,153             48
  Transocean, Inc. (a)                                      1,642             48
  Albertson's, Inc.                                         1,788             47
  Comerica, Inc.                                              850             47
  Northern Trust Corp.                                      1,100             47
  Electronic Data Systems Corp.                             2,400             46
  Micron Technology, Inc. (a)                               3,000             46
  AmSouth Bancorp                                           1,750             45
  Eaton Corp.                                                 700             45
  Georgia-Pacific Corp.                                     1,210             45
  Moody's Corp.                                               700             45
  Starwood Hotels & Resorts Worldwide, Inc.                 1,000             45
  AON Corp.                                                 1,550             44
  Bear Stearns (The) Cos., Inc.                               517             44
  Consolidated Edison, Inc.                                 1,100             44
  Federated Department Stores                                 900             44
  Valero Energy Corp.                                         600             44


The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
  Block (H&R), Inc.                                           900          $  43
  Lincoln National Corp.                                      900             43
  Marshall & Ilsley Corp.                                   1,100             43
  Altera Corp. (a)                                          1,900             42
  Computer Sciences Corp. (a)                                 900             42
  Dover Corp.                                               1,000             42
  Equity Residential                                        1,400             42
  ITT Industries, Inc.                                        500             42
  Quest Diagnostics                                           500             42
  Textron, Inc.                                               700             42
  Ecolab, Inc.                                              1,300             41
  Edison International                                      1,600             41
  PPL Corp.                                                   900             41
  AMBAC Financial Group, Inc.                                 550             40
  Chiron Corp. (a)                                            900             40
  MBIA, Inc.                                                  700             40
  May (The) Department Stores Co.                           1,450             40
  National Semiconductor Corp. (a)                          1,800             40
  Pepsi Bottling Group, Inc.                                1,300             40
  Regions Financial Corp.                                   1,100             40
  Sempra Energy                                             1,155             40
  Ameren Corp.                                                900             39
  Intuit, Inc. (a)                                          1,000             39
  Synovus Financial Corp.                                   1,550             39
  Avery Dennison Corp.                                        600             38
  Cintas Corp.                                                800             38
  Eastman Kodak Co.                                         1,400             38
  MGIC Investment Corp.                                       500             38
  Mattel, Inc.                                              2,100             38
  Affiliated Computer Services Inc. (a)                       700             37
  BJ Services Co. (a)                                         800             37
  Fiserv, Inc. (a)                                            950             37
  Network Appliance, Inc. (a)                               1,700             37
  AmerisourceBergen Corp.                                     600             36
  CSX Corp.                                                 1,100             36
  Cincinnati Financial Corp.                                  830             36
  Donnelley (RR) & Sons Co.                                 1,100             36
  EOG Resources, Inc.                                         600             36
  Genuine Parts Co.                                           900             36
  Kinder Morgan, Inc.                                         600             36
  Sungard Data Systems, Inc. (a)                            1,400             36
  Hilton Hotels Corp.                                       1,900             35
  Peoplesoft, Inc. (a)                                      1,912             35
  Cinergy Corp.                                               900             34

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Jefferson-Pilot Corp.                                       675          $  34
  Rockwell Automation, Inc.                                   900             34
  Freeport-McMoRan Copper & Gold, Class B                   1,000             33
  Newell Rubbermaid, Inc.                                   1,410             33
  Parker Hannifin Corp.                                       550             33
  Xcel Energy, Inc.                                         1,965             33
  Amerada Hess Corp.                                          400             32
  Autozone, Inc. (a)                                          400             32
  Avaya, Inc. (a)                                           2,035             32
  DTE Energy Co.                                              800             32
  Dollar General Corp.                                      1,660             32
  Express Scripts, Inc. (a)                                   400             32
  Harrah's Entertainment, Inc.                                600             32
  Qwest Communications International (a)                    8,809             32
  Torchmark Corp.                                             600             32
  Nabors Industries Ltd. (a)                                  700             32
  AES (The) Corp. (a)                                       3,100             31
  New York Times Co., Class A                                 700             31
  Nucor Corp.                                                 400             31
  Phelps Dodge Corp.                                          400             31
  Pulte Homes, Inc.                                           600             31
  Safeco Corp.                                                700             31
  Tenet Healthcare Corp. (a)                                2,300             31
  Constellation Energy Group, Inc.                            800             30
  Delphi Corp.                                              2,820             30
  Molex, Inc.                                                 925             30
  Nordstrom, Inc.                                             700             30
  T. Price Rowe Group, Inc.                                   600             30
  Prologis                                                    900             30
  Rockwell Collins, Inc.                                      900             30
  Williams Cos., Inc.                                       2,500             30
  Cooper Industries Ltd., Class A                             500             30
  Brown-Forman Corp., Class B                                 600             29
  Grainger (W.W.), Inc.                                       500             29
  Interpublic Group Cos., Inc. (a)                          2,100             29
  KeySpan Corp.                                               800             29
  Knight-Ridder, Inc.                                         400             29
  Office Depot, Inc. (a)                                    1,600             29
  Plum Creek Timber Co., Inc.                                 900             29
  Sherwin-Williams (The) Co.                                  700             29
  UST, Inc.                                                   800             29
  Waters Corp. (a)                                            600             29
  IMS Health, Inc.                                          1,200             28
  MeadWestvaco Corp.                                          955             28
  Medimmune, Inc. (a)                                       1,200             28


     The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
  Advanced Micro Devices, Inc. (a)                          1,700          $  27
  Centex Corp.                                                600             27
  Family Dollar Stores, Inc.                                  900             27
  First Horizon National Corp                                 600             27
  Health Management Associates, Class A                     1,200             27
  JDS Uniphase Corp. (a)                                    7,100             27
  Kerr-McGee Corp.                                            507             27
  Leggett & Platt, Inc.                                     1,000             27
  NiSource, Inc.                                            1,300             27
  North Fork Bancorporation, Inc.                             700             27
  Reynolds (RJ) Tobacco Holdings, Inc.                        400             27
  Robert Half International, Inc.                             900             27
  Siebel Systems, Inc. (a)                                  2,500             27
  Solectron Corp. (a)                                       4,100             27
  Union Planters Corp.                                        900             27
  Noble Corp.(a)                                              700             27
  Autodesk, Inc.                                              600             26
  Huntington Bancshares, Inc.                               1,151             26
  Tiffany & Co.                                               700             26
  Black & Decker Corp.                                        400             25
  Jabil Circuit, Inc. (a)                                   1,000             25
  NCR Corp. (a)                                               500             25
  Sunoco, Inc.                                                400             25
  Thermo Electron Corp. (a)                                   800             25
  Zions Bancorporation                                        400             25
  Applera Corp.-Applied Biosystems Group                    1,100             24
  Autonation, Inc. (a)                                      1,400             24
  EL Paso Corp.                                             2,990             24
  Jones Apparel Group, Inc.                                   600             24
  McCormick & Co., Inc.                                       700             24
  Sanmina-SCI Corp. (a)                                     2,600             24
  Scientific-Atlanta, Inc.                                    700             24
  VF Corp.                                                    500             24
  Vulcan Materials Co.                                        500             24
  Alberto-Culver Co., Class B                                 450             23
  Bard (C.R.), Inc.                                           400             23
  CenturyTel, Inc.                                            750             23
  RadioShack Corp.                                            800             23
  Teradyne, Inc. (a)                                        1,000             23
  UnumProvident Corp.                                       1,474             23
  Ball Corp.                                                  300             22
  Hospira, Inc. (a)                                           800             22
  Novellus Systems, Inc. (a)                                  700             22
  Unisys Corp. (a)                                          1,600             22

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
  Allied Waste Industries, Inc. (a)                         1,600          $  21
  Providian Financial Corp. (a)                             1,400             21
  Sealed Air Corp. (a)                                        396             21
  Supervalu, Inc.                                             700             21
  Temple-Inland, Inc.                                         300             21
  Wendy's International, Inc.                                 600             21
  Whirlpool Corp.                                             300             21
  American Power Conversion                                 1,000             20
  BMC Software, Inc. (a)                                    1,100             20
  Brunswick Corp.                                             500             20
  E*Trade Financial Corp (a)                                1,800             20
  Janus Capital Group, Inc.                                 1,200             20
  Mercury Interactive Corp. (a)                               400             20
  Mylan Laboratories                                        1,000             20
  Pactiv Corp. (a)                                            800             20
  Pinnacle West Capital Corp.                                 500             20
  Sabre Holdings Corp., Class A                               707             20
  Engelhard Corp.                                             600             19
  Fluor Corp.                                                 400             19
  Goodrich Corp.                                              600             19
  International Flavors & Fragrances, Inc.                    500             19
  Centerpoint Energy, Inc.                                  1,522             18
  Comverse Technology, Inc. (a)                               900             18
  Dow Jones & Co., Inc.                                       400             18
  Eastman Chemical Co.                                        400             18
  Liz Claiborne, Inc.                                         500             18
  Sigma-Aldrich Corp.                                         300             18
  Stanley (The) Works                                         400             18
  Toys R US, Inc. (a)                                       1,100             18
  United States Steel Corp.                                   500             18
  Citizens Communications Co. (a)                           1,400             17
  Darden Restaurants, Inc.                                    850             17
  Equifax, Inc.                                               700             17
  Hasbro, Inc.                                                900             17
  Symbol Technologies, Inc.                                 1,150             17
  Tellabs, Inc. (a)                                         2,000             17
  Andrew Corp. (a)                                            800             16
  Apartment Investment & Mgt. Co., Class A                    500             16
  Ashland, Inc.                                               300             16
  Citrix Systems, Inc. (a)                                    800             16
  Novell, Inc. (a)                                          1,900             16
  Nvidia Corp. (a)                                            800             16
  Pall Corp.                                                  600             16
  Boise Cascade Corp.                                         400             15
  Federated Investors, Inc., Class B                          500             15


The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                        NUMBER OF          VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
  Monster Worldwide, Inc. (a)                                 600         $   15
  Bemis Co.                                                   500             14
  Coors (Adolph) Co., Class B                                 200             14
  Dana Corp.                                                  701             14
  Humana, Inc. (a)                                            800             14
  KB Home                                                     200             14
  King Pharmaceuticals, Inc. (a)                            1,200             14
  LSI Logic Corp. (a)                                       1,800             14
  Tektronix, Inc.                                             400             14
  Bausch & Lomb, Inc.                                         200             13
  Circuit City Stores, Inc.                                 1,000             13
  Compuware Corp. (a)                                       1,900             13
  Cummins, Inc.                                               200             13
  Manor Care, Inc.                                            400             13
  QLogic Corp. (a)                                            500             13
  Watson Pharmaceuticals, Inc. (a)                            500             13
  Louisiana-Pacific Corp.                                     500             12
  Navistar International Corp. (a)                            300             12
  PerkinElmer, Inc.                                           600             12
  Rowan Cos., Inc. (a)                                        500             12
  Ryder System, Inc.                                          300             12
  ADC Telecommunications, Inc. (a)                          3,900             11
  Convergys Corp. (a)                                         700             11
  Meredith Corp.                                              200             11
  Millipore Corp. (a)                                         200             11
  PMC-Sierra, Inc. (a)                                        800             11
  Reebok International Ltd.                                   300             11
  TECO Energy, Inc.                                           900             11
  Maytag Corp.                                                400             10
  Snap-On, Inc.                                               300             10
  Allegheny Energy, Inc. (a)                                  600              9
  Big Lots, Inc. (a)                                          600              9
  Calpine Corp. (a)                                         2,100              9
  Ciena Corp. (a)                                           2,400              9
  Cooper Tire & Rubber Co.                                    400              9
  Crane Co.                                                   300              9
  Deluxe Corp.                                                200              9
  Dillard's, Inc., Class A                                    400              9
  Applied Micro Circuits Corp. (a)                          1,500              8

                                                        NUMBER OF          VALUE
                                                           SHARES          (000)
--------------------------------------------------------------------------------
  Dynegy, Inc., Class A (a)                                 1,800        $     8
  Peoples Energy Corp.                                        200              8
  Thomas & Betts Corp.                                        300              8
  Visteon Corp.                                               690              8
  Worthington Industries                                      400              8
  Allegheny Technologies, Inc.                                400              7
  CMS Energy Corp. (a)                                        800              7
  Gateway, Inc. (a)                                         1,600              7
  Goodyear (The) Tire & Rubber Co. (a)                        800              7
  Nicor, Inc.                                                 200              7
  Parametric Technology Corp. (a)                           1,300              6
  Hercules, Inc. (a)                                          500              6
  Great Lakes Chemical Corp.                                  200              5
  Winn-Dixie Stores, Inc. (a)                                 700              5
  Delta Air Lines, Inc. (a)                                   600              4
  Power-One, Inc. (a)                                         400              4
  Eagle Materials, Inc. Class B                                49              3
  Eagle Materials, Inc.                                         1              -
  Piper Jaffray Companies, Inc. (a)                             1              -
                                                                         -------
TOTAL COMMON STOCKS
  (Cost $63,137)                                                          52,615
                                                                         -------
SHORT-TERM OBLIGATIONS-19.0%

MONEY MARKET FUND-16.0%
  CIGNA Funds Group - Money Market Fund (d)            10,444,437         10,445
                                                                          ------

                                                        PRINCIPAL
                                                            (000)
                                                        ---------
U.S. GOVERNMENT-3.0%
  U.S. Treasury Bills,
    0.95%, 8/05/04 (e)                                $       200            200
    0.98%, 9/30/04 (e)                                      1,575          1,571
    1.07%, 9/30/04 (e)                                        200            199
                                                                         -------
                                                                           1,970
                                                                         -------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $12,415)                                                          12,415
                                                                         -------
TOTAL INVESTMENTS IN SECURITIES-99.5%
  (Total Cost $75,552) (f)                                                65,030
  Cash and Other Assets Less Liabilities - 0.5%                              338
                                                                         -------
NET ASSETS-100.0%                                                        $65,368
                                                                         =======


     The Notes to Financial Statements are an integral part of these statements.

S&P 500[RegTM] Index Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing securities.

 (b) Prudential Retirement Brokerage Services Inc., the fund's Distributor, is an affiliate of Prudential Financial, Inc.

 (c) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is an indirect wholly owned subsidiary of CIGNA Corp.

 (d) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 (e) This security, or a portion thereof, was pledged as collateral for Stock Index Futures Contracts. At June 30, 2004, the Fund was long 42 S&P 500[RegTM] Futures Contracts expiring in September 2004. Unrealized gains amounted to $170,138. Underlying face value was $11,804,062 and underlying market value was $11,974,200.

 Tax Information

 (f) At June 30, 2004, the net unrealized depreciation of investments, based on cost for federal income tax purposes of $75,568,740, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost                $  4,904,566

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                 (15,443,327)
                                                                    ------------
 Unrealized depreciation - net                                      $(10,538,761)
                                                                    ============

 (g) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                      $          0

 Capital loss carryforward:
  Expiring 2009                                                     $  1,753,910
  Expiring 2010                                                        9,431,252
                                                                    ------------
                                                                    $ 11,185,162
                                                                    ============


The Notes to Financial Statements are an integral part of these statements.

Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS-92.5%
ADVERTISING-2.5%
  Getty Images, Inc. (a)                                    200,000    $  12,000
                                                                       ---------
AEROSPACE/DEFENSE-1.8%
  MTC Technologies, Inc. (a)                                136,200        3,517
  Orbital Sciences Corp. (a)                                360,000        4,972
                                                                       ---------
                                                                           8,489
                                                                       ---------
BIOTECHNOLOGY-2.3%
  Bio-Rad Laboratories, Inc. Class A (a)                    100,000        5,886
  Protein Design Labs, Inc. (a)                             160,000        3,061
  XOMA Ltd. (a)                                             472,600        2,117
                                                                       ---------
                                                                          11,064
                                                                       ---------
COMMERCIAL SERVICES-13.5%
  Advisory (The) Board Co. (a)                              115,000        4,094
  Alliance Data Systems Corp. (a)                           339,500       14,344
  Arbitron, Inc. (a)                                        133,200        4,864
  ChoicePoint, Inc. (a)                                     100,000        4,566
  Corinthian Colleges, Inc. (a)                              57,900        1,432
  Corporate Executive Board Co.                             155,000        8,957
  Education Management Corp. (a)                            385,000       12,651
  Jackson Hewitt Tax Services, Inc. (a)                     123,100        2,154
  Magellan Health Services, Inc. (a)                         72,600        2,428
  Rent-A-Center, Inc. (a)                                   220,000        6,585
  Ritchie Bros. Auctioneers, Inc.                            60,000        1,747
                                                                       ---------
                                                                          63,822
                                                                       ---------
COMPUTERS-1.9%
  Henry (Jack) & Associates, Inc.                           208,100        4,183
  National Instruments Corp.                                154,900        4,748
                                                                       ---------
                                                                           8,931
                                                                       ---------
DISTRIBUTION/WHOLESALE-1.6%
  SCP Pool Corp.                                            165,475        7,446
                                                                       ---------
ELECTRICAL COMPONENTS & EQUIPMENT-0.2%
  Advanced Energy Industries, Inc. (a)                       53,900          847
                                                                       ---------
ELECTRONICS-3.5%
  Cymer, Inc. (a)                                           115,000        4,306
  Gentex Corp.                                               70,000        2,778
  Mettler-Toledo International, Inc. (a)                    119,200        5,857
  Photon Dynamics, Inc. (a)                                 100,100        3,511
                                                                       ---------
                                                                          16,452
                                                                       ---------
ENTERTAINMENT-1.7%
  Alliance Gaming Corp. (a)                                 175,000        3,003
  AMC Entertainment, Inc. (a)                               150,000        2,305
  Macrovision Corp. (a)                                     108,500        2,716
                                                                       ---------
                                                                           8,024
                                                                       ---------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
ENVIRONMENTAL-1.4%
  Stericycle, Inc. (a)                                      125,000    $   6,467
                                                                       ---------
EXCHANGE TRADED FUND-1.8%
  iShares Russell 2000 Index Fund                            70,000        8,259
                                                                       ---------
FINANCIAL-7.7%
  Boston Private Financial Holdings, Inc.                    34,700          804
  CapitalSource, Inc. (a)                                   225,000        5,501
  City National Corp.                                       100,000        6,570
  Investors Financial Services Corp.                        176,400        7,688
  Jefferies Group, Inc.                                     115,800        3,581
  Piper Jeffray Companies, Inc. (a)                          60,000        2,714
  UCBH Holdings, Inc.                                       131,300        5,189
  Wintrust Financial Corp.                                   84,500        4,268
                                                                       ---------
                                                                          36,315
                                                                       ---------
FOOD & BEVERAGES-2.6%
  American Italian Pasta Co., Class A                        93,000        2,835
  Constellation Brands, Inc., Class A (a)                    60,000        2,228
  John B. Sanfilipo & Son, Inc. (a)                         100,000        2,672
  United Natural Foods, Inc. (a)                            160,000        4,626
                                                                       ---------
                                                                          12,361
                                                                       ---------
HEALTH CARE-9.8%
  DaVita, Inc. (a)                                          303,774        9,365
  Lincare Holdings, Inc. (a)                                150,000        4,929
  Molina Healthcare, Inc. (a)                               100,000        3,818
  Orthofix International NV (a)                              79,300        3,388
  Pediatrix Medical Group, Inc. (a)                         120,000        8,382
  Province Healthcare Co. (a)                               315,000        5,402
  Radiation Therapy Services, Inc. (a)                      185,900        2,640
  Respironics, Inc. (a)                                     145,000        8,519
                                                                       ---------
                                                                          46,443
                                                                       ---------
HOUSEHOLD PRODUCTS-0.8%
  Central Garden and Pet Co. (a)                            100,300        3,588
                                                                       ---------
INSURANCE-1.3%
  Markel Corp. (a)                                           22,000        6,105
                                                                       ---------
INTERNET-1.0%
  Digital River, Inc. (a)                                     3,900          127
  Macromedia, Inc. (a)                                       96,500        2,369
  Sapient Corp. (a)                                         385,000        2,314
                                                                       ---------
                                                                           4,810
                                                                       ---------
LODGING-1.0%
  Kerzner International Ltd. (a)                            100,000        4,756
                                                                       ---------


     The Notes to Financial Statements are an integral part of these statements.

Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
MEDIA-2.6%
  Entercom Communications Corp. (a)                         150,000     $  5,595
  Playboy Enterprises, Inc. (a)                             250,000        2,902
  Radio One, Inc., Class D (a)                              235,000        3,762
                                                                        --------
                                                                          12,259
                                                                        --------
OIL & GAS-5.1%
  Denbury Resources, Inc. (a)                               150,000        3,143
  Evergreen Resources, Inc. (a)                              60,000        2,424
  Hydril Co. (a)                                             80,000        2,520
  Patina Oil & Gas Corp.                                    152,000        4,540
  Patterson-UTI Energy, Inc.                                175,000        5,847
  Universal Compression Holdings, Inc. (a)                  100,000        3,068
  Varco International, Inc. (a)                             117,900        2,581
                                                                        --------
                                                                          24,123
                                                                        --------
PHARMACEUTICALS-8.3%
  Atrix Laboratories, Inc. (a)                              115,000        3,942
  Bradley Pharmaceuticals, Inc. (a)                         122,800        3,426
  Ligand Pharmaceuticals, Inc., Class B (a)                 250,000        4,345
  NBTY, Inc. (a)                                            105,000        3,086
  NeighborCare, Inc. (a)                                    115,900        3,631
  Omnicare, Inc.                                             63,000        2,697
  Par Pharmaceuticals Cos., Inc. (a)                        120,000        4,225
  QLT, Inc. (a)                                             155,000        3,103
  Salix Pharmaceuticals Ltd. (a)                             85,000        2,801
  VCA Antech, Inc. (a)                                      179,700        8,054
                                                                        --------
                                                                          39,310
                                                                        --------
RETAIL-1.0%
  Advance Auto Parts, Inc. (a)                              110,000        4,860
                                                                        --------
SEMICONDUCTORS-5.7%
  Emulex, Corp. (a)                                         200,000        2,862
  Formfactor, Inc. (a)                                        8,000          180
  Integrated Circuit Systems, Inc. (a)                      215,000        5,839
  Photronics, Inc. (a)                                      250,000        4,735
  Semtech Corp. (a)                                         156,700        3,689
  Skyworks Solutions, Inc. (a)                              356,000        3,108
  Standard Microsystems Corp. (a)                            94,300        2,199
  Supertex, Inc. (a)                                         52,100          851
  Zoran Corp. (a)                                           175,000        3,211
                                                                        --------
                                                                          26,674
                                                                        --------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
SOFTWARE-5.7%
  Aspen Technology, Inc. (a)                                260,000     $  1,888
  Embarcadero Technologies, Inc. (a)                        163,000        2,015
  Fair Isaac & Co.                                          105,000        3,505
  Global Payments, Inc.                                     175,000        7,879
  IMPAC Medical Systems, Inc. (a)                           145,400        2,127
  Informatica Corp. (a)                                     386,900        2,952
  Lawson Software, Inc. (a)                                  86,800          615
  NDCHealth Corp.                                           140,500        3,260
  SERENA Software, Inc. (a)                                 149,700        2,858
                                                                        --------
                                                                          27,099
                                                                        --------
STORAGE/WAREHOUSING-0.8%
  Mobile Mini, Inc. (a)                                     125,000        3,551
                                                                        --------
TELECOMMUNICATIONS-5.1%
  Plantronics, Inc. (a)                                      70,000        2,947
  Primus Telecommunications Group, Inc. (a)                 343,400        1,744
  PTEK Holdings, Inc. (a)                                   295,000        3,401
  REMEC, Inc. (a)                                           277,800        1,756
  SafeNet, Inc. (a)                                         125,000        3,460
  Spectrasite, Inc. (a)                                     120,000        5,186
  West Corp. (a)                                            205,000        5,361
                                                                        --------
                                                                          23,855
                                                                        --------
TOYS/GAMES-0.6%
  Marvel Enterprises, Inc. (a)                              141,100        2,754
                                                                        --------
TRANSPORTATION-1.2%
  Overnite Corp.                                             54,700        1,608
  P.A.M. Transportation Services, Inc. (a)                   70,000        1,337
  Pacer International, Inc. (a)                             133,700        2,473
                                                                        --------
                                                                           5,418
                                                                        --------
TOTAL COMMON STOCKS
  (Cost $389,141)                                                        436,082
                                                                        --------
SHORT-TERM OBLIGATION-5.7%

MONEY MARKET FUND
  CIGNA Funds Group - Money Market Fund (b)
    (Cost $26,872)                                       26,871,575       26,872
                                                                        --------
TOTAL INVESTMENTS IN SECURITIES-98.2%
  (Total Cost $416,013) (c)                                              462,954
  Cash and Other Assets Less Liabilities - 1.8%                            8,578
                                                                        --------
NET ASSETS-100.0%                                                       $471,532
                                                                        ========


The Notes to Financial Statements are an integral part of these statements.

Small Cap Growth/TimesSquare Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing security.

 (b) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 Tax Information

 (c) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $416,795,503, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost                 $67,314,776

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                 (21,172,354)
                                                                     -----------
 Unrealized appreciation - net                                       $46,142,422
                                                                     ===========

 (d) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                       $ 3,178,685

 Undistributed capital gains                                         $ 1,647,185


     The Notes to Financial Statements are an integral part of these statements.

Small Cap Value/Perkins, Wolf, McDonnell Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS-89.8%
APPAREL-1.6%
  Wolverine WorldWide, Inc.                                  80,000     $  2,100
                                                                        --------
AUTO PARTS & EQUIPMENT-2.0%
  Superior Industries International, Inc.                    80,000        2,676
                                                                        --------
BANKS-13.4%
  Brookline Bancorp, Inc.                                   215,000        3,154
  Community Bank System, Inc.                                60,000        1,367
  First Charter Corp.                                        30,000          654
  First Niagara Financial Group, Inc.                       200,000        2,400
  FNB Corp.                                                 135,000        2,754
  Provident Financial Services, Inc.                        135,000        2,369
  Seacoast Financial Services Co.                            25,000          865
  Susquehanna Bancshares, Inc.                               55,000        1,384
  Washington Federal, Inc.                                  110,000        2,640
                                                                        --------
                                                                          17,587
                                                                        --------
CHEMICALS-3.0%
  Lubrizol Corp.                                             70,000        2,563
  Schulman (a), Inc.                                         61,200        1,315
                                                                        --------
                                                                           3,878
                                                                        --------
COMMERCIAL SERVICES-0.8%
  Spherion Corp. (a)                                        100,000        1,014
                                                                        --------
COMPUTERS-1.2%
  Advanced Digital Information Corp. (a)                    160,000        1,552
                                                                        --------
ELECTRONICS-1.9%
  Coherent, Inc. (a)                                         43,000        1,284
  Mettler-Toledo International, Inc. (a)                     25,000        1,228
                                                                        --------
                                                                           2,512
                                                                        --------
ENERGY-2.0%
  Arch Coal, Inc.                                            72,400        2,649
                                                                        --------
ENGINEERING & CONSTRUCTION-3.5%
  EMCOR Group, Inc. (a)                                      71,300        3,136
  Insituform Technologies, Inc., Class A (a)                 90,000        1,464
                                                                        --------
                                                                           4,600
                                                                        --------
FOOD-1.3%
  American Italian Pasta, Co., Class A                       55,000        1,676
                                                                        --------
FOREST PRODUCTS & PAPER-1.9%
  Rayonier, Inc.                                             56,000        2,489
                                                                        --------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
HEALTH CARE-5.6%
  Cytyc Corp. (a)                                            62,000     $  1,573
  LifePoint Hospitals, Inc. (a)                              29,000        1,079
  Province Healthcare Co. (a)                                62,000        1,063
  Steris Corp. (a)                                          125,000        2,820
  Vistacare, Inc., Class A (a)                               40,000          742
                                                                        --------
                                                                           7,277
                                                                        --------
HOME FURNISHINGS-1.5%
  La-Z-Boy, Inc.                                            112,000        2,014
                                                                        --------
HOUSEWARES-1.1%
  Libbey, Inc.                                               50,000        1,388
                                                                        --------
INTERNET-2.4%
  Internet Security Systems, Inc. (a)                       126,000        1,933
  Verity, Inc. (a)                                           85,000        1,148
                                                                        --------
                                                                           3,081
                                                                        --------
IRON & STEEL-0.9%
  Steel Dynamics, Inc. (a)                                   43,500        1,245
                                                                        --------
MACHINERY-3.7%
  Global Power Equipment Group, Inc. (a)                    300,000        2,406
  Joy Global, Inc.                                           83,000        2,485
                                                                        --------
                                                                           4,891
                                                                        --------
MANUFACTURING-5.7%
  Federal Signal Corp.                                      105,000        1,954
  Harsco Corp.                                               45,000        2,115
  Smith (A.O.) Corp.                                         73,000        2,321
  Trinity Industries, Inc.                                   35,000        1,113
                                                                        --------
                                                                           7,503
                                                                        --------
METAL FABRICATE/HARDWARE-1.2%
  Worthington Industries, Inc.                               77,000        1,581
                                                                        --------
OIL & GAS-6.4%
  Cal Dive International, Inc. (a)                           54,000        1,637
  Energy Partners Ltd. (a)                                  190,000        2,907
  Forest Oil Corp. (a)                                       85,000        2,322
  Key Energy Services, Inc. (a)                             165,000        1,558
                                                                        --------
                                                                           8,424
                                                                        --------
PHARMACEUTICALS-2.8%
  Perrigo, Co.                                               94,100        1,785
  Priority Healthcare Corp., Class B (a)                     85,000        1,951
                                                                        --------
                                                                           3,736
                                                                        --------


The Notes to Financial Statements are an integral part of these statements.

Small Cap Value/Perkins, Wolf, McDonnell Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
REIT-9.9%
  Alexandria Real Estate Equities, Inc.                     52,000    $    2,953
  Brandywine Realty Trust                                   75,000         2,039
  Eastgroup Properties                                      60,000         2,020
  Equity One, Inc.                                         100,000         1,808
  Home Properties, Inc.                                     40,000         1,559
  Manufactured Home Communities, Inc.                       77,000         2,556
                                                                      ----------
                                                                          12,935
                                                                      ----------
RETAIL-1.8%
  Casey's General Stores, Inc.                              85,000         1,556
  Too, Inc. (a)                                             45,000           752
                                                                      ----------
                                                                           2,308
                                                                      ----------
SEMICONDUCTORS-1.4%
  Actel Corp. (a)                                           25,900           479
  Ultratech, Inc. (a)                                       80,000         1,302
                                                                      ----------
                                                                           1,781
                                                                      ----------
SOFTWARE-4.8%
  Informatica Corp. (a)                                    160,000         1,221
  Inter-Tel, Inc.                                           85,000         2,122
  NetIQ Corp. (a)                                          100,000         1,320
  Pinnacle Systems, Inc. (a)                               230,000         1,645
                                                                      ----------
                                                                           6,308
                                                                      ----------
TELECOMMUNICATIONS-2.9%
  Newport Corp. (a)                                        100,000         1,617
  Stratex Networks, Inc. (a)                               210,000           620
  Wireless Facilities, Inc. (a)                            165,000         1,622
                                                                      ----------
                                                                           3,859
                                                                      ----------
TRANSPORTATION-4.1%
  Kansas City Southern (a)                                 105,000         1,628
  Laidlaw International, Inc. (a)                          190,000         2,462
  USF Corp.                                                 35,500         1,247
                                                                      ----------
                                                                           5,337
                                                                      ----------
TRUCKING & LEASING-1.0%
  GATX Corp.                                                48,400         1,316
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost $104,143)                                                        117,717
                                                                      ----------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION-9.8%

MONEY MARKET FUND
  CIGNA Funds Group - Money Market Fund (b)
    (Cost $12,819)                                       12,819,288   $   12,819
                                                                      ----------
TOTAL INVESTMENTS IN SECURITIES-99.6%
  (Total Cost $116,962) (c)                                              130,536
  Cash and Other Assets Less Liabilities - 0.4%                              585
                                                                      ----------
NET ASSETS-100.0%                                                     $  131,121
                                                                      ==========

NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing security.

 (b) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 Tax Information

 (c) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $117,030,925, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost                 $15,502,231

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                  (1,996,073)
                                                                     -----------
 Unrealized appreciation - net                                       $13,506,158
                                                                     ===========

 (d) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                       $ 2,470,560

 Undistributed capital gains                                         $   535,873


     The Notes to Financial Statements are an integral part of these statements.

International Blend/Bank of Ireland Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS-97.7%
AUSTRALIA-2.1%
  James Hardie Industries NV                                6,985          $  29
  National Australia Bank Ltd.                              4,153             86
  News Corp. Ltd.                                          11,342            100
  Westpac Banking Corp.                                     6,321             77
                                                                           -----
                                                                             292
                                                                           -----
CANADA-0.4%
  Royal Bank of Canada                                      1,285             57
                                                                           -----
FINLAND-1.0%
  Nokia OYJ                                                 9,752            141
                                                                           -----
FRANCE-9.8%
  Aventis SA                                                3,751            284
  AXA                                                       7,062            156
  BNP Paribas SA                                            3,101            191
  France Telecom (a)                                        4,517            118
  LaFarge SA                                                1,513            135
  Total Fina Elf SA                                         2,515            480
                                                                           -----
                                                                           1,364
                                                                           -----
GERMANY-6.0%
  Bayer AG                                                  3,891            112
  Bayerische Motoren Werke AG                               5,254            233
  Deutsche Bank AG                                          1,850            146
  E. ON AG                                                  4,752            343
                                                                           -----
                                                                             834
                                                                           -----
HONG KONG-3.5%
  Cheung Kong Holdings Ltd.                                11,000             81
  Espirit Holdings Ltd.                                    11,500             51
  Hang Seng Bank Ltd.                                       7,080             91
  Johnson Electric Holdings Ltd.                           36,500             37
  Li & Fung Ltd.                                           34,000             50
  Sun Hung Kai Properties Ltd.                             12,000             98
  Swire Pacific Ltd.                                       12,000             78
                                                                           -----
                                                                             486
                                                                           -----
IRELAND-1.0%
  CRH PLC                                                   6,440            136
                                                                           -----
ITALY-3.6%
  ENI-Ente Nazionale Idrocarburi SpA                       14,816            295
  Telecom Italia SpA                                       66,506            207
                                                                           -----
                                                                             502
                                                                           -----

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
JAPAN-17.3%
  Acom Co. Ltd.                                              260           $  17
  Canon, Inc.                                              8,100             426
  Fanuc Ltd.                                               1,600              95
  Honda Motor Co. Ltd.                                     5,400             260
  Hoya Corp.                                               1,700             178
  Japan Tobacco, Inc.                                         14             109
  Millea Holdings, Inc.                                        7             104
  Mitsubishi Tokyo Financial Group (a)                        13             120
  Mitsui Sumitomo Insurance Co. Ltd.                       9,000              84
  Nippon Telegraph & Telephone Corp.                          58             309
  NTT DoCoMo, Inc.                                            49              87
  Ricoh Co. Ltd.                                           4,000              85
  Rohm Co. Ltd.                                              800              96
  Shin-Etsu Chemical Co. Ltd.                              3,400             121
  Shionogi Co.                                             5,000              86
  Sumitomo Mitsui Financial Group, Inc.                       18             123
  Takeda Chemical Industries Ltd.                          2,400             105
                                                                           -----
                                                                           2,405
                                                                           -----
NETHERLANDS-8.5%
  ABN-Amro Holdings NV                                    12,552             275
  Heineken NV                                              1,602              53
  ING Groep NV                                            14,692             347
  Koninklijke Ahold NV (a)                                 2,153              17
  Koninklijke (Royal) Philips Electronics NV               8,596             232
  Reed Elsevier NV                                         8,643             121
  TPG NV                                                   3,332              76
  VNU NV                                                   1,899              55
                                                                           -----
                                                                           1,176
                                                                           -----
SINGAPORE-0.6%
  United Overseas Bank Ltd.                               11,000              86
                                                                           -----
SOUTH KOREA-4.3%
  Hyundai Motor Co.                                        1,490              57
  Korea Electric Power Corp.                               4,140              67
  KT Corp.                                                 1,710              57
  POSCO                                                      787             101
  Samsung Electronics Co., Ltd. GDR                          751             310
                                                                           -----
                                                                             592
                                                                           -----
SPAIN-3.0%
  Banco Santander Central Hispano SA                      21,152             220
  Telefonica SA                                           13,308             197
                                                                           -----
                                                                             417
                                                                           -----


The Notes to Financial Statements are an integral part of these statements.

International Blend/Bank of Ireland Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS continued
SWITZERLAND-12.2%
  Nestle SA                                                  1,865       $   498
  Novartis AG                                                6,796           300
  Roche Holdings AG                                          2,664           264
  Swiss Reinsurance                                          3,319           216
  UBS AG                                                     5,791           408
                                                                         -------
                                                                           1,686
                                                                         -------
TAIWAN-0.6%
  Taiwan Semiconductor Manufacturing Co., Ltd. (a)           9,251            77
                                                                         -------
UNITED KINGDOM-23.8%
  Barclays PLC                                              29,363           250
  British American Tobacco PLC                               9,006           140
  BT Group PLC                                              17,862            64
  Cadbury Schweppes PLC                                     14,523           125
  Centrica PLC                                              20,948            85
  Compass Group PLC                                         18,518           113
  Diageo PLC                                                12,431           168
  Enterprise Inns PLC                                        3,810            40
  GlaxoSmithKline PLC                                        9,499           192
  Gus PLC                                                    2,442            37
  HSBC Holdings PLC                                         21,181           315
  Kingfisher PLC                                            17,722            92
  Marks & Spencer Group PLC                                  5,621            37
  Prudential PLC                                            12,409           107
  Reed Elsevier PLC                                          6,381            62
  Royal Bank of Scotland PLC (a)                             6,677           192
  Smith & Nephew PLC                                        12,773           137
  Smiths Group PLC                                           3,765            51
  Tesco PLC                                                 47,776           231
  TI Automotive Ltd. (a)                                     5,550             -
  Tomkins PLC                                               10,299            51
  Travis Perkins PLC                                         1,258            31
  Unilever PLC                                              21,660           212
  Vodafone Group PLC                                       130,293           285
  Whitbread PLC (a)                                          2,430            36
  Wolseley PLC                                              10,357           161
  WPP Group PLC                                              7,823            79
                                                                         -------
                                                                           3,293
                                                                         -------
TOTAL COMMON STOCKS
  (Cost $12,319)                                                          13,544
                                                                         -------
WARRANTS-0.1%

FRANCE-0.1%
  AXA expiring 12/21/04 (Cost $6)                              396             9
                                                                         -------

                                                          NUMBER OF        VALUE
                                                             SHARES        (000)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATION-1.8%

MONEY MARKET FUND
  CIGNA Funds Group - Money Market Fund (b)
    (Cost $254)                                            253,888       $   254
                                                                         -------
TOTAL INVESTMENT IN SECURITIES-99.6%
  (Total Cost $12,579) (c)                                                13,807
  Cash and Other Assets Less Liabilities - 0.4%                               55
                                                                         -------
NET ASSETS-100.0%                                                        $13,862
                                                                         =======

NOTES TO INVESTMENTS IN SECURITIES

 (a) Non-income producing security.

 (b) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 Tax Information

 (c) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $12,883,950, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost                  $1,731,004

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                    (808,402)
                                                                      ----------
 Unrealized appreciation - net                                        $  922,602
                                                                      ==========

 (d) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                        $    5,294

 Capital loss carryforward:
  Expiring 2008                                                       $  129,744
  Expiring 2009                                                          597,403
  Expiring 2010                                                        1,509,283
  Expiring 2011                                                          685,797
                                                                      ----------
                                                                      $2,922,227
                                                                      ==========


     The Notes to Financial Statements are an integral part of these statements.

TimesSquare Core Plus Bond Fund

INVESTMENTS IN SECURITIES

June 30, 2004 (Unaudited)

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
LONG-TERM BONDS-85.5%
BASIC MATERIALS-0.4%
  International Paper Co., 5.50%, 2014                        $       40         $   39
  Stora Enso Oyj, 7.38%, 2011                                         25             28
  Weyerhaeuser Co., 6.75%, 2012                                       20             22
                                                                                 ------
                                                                                     89
                                                                                 ------
COMMUNICATIONS & MEDIA-9.6%
  AT&T Corp., 8.75% (coupon change based on rating) 2031              15             15
  British Sky Broadcasting PLC, 8.20%, 2009                           65             75
  British Telecommunications PLC,
    8.88% (coupon change based on rating), 2030                       10             12
  Comcast Corp., 5.85%, 2010                                          50             52
  Deutsche Telekom International Finance BV,
    8.50% (coupon change based on rating), 2010                      120            140
    8.75% (coupon change based on rating), 2030                       20             24
  France Telecom SA,
    8.20%, (coupon change based on rating), 2006                      30             32
    8.75%, (coupon change based on rating), 2011                      65             75
    9.50%, (coupon change based on rating), 2031                      50             63
  Intelsat, Ltd, 6.50%, 2013                                          70             62
  Kyivstar GSM, 12.75%, 2005
    (144A security acquired Jan. 2003 for $42) (b)                    40             43
  Koninklijke KPN, NV, 8.00%, 2010                                    85             98
  Liberty Media Corp.,
    3.50%, 2006                                                       95             95
    5.70%, 2013                                                       20             20
  News America Holdings, Inc., 7.75%, 2045                            60             68
  News America, Inc., 6.75%, 2038                                     15             16
  PTC International Finance II SA, 11.25%, 2009                       50             54
  Qwest Capital Funding Inc., 7.00%, 2009                             15             13
  Shaw Communications, Inc.,
    8.25%, 2010                                                       20             22
    7.20%, 2011                                                       30             31
  Sprint Capital Corp.,
    6.13%, 2008                                                       45             47
    8.38%, 2012                                                       15             17
    8.75%, 2032                                                       65             76
  Tele Communications, Inc.,
    9.80%, 2012                                                      115            144
    7.88%, 2013                                                       10             11
  Telecom Italia Capital SA,
    6.38%, 2033 (144A security acquired Oct. 2003
    & Mar. 2004 for $66) (b)                                          65             63

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
COMMUNICATIONS & MEDIA continued
  TELUS Corp.,
    7.50%, 2007                                               $      120         $  131
    8.00%, 2011                                                       70             80
  Time Warner, Inc.,
    8.18%, 2007                                                      250            279
    9.13%, 2013                                                       80             98
  TPSA Finance BV, 7.75%, 2008
    (144A security acquired Aug. & Oct. 2003 for $28) (b)             25             28
  Univision Communications, Inc., 7.85%, 2011                         25             29
  Verizon Florida, Inc., 6.13%, 2013                                  25             26
                                                                                 ------
                                                                                  2,039
                                                                                 ------
CONSUMER & RETAIL-3.2%
  Campbell Soup Co., 5.88%, 2008                                      20             21
  Heinz (H.J.) Co., 6.38%, 2028                                       10             10
  Heinz (H.J.) Finance Co.,
    6.75% (coupon change based on rating), 2032                       15             16
  Kellogg Co., 6.60%, 2011                                           100            110
  Kraft Foods, Inc.,
    5.25%, 2007                                                       35             36
    5.63%, 2011                                                      100            102
    5.25%, 2013                                                       10             10
  Kroger Co., 7.50%, 2031                                             10             11
  Miller Brewing Co., 5.50%, 2013
    (144A security acquired Aug. 2003 for $35) (b)                    35             35
  Safeway, Inc., 7.25%, 2031                                          10             11
  Tyson Foods, Inc., 8.25%, 2011                                      20             23
  VFB LLC, 10.25%, 2009 (a)                                        1,135            238
  Yum! Brands, Inc., 8.88%, 2011                                      40             48
                                                                                 ------
                                                                                    671
                                                                                 ------
DIVERSIFIED-0.6%
  General Electric Co., 5.00%, 2013                                   85             84
  ITT Industries, Inc., 7.40%, 2025                                   30             33
                                                                                 ------
                                                                                    117
                                                                                 ------
FINANCIAL-9.5%
  BankBoston Corp., 8.25%, 2026                                       20             22
  Boeing Capital Corp., 6.10%, 2011                                   25             27
  CIT Group, Inc., 5.75%, 2007                                        50             53
  Citigroup, Inc.,
    3.50%, 2008                                                       75             74
    7.25%, 2010                                                      100            113
  Countrywide Home Loans., 5.50%, 2007                                25             26


The Notes to Financial Statements are an integral part of these statements.

TimesSquare Core Plus Bond Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
LONG-TERM BONDS continued
FINANCIAL continued
  Credit Suisse First Boston Mortgage Securities Corp.,
    4.63%, 2008                                                 $       45        $  46
    Interest Only 7.50%, 2032 (c)                                      340            9
    Interest Only 8.00%, 2032 (c)                                      452           12
  Dresdner Bank AG/New York, 7.25%, 2015                                40           44
  Dresdner Funding Trust I, 8.15%, 2031
    (144A security acquired Feb. 2004 for $24) (b)                      20           22
  Ford Motor Credit Co.,
    6.88%, 2006                                                          5            5
    7.88%, 2010                                                         65           71
    7.38%, 2011                                                         35           37
  General Electric Capital Corp., 4.25%, 2010                           10           10
  General Motors Acceptance Corp.,
    6.88%, 2011                                                         80           82
    7.25%, 2011                                                         50           52
    7.00%, 2012                                                         25           26
  Glencore Funding LLC, 6.00%, 2014
    (144A security acquired May 2004 for $18) (b)                       20           19
  Golden West Financial Corp., 4.13%, 2007                              85           86
  Goldman Sachs Group, Inc., 6.88%, 2011                                75           82
  Household Finance Corp., 6.38%, 2012                                  90           95
  HVB Funding Trust III, 9.00%, 2031
    (144A security acquired June 2003 for $48) (b)                      45           53
  International Lease Finance Corp., 6.38%, 2009                        35           38
  Korea Development Bank, 4.25%, 2007                                   20           20
  Lehman Brothers Holdings, Inc., 6.63%, 2012                           40           43
  Manufacturers & Traders Trust, 8.00%, 2010                            25           29
  Midland Funding II, 13.25%, 2006                                      30           35
  Mizuho Financial Group Cayman Ltd., 5.79%, 2014
    (144A security acquired Feb. 2004 for $40) (b)                      40           39
  Morgan (J.P.) Co., 6.00%, 2009                                        35           37
  Morgan Stanley Group, Inc., 6.75%, 2011                               50           55
  National Rural Utilities Cooperative Finance Corp.,
    5.75%, 2009                                                         55           58
  NB Capital Trust IV, 8.25%, 2027                                      30           33
  Old Kent Bank, Step Coupon (7.75% to 8/15/05), 2010                   65           68
  Residential Asset Mortgage Products, Inc.,
    Interest Only, 5.75%, 2005 (c)                                     849           26
  Santander Financial Issuances, 6.80%, 2005                            40           42
  Sanwa Finance Aruba AEC, 8.35%, 2009                                  45           51
  Sovereign Bancorp., Inc., 10.50%, 2006                               245          281

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
FINANCIAL continued
  Union Planters Corp., 6.75%, 2005                            $       90         $  95
  U.S. West Capital Funding, Inc., 6.50%, 2018                         10             7
                                                                                  -----
                                                                                  2,023
                                                                                  -----
FOREIGN GOVERNMENTS-1.5%
  Argentina (Republic of), 11.38%, 2010                                85            25
  Brazil (Federal Republic of), 9.25%, 2010                            15            14
  Export-Import Bank of Korea, 4.13%, 2009
    (144A security acquired Feb. 2004 for $35) (b)                     35            34
  Quebec (Province of Canada),
    5.00%, 2009                                                        20            21
    7.50%, 2023                                                        55            66
  Russian Federation,
    Step Coupon (5.00% to 3/31/07), 2030
    (144A security acquired Sept. 2002, July, Sept.
    & Oct. 2003 & Feb. 2004 for $90) (b)                              105            96
  United Mexican States, 8.30%, 2031                                   70            73
                                                                                  -----
                                                                                    329
                                                                                  -----
HEALTH CARE-0.2%
  HCA, Inc.,
    5.25%, 2008                                                        45            45
    7.50%, 2033                                                         5             5
                                                                                  -----
                                                                                     50
                                                                                  -----
INDUSTRIAL-1.9%
  Arrow Electronics, Inc., 6.88%, 2013                                 40            42
  BAE Systems Holdings, 6.40%, 2011 (144A security
    acquired Apr. 2003 & Feb. 2004 for $63) (b)                        60            64
  Bombardier, Inc., 6.30%, 2014 (144A security acquired
    May & June 2004 for $23) (b)                                       25            21
  Lockheed Martin Corp., 8.20%, 2009                                  145           170
  Systems 2001 Asset Trust LLC, 7.16%, 2011 (144A security
    acquired June 2001 & Mar. 2002 for $111) (b)                      109           116
                                                                                  -----
                                                                                    413
                                                                                  -----
INSURANCE-1.2%
  American Re Corp., 7.45%, 2026                                       65            69
  AXA SA, 8.60%, 2030                                                  25            31
  Monumental Global Funding II, 3.85%, 2008
    (144A security acquired Feb. 2003 for $45) (b)                     45            45
  Travelers Property Casualty Corp., 5.00%, 2013                       25            24
  Zurich Capital Trust I, 8.38%, 2037
    (144A security acquired Jan., June, July, Aug.
    & Oct. 2003 for $78) (b)                                           75            83
                                                                                  -----
                                                                                    252
                                                                                  -----


     The Notes to Financial Statements are an integral part of these statements.

TimesSquare Core Plus Bond Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
LONG-TERM BONDS continued
OIL & GAS-1.9%
  Amerada Hess Corp., 7.30%, 2031                              $       30        $   31
  Conoco Funding Co., 6.35%, 2011                                     105           114
  Devon Financing Corp. ULC, 6.88%, 2011                               30            33
  Duke Capital Corp., 4.30%, 2006                                      50            51
  Duke Energy Field Services LLC, 5.75%, 2006                          20            21
  Occidental Petroleum Corp.,
    7.65%, 2006                                                       110           118
    6.75%, 2012                                                        20            22
  Petroleos Mexicanos, 9.50%, 2027                                     10            11
                                                                                 ------
                                                                                    401
                                                                                 ------
PHARMACEUTICALS-0.6%
  Lilly (Eli) & Co., 6.77%, 2036                                       65            71
  Wyeth,
    5.50% (coupon change based on rating), 2013                        25            24
    5.50%, 2014                                                        35            33
                                                                                 ------
                                                                                    128
                                                                                 ------
TRANSPORTATION-2.1%
  American Airlines, 7.86%, 2011                                       40            40
  Burlington Northern Santa Fe, 6.75%, 2029                            10            10
  Federal Express Corp., 7.60%, 2097                                   20            22
  Ford Motor Co., 6.38%, 2029                                          60            51
  Norfolk Southern Corp.,
    7.70%, 2017                                                        70            81
    7.90%, 2097                                                        20            23
  Union Pacific Corp.,
    7.60%, 2005                                                       145           151
    5.75%, 2007                                                        45            47
                                                                                 ------
                                                                                    425
                                                                                 ------
U.S. GOVERNMENT & AGENCIES (d)-49.7%
  Fannie Mae,
    2.50%, 2008                                                       530           503
    4.38%, 2013                                                       305           291
    4.00%, 2018                                                       180           172
    6.50%, 2032                                                       173           180
    7.00%, 2032                                                       176           185
    5.50%, 2033                                                     1,069         1,067
    5.00%, 2034                                                       501           485
    5.50%, 2034                                                       229           228
    Interest Only 5.85%, 2042 (c)                                   2,305            42
  Financing Corp., Principal Strips from
    8.60%, 2019                                                       240            99
    9.70%, 2019                                                       150            64

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCIES continued
  Freddie Mac,
    6.50%, 2011                                                $      126        $  134
    5.50%, 2017                                                       323           331
    6.00%, 2017                                                       172           179
    4.50%, 2018                                                       631           618
    5.00%, 2018                                                       603           605
    7.50%, 2032                                                       263           283
    5.00%, 2033                                                       505           489
    6.00%, 2033                                                       141           144
    6.50%, 2034                                                       308           321
    Interest Only 7.60%, 2043 (c)                                   2,330            52
  Ginnie Mae,
    6.50%, 2031                                                       183           192
    6.50%, 2032                                                       108           113
    5.50%, 2033                                                       165           165
    6.00%, 2033                                                       743           763
  U.S. Treasury Bonds,
    8.75%, 2017                                                       320           434
    6.00%, 2026                                                       305           329
  U.S. Treasury Notes,
    4.63%. 2006                                                     1,470         1,522
    3.38%, 2008                                                         5             5
    5.00%. 2011                                                        85            89
    4.25%. 2013                                                       460           449
    4.75%. 2014                                                        25            25
                                                                                 ------
                                                                                 10,558
                                                                                 ------
UTILITIES-3.1%
  American Electric Power, Inc., 5.38%, 2010                           20            21
  CenterPoint Energy,
    5.70%, 2013                                                        30            31
    7.88%, 2013                                                        45            50
  Detroit Edison Co.,
    6.13%, 2010                                                        20            21
    6.35%, 2032                                                        15            15
  Dominion Resources Inc., 6.25%, 2012                                 15            16
  DPL, Inc., 8.25%, 2007                                               35            37
  First Energy Corp.,
    5.50%, 2006                                                       140           145
    7.38%, 2031                                                        35            36
  Korea Electric Power Corp., 5.13%, 2034
    (144A security acquired Apr. 2004 for $20) (b)                     20            19
  Nisource Finance Corp., 7.88%, 2010                                  50            57
  Ohio Power Co., 5.50%, 2013                                          15            15


The Notes to Financial Statements are an integral part of these statements.

TimesSquare Core Plus Bond Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

                                                                 PRINCIPAL        VALUE
                                                                     (000)        (000)
---------------------------------------------------------------------------------------
LONG-TERM BONDS continued
UTILITIES continued
  Oncor Electric Delivery Co.,
    6.38%, 2012                                                     $  5         $    5
    7.25%, 2033                                                       15             17
  Pacific Gas & Electric Co.,
    3.60%, 2009                                                       15             14
    4.20%, 2011                                                       15             14
    6.05%, 2034                                                       20             19
  Progress Energy, Inc.,
    6.85%, 2012                                                        5              5
    7.00%, 2031                                                       35             36
  Salomon Bros. for OAO Gazprom, 10.50%, 2009                         45             51
  Tenaska Alabama II Partners LP, 6.13%, 2023
    (144A security acquired Oct. 2003 for $34) (b)                    34             34
                                                                                 ------
                                                                                    658
                                                                                 ------
TOTAL LONG-TERM BONDS
  (Cost $17,903)                                                                 18,153
                                                                                 ------

                                                               NUMBER OF
                                                                  SHARES
                                                               ---------
PREFERRED STOCK-2.1%

COMMUNICATIONS & MEDIA-0.3%
  Centaur Funding Corp., 9.08%
    (144A security acquired Nov. 2001 for $56) (b)                    50             62
                                                                                 ------
FINANCIAL-1.6%
  BCI US Funding Trust,
    Step Coupon (8.01% to 7/15/08)
    (144A security acquired Apr. 2003 for $83) (b)                    75             84
  DBS Capital Funding Corp.,
    Step Coupon (7.66% to 3/21/2011)
    (144A security acquired Oct. 2003 for $45) (b)                    40             45
  IBJ Preferred Capital Co. LLC,
    Step Coupon (8.79% to 6/30/08)
    (144A security acquired Dec. 2003 for $103) (b)                   95            104
  Natexis AMBS Co. LLC.,
    Step Coupon (8.44% to 6/30/08)
    (144A security acquired May 2002 for $38) (b)                     35             40
  RBS Capital Trust I,
    Step Coupon (4.71% to 7/01/13)                                    70             65
                                                                                 ------
                                                                                    338
                                                                                 ------
INDUSTRIAL-0.2%
  RC Trust I, 7.00%, 2006                                            800             42
                                                                                 ------
TOTAL PREFERRED STOCK
  (Cost $437)                                                                       442
                                                                                 ------

                                                                 NUMBER OF        VALUE
                                                                    SHARES        (000)
---------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS-7.7%

MONEY MARKET FUND-7.5%
  CIGNA Funds Group - Money Market Fund (e)                       1,588,976    $  1,589
                                                                               --------

                                                                   PRINCIPAL
                                                                       (000)
                                                                  ---------
U.S. GOVERNMENT-0.2%
  U.S. Treasury Bills,
    0.98%, 9/30/04 (f)                                           $       50          50
                                                                               --------
TOTAL SHORT-TERM OBLIGATIONS
  (Cost $1,639)                                                                   1,639
                                                                               --------
TOTAL INVESTMENTS IN SECURITIES-95.3%
  (Total Cost $19,979) (h)                                                       20,234
  Cash and Other Assets Less Liabilities - 4.7%                                   1,008
                                                                               --------
NET ASSETS-100.0%                                                              $ 21,242
                                                                               ========

NOTES TO INVESTMENTS IN SECURITIES

 (a) This is a fair valued security which is in default due to bankruptcy. The principal amount represents beneficial ownership interest for future cash receipts under the bankruptcy filings.

 (b) Indicates restricted security; the aggregate value of restricted securities is $1,148,980 (aggregate cost $1,123,775), which is approximately 5.4% of net assets. Valuations have been furnished by brokers trading in the securities or a pricing service for all restricted securities.

 (c) Illiquid security.

 (d) Agency obligations are not guaranteed by the U.S. Government.

 (e) TimesSquare Capital Management, Inc., the fund's Investment Adviser, is also the Adviser to the CIGNA Funds Group - Money Market Fund.

 (f) Pledged as collateral for financial futures contracts. At June 30, 2004, the Fund was long 13, 2-year U.S. Treasury Notes and 4, 30-year U.S., Treasury Bonds and was short 6, 5-year U.S. Treasury Notes, futures contracts, all expiring in September 2004. Net unrealized gain amounted to $8,273. Underlying face values of the long and short positions were $3,150,610 and ($648,399), respectively, and underlying market values were $3,162,609 and ($652,125), respectively.

 (g) A summary of outstanding forward currency contracts, as of June 30, 2004, is as follows:

                                                            Net
                                                         Unrealized
Settlement       Forward      Foreign     Contract      Appreciation
Date             Contract    Currency       Value      (Depreciation)
---------------------------------------------------------------------
  Buys
  7/26/04            Euro    520,000     $630,089        $   2,988
  12/10/04           Euro    170,000      205,766            1,018

  Sells
  7/26/04            Euro    520,000     $615,628        $ (17,450)


     The Notes to Financial Statements are an integral part of these statements.

TimesSquare Core Plus Bond Fund

INVESTMENTS IN SECURITIES continued

June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
 Tax Information

 (h) At June 30, 2004, the net unrealized appreciation of investments, based on cost for federal income tax purposes of $20,137,127, was as follows:

 Aggregate gross unrealized appreciation for all investments
 in which there was an excess of value over tax cost                    $348,917

 Aggregate gross unrealized depreciation for all investments
 in which there was an excess of tax cost over value                    (252,386)
                                                                        --------
 Unrealized appreciation - net                                          $ 96,531
                                                                        ========

 (i) As of December 31, 2003, the components of distributable earnings (excluding unrealized appreciation/(depreciation) disclosed above) on a tax basis consisted of the following:

 Undistributed ordinary income                                          $166,507

 Capital loss carryforward:
  Expiring 2010                                                         $384,929


The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

(In Thousands)

                                                     Balanced         Large         Large
                                                       Fund        Cap Growth/    Cap Value/
                                                 (sub-advised by      Morgan       John A.
                                                    Wellington       Stanley     Levin & Co.
                                                   Management)         Fund          Fund
--------------------------------------------------------------------------------------------
Assets:
Investments in securities at value                  $ 18,159        $16,187       $ 27,363
Cash                                                       -              1              -
Foreign currency (Cost $60)                                -              -              -
Interest and dividends receivable, net of
 withholding taxes                                        76             14             29
Receivable for investments sold                           39            122            150
Receivable for fund shares sold                            -              -              5
Futures variation margin receivable                        -              -              -
Prepaid registration fees                                  7              6              7
Investment for Trustees' deferred
 compensation plan                                         1              1              1
Other assets                                               -              -              -
                                                    --------        -------       --------
 Total assets                                         18,282         16,331         27,555
                                                    --------        -------       --------
Liabilities:
Payable for investments purchased                          -            408            380
Payable for fund shares purchased                          -              2              -
Payable for forward currency contracts                     -              -              -
Advisory fees payable                                     15              5             16
Shareholder servicing and distribution fees
 payable to Distributor                                    9              9             16
Audit and legal fees payable                               7              7              7
Custodian fees payable                                     6              5              6
Insurance expenses payable                                 5              5              5
Administrative services fees payable                       5              4              5
Shareholder reports payable                                3              2              4
Deferred Trustees' fees payable                            1              1              1
                                                    --------        -------       --------
 Total liabilities                                        51            448            440
                                                    --------        -------       --------
Net Assets                                          $ 18,231        $15,883       $ 27,115
                                                    ========        =======       ========
Components of Net Assets:
Paid-in capital                                     $ 18,096        $19,335       $ 26,262
Undistributed (overdistributed) net investment
 income                                                  179             (5)           246
Accumulated net realized gain (loss)
 on investments                                       (1,659)        (4,391)        (2,042)
Net unrealized appreciation of investments,
 futures, and forward contracts                        1,615            944          2,649
                                                    --------        -------       --------
Net Assets                                          $ 18,231        $15,883       $ 27,115
                                                    ========        =======       ========
Net Assets
Institutional Class                                 $  4,983        $ 3,400       $  5,334
Premier Class                                          6,798          4,893          9,428
Retail Class                                           6,450          7,590         12,353
                                                    --------        -------       --------
                                                    $ 18,231        $15,883       $ 27,115
                                                    ========        =======       ========
Shares Outstanding
Institutional Class                                      502            495            545
Premier Class                                            686            717            966
Retail Class                                             654          1,124          1,272
Net Asset Value and Redemption Price per Share
Institutional Class                                 $   9.93        $  6.88       $   9.79
Premier Class                                       $   9.91        $  6.82       $   9.76
Retail Class                                        $   9.86        $  6.75       $   9.71
Cost of Investments                                 $ 16,544        $15,243       $ 24,714
                                                    ========        =======       ========

                                                                                 Small       International   TimesSquare
                                                     S&P          Small        Cap Value/        Blend/         Core
                                                  500[RegTM]   Cap Growth/   Perkins, Wolf      Bank of         Plus
                                                    Index      TimesSquare     McDonnell        Ireland         Bond
                                                     Fund          Fund           Fund            Fund          Fund
------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities at value               $   65,030     $462,954       $ 130,536       $13,807        $20,234
Cash                                                      -            -               -             -              6
Foreign currency (Cost $60)                               -            -               -            61              -
Interest and dividends receivable, net of
 withholding taxes                                       59           27              86           441            199
Receivable for investments sold                           -        9,992             701            14          1,074
Receivable for fund shares sold                         364          319             517             1              2
Futures variation margin receivable                      48            -               -             -              7
Prepaid registration fees                                 7           24               6             6              7
Investment for Trustees' deferred
 compensation plan                                        8            3               1            (A)             3
Other assets                                              -            3               -             -              6
                                                 ----------     --------       ---------       -------        -------
 Total assets                                        65,516      473,322         131,847        13,933         21,538
                                                 ----------     --------       ---------       -------        -------
Liabilities:
Payable for investments purchased                         -        1,206             351            16            190
Payable for fund shares purchased                         7          100             188             -              -
Payable for forward currency contracts                    -            -               -             -             13
Advisory fees payable                                     8          329              79            16             37
Shareholder servicing and distribution fees
 payable to Distributor                                  51           65              59             8              9
Audit and legal fees payable                              9           17              19             7              9
Custodian fees payable                                   22           12               7            13              -
Insurance expenses payable                               10           13               8             5              8
Administrative services fees payable                      4           32              11             4              7
Shareholder reports payable                              29           13               3             2             20
Deferred Trustees' fees payable                           8            3               1            (A)             3
                                                 ----------     --------       ---------       -------        -------
 Total liabilities                                      148        1,790             726            71            296
                                                 ----------     --------       ---------       -------        -------
Net Assets                                       $   65,368     $471,532       $ 131,121       $13,862        $21,242
                                                 ==========     ========       =========       =======        =======
Components of Net Assets:
Paid-in capital                                  $   72,719     $400,938       $ 106,201       $15,949        $20,704
Undistributed (overdistributed) net investment
 income                                                 113       (1,937)            377           135           (370)
Accumulated net realized gain (loss)
 on investments                                       2,888       25,590          10,969        (3,452)           658
Net unrealized appreciation of investments,
 futures, and forward contracts                     (10,352)      46,941          13,574         1,230            250
                                                 ----------     --------       ---------       -------        -------
Net Assets                                       $   65,368     $471,532       $ 131,121       $13,862        $21,242
                                                 ==========     ========       =========       =======        =======
Net Assets
Institutional Class                              $    1,248     $357,732       $  44,926       $ 3,972        $12,327
Premier Class                                        10,482      101,621          50,691         5,834          3,697
Retail Class                                         53,638       12,179          35,504         4,056          5,218
                                                 ----------     --------       ---------       -------        -------
                                                 $   65,368     $471,532       $ 131,121       $13,862        $21,242
                                                 ==========     ========       =========       =======        =======
Shares Outstanding
Institutional Class                                     178       31,250           3,040           510          1,214
Premier Class                                         1,490        8,922           3,449           749            367
Retail Class                                          7,692        1,078           2,434           526            519
Net Asset Value and Redemption Price per Share
Institutional Class                              $     7.01     $  11.45       $   14.78       $  7.80        $ 10.16
Premier Class                                    $     7.03     $  11.39       $   14.70       $  7.78        $ 10.09
Retail Class                                     $     6.97     $  11.30       $   14.58       $  7.71        $ 10.05
Cost of Investments                              $   75,552     $416,013       $ 116,962       $12,579        $19,979
                                                 ==========     ========       =========       =======        =======

(1) Including foreign tax reclaim receivable of $23 and cost of $22.
(A) Amount less than $1.


     The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2004 (Unaudited)

(In Thousands)

                                                  Balanced         Large         Large
                                                    Fund        Cap Growth/    Cap Value/
                                              (sub-advised by      Morgan       John A.
                                                 Wellington       Stanley     Levin & Co.
                                                Management)         Fund          Fund
-----------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign taxes withheld)        $  128          $   74        $   266
 Interest                                            136               -              -
                                                  ------          ------        -------
                                                     264              74            266
Expenses:
 Investment advisory fees                             65              60             97
 Custodian fees and expenses                          35              35             33
 Administrative services fees                         11              11             12
 Registration fees                                    18              19             18
 Audit and legal fees                                  6               6              6
 Distribution fees
  Premier Class                                        -               -              -
  Retail Class                                         7               7             12
 Shareholder servicing fees
  Premier Class                                        7               5             10
  Retail Class                                         6               7             11
 Insurance expense                                    (A)             (A)             1
 Shareholder reports                                   1               1              1
 Other                                                 1               1              1
                                                  ------          ------        -------
   Total expenses                                    157             152            202
   Less expenses waived and reimbursed
    by Adviser or Distributor                        (67)            (73)           (66)
                                                  ------          ------        -------
Net expenses                                          90              79            136
                                                  ------          ------        -------
Net Investment Income (Loss)                         174              (5)           130
                                                  ------          ------        -------
Realized and Unrealized Gain (Loss)
 on Investments:
 Net realized gain (loss) from:
  Currency contracts                                   -               -              -
  Futures contracts                                    -               -              -
  Swap contracts                                       -               -              -
  Securities transactions                            271           1,103          1,791
                                                  ------          ------        -------
                                                     271           1,103          1,791
                                                  ------          ------        -------
 Net change in unrealized appreciation
  (depreciation):
  Currency contracts                                   -               -              -
  Futures contracts                                    -               -              -
  Investments                                       (158)           (742)          (986)
                                                  ------          ------        -------
                                                    (158)           (742)          (986)
                                                  ------          ------        -------
Net Realized and Unrealized Gain (Loss)
 on Investments                                      113             361            805
                                                  ------          ------        -------
Net Increase in Net Assets Resulting
 from Operations                                  $  287          $  356        $   935
                                                  ======          ======        =======

                                                                              Small       International   TimesSquare
                                                  S&P          Small        Cap Value/        Blend/         Core
                                               500[RegTM]   Cap Growth/   Perkins, Wolf      Bank of         Plus
                                                 Index      TimesSquare     McDonnell        Ireland         Bond
                                                  Fund          Fund           Fund            Fund          Fund
---------------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends (net of foreign taxes withheld)    $   1,094      $    509       $   1,094        $  219       $      9
 Interest                                            10             -               -             -            815
                                              ---------      --------       ---------        ------       --------
                                                  1,104           509           1,094           219            824
Expenses:
 Investment advisory fees                           153         2,169             576            65            101
 Custodian fees and expenses                         89            67              49            63             33
 Administrative services fees                        19            74              26            11             16
 Registration fees                                   19            37              22            18             18
 Audit and legal fees                                10            27              20             6              6
 Distribution fees
  Premier Class                                       -             -               -             -              3
  Retail Class                                       52            14              40             4              5
 Shareholder servicing fees
  Premier Class                                      10            90              41             7              5
  Retail Class                                       50            11              32             5              5
 Insurance expense                                   (A)            4               1            (A)            (A)
 Shareholder reports                                 15            12               2            (A)             9
 Other                                                5            12               4             1              -
                                              ---------      --------       ---------        ------       --------
   Total expenses                                   422         2,517             813           180            201
   Less expenses waived and reimbursed
    by Adviser or Distributor                      (145)          (72)            (69)          (98)          (105)
                                              ---------      --------       ---------        ------       --------
Net expenses                                        277         2,445             744            82             96
                                              ---------      --------       ---------        ------       --------
Net Investment Income (Loss)                        827        (1,936)            350           137            728
                                              ---------      --------       ---------        ------       --------
Realized and Unrealized Gain (Loss)
 on Investments:
 Net realized gain (loss) from:
  Currency contracts                                  -             -               -            (3)            63
  Futures contracts                                 876             -               -             -           (102)
  Swap contracts                                      -             -               -             -              7
  Securities transactions                        13,878        21,773           8,111           (99)         1,265
                                              ---------      --------       ---------        ------       --------
                                                 14,754        21,773           8,111          (102)         1,233
                                              ---------      --------       ---------        ------       --------
 Net change in unrealized appreciation
  (depreciation):
  Currency contracts                                  -             -               -            (3)           (58)
  Futures contracts                                (479)            -               -             -              5
  Investments                                   (11,692)       (5,946)         (3,280)          197         (1,193)
                                              ---------      --------       ---------        ------       --------
                                                (12,171)       (5,946)         (3,280)          194         (1,246)
                                              ---------      --------       ---------        ------       --------
Net Realized and Unrealized Gain (Loss)
 on Investments                                   2,583        15,827           4,831            92            (13)
                                              ---------      --------       ---------        ------       --------
Net Increase in Net Assets Resulting
 from Operations                              $   3,410      $ 13,891       $   5,181        $  229       $    715
                                              =========      ========       =========        ======       ========

(A) Amount less than $1.


The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

STATEMENTS OF CHANGES IN NET ASSETS

(In Thousands)

                                                     Balanced Fund (sub-advised by        Large Cap Growth/
                                                         Wellington Management)          Morgan Stanley Fund
                                                     ------------------------------ ------------------------------
                                                       For the Six    For the Year    For the Six    For the Year
                                                       Months Ended       Ended       Months Ended       Ended
                                                      June 30, 2004   December 31,   June 30, 2004   December 31,
                                                       (Unaudited)        2003        (Unaudited)        2003
------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                             $   174        $   301         $    (5)       $     8
Net realized gain (loss) on Investments                      271            (72)          1,103            456
Net unrealized appreciation (depreciation)
 on Investments                                             (158)         2,325            (742)         2,144
                                                         -------        -------         -------        -------
Net increase from operations                                 287          2,554             356          2,608
                                                         -------        -------         -------        -------
Dividends and Distributions:
From net investment income
 Institutional Class                                           -           (125)              -             (5)
 Premier Class                                                 -           (133)              -             (3)
 Retail Class                                                  -           (132)              -              -
From net realized capital gains
 Institutional Class                                           -              -               -              -
 Premier Class                                                 -              -               -              -
 Retail Class                                                  -              -               -              -
                                                         -------        -------         -------        -------
Total dividends and distributions                              -           (390)              -             (8)
                                                         -------        -------         -------        --------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                              4             11             162             91
Net asset value of shares issued to shareholders in
 reinvestment of dividends and distributions                   -            125               -              5
                                                         -------        -------         -------        -------
                                                               4            136             162             96
Cost of shares redeemed                                        -              -               -            (90)
                                                         -------        -------         -------        -------
Total from Institutional Class                                 4            136             162              6
                                                         -------        -------         -------        -------
Premier Class
Net proceeds from sales of shares                          1,283            492             517            988
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions                -            133               -              3
                                                         -------        -------         -------        -------
                                                           1,283            625             517            991
Cost of shares redeemed                                     (154)          (216)           (447)          (252)
                                                         -------        -------         -------        -------
Total from Premier Class                                   1,129            409              70            739
                                                         -------        -------         -------        -------
Retail Class
Net proceeds from sales of shares                          1,010          1,511           1,801          2,869
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions                -            132               -              -
                                                         -------        -------         -------        -------
                                                           1,010          1,643           1,801          2,869
Cost of shares redeemed                                     (764)          (852)           (721)        (1,978)
                                                         -------        -------         -------        -------
Total from Retail Class                                      246            791           1,080            891
                                                         -------        -------         -------        -------
Net increase (decrease) from Fund share
 transactions                                              1,379          1,336           1,312          1,636
                                                         -------        -------         -------        -------
Total Net Increase (Decrease) in Net Assets                1,666          3,500           1,668          4,236
Net Assets:
Beginning of period                                       16,565         13,065          14,215          9,979
                                                         -------        -------         -------        -------
End of period*                                           $18,231        $16,565         $15,883        $14,215
                                                         =======        =======         =======        =======
* Includes undistributed (overdistributed) net
  investment income of:                                  $   179        $     5         $    (5)       $     -
                                                         =======        =======         =======        =======

                                                            Large Cap Value/
                                                        John A. Levin & Co. Fund      S&P 500[RegTM] Index Fund
                                                     ------------------------------ -----------------------------
                                                       For the Six    For the Year    For the Six    For the Year
                                                       Months Ended       Ended       Months Ended      Ended
                                                      June 30, 2004   December 31,   June 30, 2004   December 31,
                                                       (Unaudited)        2003        (Unaudited)        2003
-----------------------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                            $   130         $   192       $       827     $   2,202
Net realized gain (loss) on Investments                   1,791          (2,352)           14,754         4,588
Net unrealized appreciation (depreciation)
 on Investments                                            (986)          7,443           (12,171)       35,555
                                                        -------         -------       -----------     ---------
Net increase from operations                                935           5,283             3,410        42,345
                                                        -------         -------       -----------     ---------
Dividends and Distributions:
From net investment income
 Institutional Class                                          -             (56)             (494)       (1,762)
 Premier Class                                                -             (97)              (35)         (106)
 Retail Class                                                 -             (71)             (182)         (427)
From net realized capital gains
 Institutional Class                                          -               -                 -             -
 Premier Class                                                -               -                 -             -
 Retail Class                                                 -               -                 -             -
                                                        -------         -------       -----------     ---------
Total dividends and distributions                             -            (224)             (711)       (2,295)
                                                        -------         -------       -----------     ---------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                           163             107               380           463
Net asset value of shares issued to shareholders in
 reinvestment of dividends and distributions                  -              56               493         1,762
                                                        -------         -------       -----------     ---------
                                                            163             163               873         2,225
Cost of shares redeemed                                      (7)             (6)         (138,663)      (15,899)
                                                        -------         -------       -----------     ---------
Total from Institutional Class                              156             157          (137,790)      (13,674)
                                                        -------         -------       -----------     ---------
Premier Class
Net proceeds from sales of shares                           770           3,306             1,600         6,433
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions               -              97                35           106
                                                        -------         -------       -----------     ---------
                                                            770           3,403             1,635         6,539
Cost of shares redeemed                                  (1,579)           (990)             (535)       (1,254)
                                                        -------         -------       -----------     ---------
Total from Premier Class                                   (809)          2,413             1,100         5,285
                                                        -------         -------       -----------     ---------
Retail Class
Net proceeds from sales of shares                         3,175           5,499            11,428        20,140
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions               -              71               182           427
                                                        -------         -------       -----------     ---------
                                                          3,175           5,570            11,610        20,567
Cost of shares redeemed                                  (1,165)         (4,372)           (4,612)       (6,877)
                                                        -------         -------       -----------     ---------
Total from Retail Class                                   2,010           1,198             6,998        13,690
                                                        -------         -------       -----------     ---------
Net increase (decrease) from Fund share
 transactions                                             1,357           3,768          (129,692)        5,301
                                                        -------         -------       -----------     ---------
Total Net Increase (Decrease) in Net Assets               2,292           8,827          (126,993)       45,351
Net Assets:
Beginning of period                                      24,823          15,996           192,361       147,010
                                                        -------         -------       -----------     ---------
End of period*                                          $27,115         $24,823       $    65,368     $ 192,361
                                                        =======         =======       ===========     =========
* Includes undistributed (overdistributed) net
  investment income of:                                 $   246         $   116       $       113     $      (3)
                                                        =======         =======       ===========     =========


     The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

STATEMENTS OF CHANGES IN NET ASSETS continued

(In Thousands)

                                                        Small Cap Growth/               Small Cap Value/
                                                         TimesSquare Fund        Perkins, Wolf, McDonnell Fund
                                                  ------------------------------ ------------------------------
                                                    For the Six    For the Year    For the Six    For the Year
                                                    Months Ended       Ended       Months Ended       Ended
                                                   June 30, 2004   December 31,   June 30, 2004   December 31,
                                                    (Unaudited)        2003        (Unaudited)        2003
---------------------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                         $  (1,936)     $  (1,896)      $     350      $     341
Net realized gain (loss) on Investments                 21,773         15,795           8,111          5,063
Net unrealized appreciation (depreciation)
 on Investments                                         (5,946)        54,524          (3,280)        18,395
                                                     ---------      ---------       ---------      ---------
Net increase from operations                            13,891         68,423           5,181         23,799
                                                     ---------      ---------       ---------      ---------
Dividends and Distributions:
From net investment income
 Institutional Class                                         -         (3,632)              -           (859)
 Premier Class                                               -           (697)              -           (576)
 Retail Class                                                -            (81)              -           (454)
From net realized capital gains
 Institutional Class                                         -           (912)              -              -
 Premier Class                                               -           (190)              -              -
 Retail Class                                                -            (30)              -              -
                                                     ---------      ---------       ---------      ---------
Total dividends and distributions                            -         (5,542)              -         (1,889)
                                                     ---------      ---------       ---------      ---------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                       36,498        233,127          10,074         35,699
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions              -          4,544               -            859
                                                     ---------      ---------       ---------      ---------
                                                        36,498        237,671          10,074         36,558
Cost of shares redeemed                                (14,926)       (16,286)        (15,444)        (9,667)
                                                     ---------      ---------       ---------      ---------
Total from Institutional Class                          21,572        221,385          (5,370)        26,891
                                                     ---------      ---------       ---------      ---------
Premier Class
Net proceeds from sales of shares                       54,379         67,121          18,935         26,853
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions              -            887               -            576
                                                     ---------      ---------       ---------      ---------
                                                        54,379         68,008          18,935         27,429
Cost of shares redeemed                                (22,246)       (14,825)         (3,265)       (11,063)
                                                     ---------      ---------       ---------      ---------
Total from Premier Class                                32,133         53,183          15,670         16,366
                                                     ---------      ---------       ---------      ---------
Retail Class
Net proceeds from sales of shares                        2,493          4,300           7,462         15,879
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions              -            111               -            454
                                                     ---------      ---------       ---------      ---------
                                                         2,493          4,411           7,462         16,333
Cost of shares redeemed                                 (1,340)        (2,828)         (2,601)        (6,698)
                                                     ---------      ---------       ---------      ---------
Total from Retail Class                                  1,153          1,583           4,861          9,635
                                                     ---------      ---------       ---------      ---------
Net increase (decrease) from Fund share
 transactions                                           54,858        276,151          15,161         52,892
                                                     ---------      ---------       ---------      ---------
Total Net Increase (Decrease) in Net Assets             68,749        339,032          20,342         74,802
Net Assets:
Beginning of period                                    402,783         63,751         110,779         35,977
                                                     ---------      ---------       ---------      ---------
End of period*                                       $ 471,532      $ 402,783       $ 131,121      $ 110,779
                                                     =========      =========       =========      =========
* Includes undistributed (overdistributed) net
  investment income of:                              $  (1,937)     $      (1)      $     377      $      27
                                                     =========      =========       =========      =========

                                                       International Blend/               TimesSquare
                                                       Bank of Ireland Fund           Core Plus Bond Fund
                                                  ------------------------------ -----------------------------
                                                    For the Six    For the Year    For the Six    For the Year
                                                    Months Ended       Ended       Months Ended      Ended
                                                   June 30, 2004   December 31,   June 30, 2004   December 31,
                                                    (Unaudited)        2003        (Unaudited)        2003
--------------------------------------------------------------------------------------------------------------
Operations:
Net investment income (loss)                         $   137        $   130        $      728     $     2,884
Net realized gain (loss) on Investments                 (102)          (588)            1,233           5,376
Net unrealized appreciation (depreciation)
 on Investments                                          194          3,057            (1,246)         (2,127)
                                                     -------        -------        ----------     -----------
Net increase from operations                             229          2,599               715           6,133
                                                     -------        -------        ----------     -----------
Dividends and Distributions:
From net investment income
 Institutional Class                                       -            (52)             (757)         (3,809)
 Premier Class                                             -            (61)              (97)            (97)
 Retail Class                                              -            (28)             (119)           (164)
From net realized capital gains
 Institutional Class                                       -              -                 -               -
 Premier Class                                             -              -                 -               -
 Retail Class                                              -              -                 -               -
                                                     -------        -------        ----------     -----------
Total dividends and distributions                          -           (141)             (973)         (4,070)
                                                     -------        -------        ----------     -----------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                        164             37                 2          52,006
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions            -             52               757           3,809
                                                     -------        -------        ----------     -----------
                                                         164             89               759          55,815
Cost of shares redeemed                                   (A)            (1)          (28,853)       (119,063)
                                                     -------        -------        ----------     -----------
Total from Institutional Class                           164             88           (28,094)        (63,248)
                                                     -------        -------        ----------     -----------
Premier Class
Net proceeds from sales of shares                        592            481             1,699           1,591
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions            -             61                97              97
                                                     -------        -------        ----------     -----------
                                                         592            542             1,796           1,688
Cost of shares redeemed                                 (181)          (390)             (518)           (386)
                                                     -------        -------        ----------     -----------
Total from Premier Class                                 411            152             1,278           1,302
                                                     -------        -------        ----------     -----------
Retail Class
Net proceeds from sales of shares                      1,429            794             3,056           3,651
Net asset value of shares issued to shareholders
 in reinvestment of dividends and distributions            -             28               119             164
                                                     -------        -------        ----------     -----------
                                                       1,429            822             3,175           3,815
Cost of shares redeemed                                 (212)          (485)             (947)         (2,651)
                                                     -------        -------        ----------     -----------
Total from Retail Class                                1,217            337             2,228           1,164
                                                     -------        -------        ----------     -----------
Net increase (decrease) from Fund share
 transactions                                          1,792            577           (24,588)        (60,782)
                                                     -------        -------        ----------     -----------
Total Net Increase (Decrease) in Net Assets            2,021          3,035           (24,846)        (58,719)
Net Assets:
Beginning of period                                   11,841          8,806            46,088         104,807
                                                     -------        -------        ----------     -----------
End of period*                                       $13,862        $11,841        $   21,242     $    46,088
                                                     =======        =======        ==========     ===========
* Includes undistributed (overdistributed) net
  investment income of:                              $   135        $    (2)       $     (370)    $      (125)
                                                     =======        =======        ==========     ===========

(A) Amount less than $1.


The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                  Balanced Fund (sub-advised by Wellington Management)(1)
                                                         -----------------------------------------------------------------------
                                                           For the Six
                                                           Months Ended           For the Year/Period Ended December 31,
                                                          June 30, 2004  -------------------------------------------------------
                                                           (Unaudited)      2003          2002        2001(e)         2000
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 9.76       $ 8.40       $  9.68        $10.07         $10.00
Income from investment operations
Net investment income (loss)(d)                                 0.11         0.21          0.24(f)       0.24           0.27
Net realized and unrealized gain (loss) on investments          0.06         1.41         (1.28)        (0.41)          0.10
                                                              ------       ------       -------        ------         ------
Total from investment operations                                0.17         1.62         (1.04)        (0.17)          0.37
                                                              ------       ------       -------        ------         ------
Less dividends and distributions:
Dividends from net investment income                               -        (0.26)        (0.24)        (0.22)         (0.30)
                                                              ------       ------       -------        ------         ------
Total dividends and distributions                                  -        (0.26)        (0.24)        (0.22)         (0.30)
                                                              ------       ------       -------        ------         ------
Net asset value, end of period                                $ 9.93       $ 9.76       $  8.40        $ 9.68         $10.07
                                                              ======       ======       =======        ======         ======
Total Return(a)                                                 1.74%(b)    19.27%       (10.77)%       (1.67)%         3.66%(b)
Ratios to Average Net Assets
Gross expenses                                                  1.56%(c)     1.83%         1.78%         1.72%          1.76%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                         0.76%(c)     1.03%         0.98%         0.92%          0.96%(c)
Net expenses                                                    0.80%(c)     0.80%         0.80%         0.80%          0.80%(c)
Net investment income (loss)(d)                                 2.19%(c)     2.34%         2.59%         2.49%          2.78%(c)
Portfolio Turnover                                                18%(b)       50%           56%          104%            67%(b)
Net Assets, End of Period (000 omitted)                       $4,983       $4,893       $ 4,094        $4,585         $4,663

                                                                  Large Cap Growth/Morgan Stanley Fund(1)
                                                         -------------------------------------------------------
                                                           For the Six
                                                          Months Ended    For the Year/Period Ended December 31,
                                                          June 30, 2004 -----------------------------------------
                                                           (Unaudited)     2003         2002           2001
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                         $ 6.70       $ 5.39       $  7.44       $  8.72
Income from investment operations
Net investment income (loss)(d)                                0.01         0.02          0.01            (A)(f)
Net realized and unrealized gain (loss) on investments         0.17         1.30         (2.06)        (1.28)
                                                             ------       ------       -------       -------
Total from investment operations                               0.18         1.32         (2.05)        (1.28)
                                                             ------       ------       -------       -------
Less dividends and distributions:
Dividends from net investment income                              -        (0.01)            -             -
                                                             ------       ------       -------       -------
Total dividends and distributions                                 -        (0.01)            -             -
                                                             ------       ------       -------       -------
Net asset value, end of period                               $ 6.88       $ 6.70       $  5.39       $  7.44
                                                             ======       ======       =======       =======
Total Return(a)                                                2.69%(b)    24.49%       (27.55)%      (14.68)%
Ratios to Average Net Assets
Gross expenses                                                 1.77%(c)     2.07%         2.18%         2.18%
Fees and expenses waived or borne by the
 Adviser or Distributor                                        0.97%(c)     1.27%         1.38%         1.38%
Net expenses                                                   0.80%(c)     0.80%         0.80%         0.80%
Net investment income (loss)(d)                                0.19%(c)     0.33%         0.21%         0.06%
Portfolio Turnover                                               72%(b)      131%          149%           91%
Net Assets, End of Period (000 omitted)                      $3,400       $3,154       $ 2,528       $ 3,347

                                                              Large Cap
                                                            Growth/Morgan
                                                               Stanley
                                                                Fund(1)
                                                         -------------------
                                                         For the Year/Period
                                                                Ended
                                                            December 31,
                                                         -------------------
                                                                 2000
----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                            $ 10.00
Income from investment operations
Net investment income (loss)(d)                                   (0.01)
Net realized and unrealized gain (loss) on investments            (1.27)
                                                                -------
Total from investment operations                                  (1.28)
                                                                -------
Less dividends and distributions:
Dividends from net investment income                                  -
                                                                -------
Total dividends and distributions                                     -
                                                                -------
Net asset value, end of period                                  $  8.72
                                                                =======
Total Return(a)                                                  (12.80)%(b)
Ratios to Average Net Assets
Gross expenses                                                     1.79%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                            0.99%(c)
Net expenses                                                       0.80%(c)
Net investment income (loss)(d)                                   (0.11)%(c)
Portfolio Turnover                                                   75%(b)
Net Assets, End of Period (000 omitted)                         $ 3,926

                                                                   Large Cap Value/John A. Levin & Co. Fund(1)
                                                -------------------------------------------------------------------------------
                                                  For the Six
                                                  Months Ended               For the Year/Period Ended December 31,
                                                 June 30, 2004  ---------------------------------------------------------------
                                                  (Unaudited)         2003           2002           2001             2000
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                 $ 9.43          $ 7.41         $ 10.24         $10.85           $10.00
Income from investment operations
Net investment income(d)                               0.05            0.10(f)         0.09           0.11(f)          0.13
Net realized and unrealized gain (loss)
 on investments                                        0.31            2.03           (2.84)         (0.57)            1.28
                                                     ------          ------         -------         ------           ------
Total from investment operations                       0.36            2.13           (2.75)         (0.46)            1.41
                                                     ------          ------         -------         ------           ------
Less dividends and distributions:
Dividends from net investment income                      -           (0.11)          (0.08)         (0.15)           (0.56)
Distributions from net realized capital gains             -               -               -              -                -
                                                     ------          ------         -------         ------           ------
Total dividends and distributions                         -           (0.11)          (0.08)         (0.15)           (0.56)
                                                     ------          ------         -------         ------           ------
Net asset value, end of period                       $ 9.79          $ 9.43         $  7.41         $10.24           $10.85
                                                     ======          ======         =======         ======           ======
Total Return(a)                                        3.82%(b)       28.74%         (26.85)%        (4.21)%          14.03%(b)
Ratios to Average Net Assets
Gross expenses                                         1.31%(c)        1.51%           1.48%          1.47%            1.55%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                0.51%(c)        0.71%           0.68%          0.67%            0.75%(c)
Net expenses                                           0.80%(c)        0.80%           0.80%          0.80%            0.80%(c)
Net investment income(d)                               1.24%(c)        1.25%           1.17%          1.09%            1.05%(c)
Portfolio Turnover                                       45%(b)          89%             44%            45%              62%(b)
Net Assets, End of Period (000 omitted)              $5,334          $4,981         $ 3,778         $4,915           $5,130

                                                                       S&P 500[RegTM] Index Fund(2)
                                                -------------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended            For the Year/Period Ended December 31,
                                                  June 30, 2004  --------------------------------------------------------
                                                   (Unaudited)       2003          2002          2001           2000
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                  $ 6.80       $   5.37     $   7.01      $   8.11        $  10.09
Income from investment operations
Net investment income(d)                                0.03(f)        0.09         0.08          0.12            0.14
Net realized and unrealized gain (loss)
 on investments                                         0.20           1.43        (1.64)        (1.10)          (0.98)
                                                      ------       --------     --------      --------        --------
Total from investment operations                        0.23           1.52        (1.56)        (0.98)          (0.84)
                                                      ------       --------     --------      --------        --------
Less dividends and distributions:
Dividends from net investment income                   (0.02)         (0.09)       (0.08)        (0.12)          (0.19)
Distributions from net realized capital gains              -              -            -            (A)          (0.95)
                                                      ------       --------     --------      --------        --------
Total dividends and distributions                      (0.02)         (0.09)       (0.08)        (0.12)          (1.14)
                                                      ------       --------     --------      --------        --------
Net asset value, end of period                        $ 7.01       $   6.80     $   5.37      $   7.01        $   8.11
                                                      ======       ========     ========      ========        ========
Total Return(a)                                         3.45%(b)      28.29%      (22.21)%      (12.08)%         (9.24)%
Ratios to Average Net Assets
Gross expenses                                          0.38%(c)       0.44%        0.44%         0.44%          0.38%
Fees and expenses waived or borne by the
 Adviser or Distributor                                 0.13%(c)       0.19%        0.19%         0.19%          0.13%
Net expenses                                            0.25%(c)       0.25%        0.25%         0.25%          0.25%
Net investment income(d)                                1.13%(c)       1.43%        1.35%         1.59%          1.46%
Portfolio Turnover                                         1%(b)          2%           4%            2%             9%
Net Assets, End of Period (000 omitted)               $1,248       $138,017     $121,170      $155,364        $176,707

                                                    S&P
                                                 500[RegTM]
                                                 Index Fund(2)
                                                ------------
                                                  For the
                                                 Year/Period
                                                    Ended
                                                December 31,
                                                ------------
                                                    1999
------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period              $   8.55
Income from investment operations
Net investment income(d)                              0.11
Net realized and unrealized gain (loss)
 on investments                                       1.66
                                                  --------
Total from investment operations                      1.77
                                                  --------
Less dividends and distributions:
Dividends from net investment income                 (0.14)
Distributions from net realized capital gains        (0.09)
                                                  --------
Total dividends and distributions                    (0.23)
                                                  --------
Net asset value, end of period                    $  10.09
                                                  ========
Total Return(a)                                      20.66%
Ratios to Average Net Assets
Gross expenses                                        0.36%
Fees and expenses waived or borne by the
 Adviser or Distributor                               0.01%
Net expenses                                          0.35%
Net investment income(d)                              1.11%
Portfolio Turnover                                       3%
Net Assets, End of Period (000 omitted)           $352,417

(1)  Commenced operations on January 20, 2000.
(2) All per share data for the S&P 500[RegTM] Index Fund's Institutional Class as of December 31, 2001 and earlier has been restated to reflect a 1.62 to 1 stock split effective August 15, 2001.
(A)  Less than $0.01 per share.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b)  Not annualized.
(c)  Annualized.
(d) Net investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.05%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
(f)  Per share numbers have been calculated using average shares.


     The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS continued

                                                                  Small Cap Growth/TimesSquare Fund(2)
                                                         ----------------------------------------------------
                                                             For the Six        For the Year/Period Ended
                                                            Months Ended               December 31,
                                                            June 30, 2004   ---------------------------------
                                                             (Unaudited)          2003             2002
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $  11.06          $   8.16          $ 10.00
Income from investment operations
Net investment income (loss)(d)                                  (0.05)            (0.09)(f)        (0.07)(f)
Net realized and unrealized gain (loss) on investments            0.44              3.15            (1.77)
                                                              --------          --------          -------
Total from investment operations                                  0.39              3.06            (1.84)
                                                              --------          --------          -------
Less dividends and distributions:
Dividends from net investment income                                 -             (0.13)               -
Distributions from net realized capital gains                        -             (0.03)               -
Distributions from capital                                           -                 -                -
                                                              --------           -------          -------
Total dividends and distributions                                    -             (0.16)               -
                                                              --------          --------          -------
Net asset value, end of period                                $  11.45          $  11.06          $  8.16
                                                              ========          ========          =======
Total Return(a)                                                   3.53%(b)         37.48%          (18.40)%
Ratios to Average Net Assets
Gross expenses                                                    1.08%(c)          1.12%            1.45%
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.03%(c)          0.07%            0.40%
Net expenses                                                      1.05%(c)          1.05%            1.05%
Net investment income (loss)(d)                                  (0.82)%(c)        (0.86)%          (0.85)%
Portfolio Turnover                                                  31%(b)            61%              57%
Net Assets, End of Period (000 omitted)                       $357,732          $324,742          $51,762

                                                          Small Cap Growth/TimesSquare
                                                                      Fund(2)
                                                         ------------------------------
                                                           For the Year/Period Ended
                                                                  December 31,
                                                         ------------------------------
                                                             2001           2000
---------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                       $ 11.00         $ 10.00
Income from investment operations
Net investment income (loss)(d)                              (0.06)          (0.01)
Net realized and unrealized gain (loss) on investments       (0.94)           1.16
                                                            ------         -------
Total from investment operations                             (1.00)           1.15
                                                            ------         -------
Less dividends and distributions:
Dividends from net investment income                             -           (0.10)
Distributions from net realized capital gains                    -               -
Distributions from capital                                       -           (0.05)
                                                            ------         -------
Total dividends and distributions                                -           (0.15)
                                                            ------         -------
Net asset value, end of period                              $10.00         $ 11.00
                                                            ======         =======
Total Return(a)                                              (9.09)%         11.51%(b)
Ratios to Average Net Assets
Gross expenses                                                1.75%           1.81%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                       0.70%           0.76%(c)
Net expenses                                                  1.05%           1.05%(c)
Net investment income (loss)(d)                              (0.66)%         (0.12)%(c)
Portfolio Turnover                                             160%            140%(b)
Net Assets, End of Period (000 omitted)                     $9,441         $16,552

                                                                   Small Cap Value/Perkins, Wolf, McDonnell Fund(1)
                                                         -------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended          For the Year/Period Ended December 31,
                                                           June 30, 2004  ---------------------------------------------------
                                                            (Unaudited)         2003             2002             2001
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 14.14          $ 10.23          $ 12.15           $11.38
Income from investment operations
Net investment income (loss)(d)                                  0.07             0.09(f)          0.07(f)          0.13(f)
Net realized and unrealized gain (loss) on investments           0.57             4.09            (1.87)            2.38
                                                              -------          -------          -------           ------
Total from investment operations                                 0.64             4.18            (1.80)            2.51
                                                              -------          -------          -------           ------
Less dividends and distributions:
Dividends from net investment income                                -            (0.27)           (0.01)           (1.36)
Distributions from net realized capital gains                       -                -            (0.11)           (0.38)
Distributions from capital                                          -                -                -                -
                                                              -------          -------          -------           ------
Total dividends and distributions                                   -            (0.27)           (0.12)           (1.74)
                                                              -------          -------          -------           ------
Net asset value, end of period                                $ 14.78          $ 14.14          $ 10.23           $12.15
                                                              =======          =======          =======           ======
Total Return(a)                                                  4.53%(b)        40.82%          (14.80)%          21.78%
Ratios to Average Net Assets
Gross expenses                                                   1.17%(c)         1.24%            1.54%            1.70%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.12%(c)         0.19%            0.49%            0.65%
Net expenses                                                     1.05%(c)         1.05%            1.05%            1.05%
Net investment income (loss)(d)                                  0.79%(c)         0.75%            0.64%            1.03%
Portfolio Turnover                                                 32%(b)           58%              42%              59%
Net Assets, End of Period (000 omitted)                       $44,926          $48,164          $11,913           $7,079

                                                            Small Cap
                                                          Value/Perkins,
                                                               Wolf,
                                                         McDonnell Fund(1)
                                                         ----------------
                                                             For the
                                                            Year/Period
                                                          Ended December
                                                               31,
                                                         ----------------
                                                               2000
-------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $ 10.00
Income from investment operations
Net investment income (loss)(d)                                  0.34
Net realized and unrealized gain (loss) on investments           2.59
                                                               ------
Total from investment operations                                 2.93
                                                               ------
Less dividends and distributions:
Dividends from net investment income                            (1.55)
Distributions from net realized capital gains                       -
Distributions from capital                                          -
                                                               ------
Total dividends and distributions                               (1.55)
                                                               ------
Net asset value, end of period                                 $11.38
                                                               ======
Total Return(a)                                                 29.22%(b)
Ratios to Average Net Assets
Gross expenses                                                   1.98%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.93%(c)
Net expenses                                                     1.05%(c)
Net investment income (loss)(d)                                  1.69%(c)
Portfolio Turnover                                                102%(b)
Net Assets, End of Period (000 omitted)                        $5,812

                                                           International Blend/Bank of Ireland
                                                                          Fund(3)
                                                         ----------------------------------------
                                                           For the Six      For the Year/Period
                                                           Months Ended     Ended December 31,
                                                          June 30, 2004  ------------------------
                                                           (Unaudited)      2003         2002
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 7.63       $ 6.01       $  7.46
Income from investment operations
Net investment income(d)                                        0.09         0.10          0.08
Net realized and unrealized gain (loss) on investments          0.08         1.63         (1.46)
                                                              ------       ------       -------
Total from investment operations                                0.17         1.73         (1.38)
                                                              ------       ------       -------
Less dividends and distributions:
Dividends from net investment income                               -        (0.11)        (0.07)
Distributions from net realized capital gains                      -            -             -
Distributions from capital                                         -            -             -
                                                              ------       ------       -------
Total dividends and distributions                                  -        (0.11)        (0.07)
                                                              ------       ------       -------
Net asset value, end of period                                $ 7.80       $ 7.63       $  6.01
                                                              ======       ======       =======
Total Return(a)                                                 2.23%(b)    28.79%       (18.50)%
Ratios to Average Net Assets
Gross expenses                                                  2.53%(c)     3.11%         3.19%
Fees and expenses waived or borne by the
 Adviser or Distributor                                         1.48%(c)     2.06%         2.14%
Net expenses                                                    1.05%(c)     1.05%         1.05%
Net investment income(d)                                        2.23%(c)     1.55%         1.13%
Portfolio Turnover                                                 9%(b)       18%           29%
Net Assets, End of Period (000 omitted)                       $3,972       $3,725       $ 2,855

                                                           International Blend/Bank of
                                                                   Ireland Fund(3)
                                                         --------------------------------
                                                            For the Year/Period Ended
                                                                   December 31,
                                                         --------------------------------
                                                              2001            2000
-----------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                         $  9.41          $ 10.00
Income from investment operations
Net investment income(d)                                        0.07            0.07
Net realized and unrealized gain (loss) on investments         (1.94)          (0.46)
                                                             -------          ------
Total from investment operations                               (1.87)          (0.39)
                                                             -------          ------
Less dividends and distributions:
Dividends from net investment income                           (0.08)          (0.11)
Distributions from net realized capital gains                      -               -
Distributions from capital                                         -           (0.09)
                                                             -------          ------
Total dividends and distributions                              (0.08)          (0.20)
                                                             -------          ------
Net asset value, end of period                               $  7.46          $ 9.41
                                                             =======          ======
Total Return(a)                                               (19.85)%         (3.84)%(b)
Ratios to Average Net Assets
Gross expenses                                                  2.55%           2.59%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                         1.50%           1.54%(c)
Net expenses                                                    1.05%           1.05%(c)
Net investment income(d)                                        0.91%           0.69%(c)
Portfolio Turnover                                                12%             27%(b)
Net Assets, End of Period (000 omitted)                      $ 3,466          $4,326

                                                                          TimesSquare/Core Plus Bond Fund
                                                         ------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended         For the Year/Period Ended December 31,
                                                           June 30, 2004  -------------------------------------------------
                                                            (Unaudited)         2003             2002           2001(e)
---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 10.34          $ 10.19       $   9.96           $ 10.27
Income from investment operations
Net investment income(d)                                         0.19(f)          0.43(f)        0.45(f)           0.59(f)
Net realized and unrealized gain (loss) on investments          (0.10)            0.33           0.41              0.29
                                                              -------          -------       --------           -------
Total from investment operations                                 0.09             0.76           0.86              0.88
                                                              -------          -------       --------           -------
Less dividends and distributions:
Dividends from net investment income                            (0.27)           (0.61)         (0.62)            (1.12)
Distributions from net realized capital gains                       -                -          (0.01)            (0.07)
Distributions from capital                                          -                -              -                 -
                                                              -------          -------       --------           -------
Total dividends and distributions                               (0.27)           (0.61)         (0.63)            (1.19)
                                                              -------          -------       --------           -------
Net asset value, end of period                                $ 10.16          $ 10.34       $  10.19           $  9.96
                                                              =======          =======       ========           =======
Total Return(a)                                                  0.81%(b)         7.66%          8.90%             8.80%
Ratios to Average Net Assets
Gross expenses                                                   1.03%(c)         0.95%          0.80%             0.80%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.58%(c)         0.50%          0.35%             0.35%
Net expenses                                                     0.45%(c)         0.45%          0.45%             0.45%
Net investment income(d)                                         4.30%(c)         4.24%          4.48%             5.69%
Portfolio Turnover                                                 82%(b)          194%           396%              351%
Net Assets, End of Period (000 omitted)                       $12,327          $40,472       $101,734           $90,835

                                                         TimesSquare/
                                                          Core Plus
                                                             Bond
                                                            Fund
                                                         -----------
                                                           For the
                                                          Year/Period
                                                            Ended
                                                         December 31,
                                                         ------------
                                                             2000
---------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                       $ 10.00
Income from investment operations
Net investment income(d)                                      0.63
Net realized and unrealized gain (loss) on investments        0.34
                                                           -------
Total from investment operations                              0.97
                                                           -------
Less dividends and distributions:
Dividends from net investment income                         (0.69)
Distributions from net realized capital gains                (0.01)
Distributions from capital                                       -
                                                           -------
Total dividends and distributions                            (0.70)
                                                           -------
Net asset value, end of period                             $ 10.27
                                                           =======
Total Return(a)                                               9.93%
Ratios to Average Net Assets
Gross expenses                                                0.83%
Fees and expenses waived or borne by the
 Adviser or Distributor                                       0.38%
Net expenses                                                  0.45%
Net investment income(d)                                      6.74%
Portfolio Turnover                                             310%
Net Assets, End of Period (000 omitted)                    $83,540

(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(3) Commenced operations on January 24, 2000.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.
(d) Net investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.01 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.07%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
(f) Per share numbers have been calculated using average shares.


The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

FINANCIAL HIGHLIGHTS - PREMIER CLASS

                                                                  Balanced Fund (sub-advised by Wellington Management)(1)
                                                         -----------------------------------------------------------------------
                                                           For the Six
                                                           Months Ended           For the Year/Period Ended December 31,
                                                          June 30, 2004  -------------------------------------------------------
                                                           (Unaudited)      2003          2002        2001(e)         2000
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 9.75       $ 8.39       $  9.67        $10.05         $10.00
Income from investment operations
Net investment income (loss)(d)                                 0.10         0.18          0.22(f)       0.23           0.25
Net realized and unrealized gain (loss) on investments          0.06         1.42         (1.28)        (0.41)          0.09
                                                              ------       ------       -------        ------         ------
Total from investment operations                                0.16         1.60         (1.06)        (0.18)          0.34
                                                              ------       ------       -------        ------         ------
Less dividends and distributions:
Dividends from net investment income                               -        (0.24)        (0.22)        (0.20)         (0.29)
                                                              ------       ------       -------        ------         ------
Total dividends and distributions                                  -        (0.24)        (0.22)        (0.20)         (0.29)
                                                              ------       ------       -------        ------         ------
Net asset value, end of period                                $ 9.91       $ 9.75       $  8.39        $ 9.67         $10.05
                                                              ======       ======       =======        ======         ======
Total Return(a)                                                 1.64%(b)    19.08%       (10.97)%       (1.78)%         3.41%(b)
Ratios to Average Net Assets
Gross expenses                                                  1.76%(c)     2.03%         1.98%         1.92%          1.96%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                         0.76%(c)     1.03%         0.98%         0.92%          0.96%(c)
Net expenses                                                    1.00%(c)     1.00%         1.00%         1.00%          1.00%(c)
Net investment income (loss)(d)                                 1.99%(c)     2.14%         2.40%         2.32%          2.58%(c)
Portfolio Turnover                                                18%(b)       50%           56%          104%            67%(b)
Net Assets, End of Period (000 omitted)                       $6,798       $5,569       $ 4,429        $4,786         $4,964

                                                                      Large Cap Growth/Morgan Stanley Fund(1)
                                                         ---------------------------------------------------------------
                                                             For the Six
                                                            Months Ended        For the Year/Period Ended December 31,
                                                            June 30, 2004   ---------------------------------------------
                                                             (Unaudited)        2003          2002            2001
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                            $ 6.66        $ 5.36         $  7.41         $  8.71
Income from investment operations
Net investment income (loss)(d)                                     (A)         0.01              (A)          (0.01)(f)
Net realized and unrealized gain (loss) on investments            0.16          1.29           (2.05)          (1.29)
                                                                ------        ------         -------         -------
Total from investment operations                                  0.16          1.30           (2.05)          (1.30)
                                                                ------        ------         -------         -------
Less dividends and distributions:
Dividends from net investment income                                 -            (A)              -               -
                                                                ------        ------         -------         -------
Total dividends and distributions                                    -             -               -               -
                                                                ------        ------         -------         -------
Net asset value, end of period                                  $ 6.82        $ 6.66         $  5.36         $  7.41
                                                                ======        ======         =======         =======
Total Return(a)                                                   2.40%(b)     24.34%         (27.67)%        (14.93)%
Ratios to Average Net Assets
Gross expenses                                                    1.97%(c)      2.27%           2.38%           2.38%
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.97%(c)      1.27%           1.38%           1.38%
Net expenses                                                      1.00%(c)      1.00%           1.00%           1.00%
Net investment income (loss)(d)                                  (0.01)%(c)     0.13%           0.01%          (0.15)%
Portfolio Turnover                                                  72%(b)       131%            149%             91%
Net Assets, End of Period (000 omitted)                         $4,893        $4,708         $ 3,140         $ 3,984

                                                              Large Cap
                                                            Growth/Morgan
                                                            Stanley Fund(1)
                                                         -------------------
                                                         For the Year/Period
                                                                Ended
                                                            December 31,
                                                         -------------------
                                                                 2000
----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                            $ 10.00
Income from investment operations
Net investment income (loss)(d)                                   (0.03)
Net realized and unrealized gain (loss) on investments            (1.26)
                                                                -------
Total from investment operations                                  (1.29)
                                                                -------
Less dividends and distributions:
Dividends from net investment income                                  -
                                                                -------
Total dividends and distributions                                     -
                                                                -------
Net asset value, end of period                                  $  8.71
                                                                =======
Total Return(a)                                                  (12.90)%(b)
Ratios to Average Net Assets
Gross expenses                                                     1.99%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                            0.99%(c)
Net expenses                                                       1.00%(c)
Net investment income (loss)(d)                                   (0.31)%(c)
Portfolio Turnover                                                   75%(b)
Net Assets, End of Period (000 omitted)                         $ 4,377

                                                           Large Cap Value/John A. Levin & Co. Fund(1)
                                                         ---------------------------------------------
                                                           For the Six     For the Year/Period Ended
                                                           Months Ended           December 31,
                                                          June 30, 2004  -----------------------------
                                                           (Unaudited)         2003           2002
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 9.41          $ 7.40         $ 10.22
Income from investment operations
Net investment income(d)                                        0.05            0.08(f)         0.06
Net realized and unrealized gain (loss) on investments          0.30            2.03           (2.82)
                                                              ------          ------         -------
Total from investment operations                                0.35            2.11           (2.76)
                                                              ------          ------         -------
Less dividends and distributions:
Dividends from net investment income                               -           (0.10)          (0.06)
Distributions from net realized capital gains                      -               -               -
                                                              ------          ------         -------
Total dividends and distributions                                  -           (0.10)          (0.06)
                                                              ------          ------         -------
Net asset value, end of period                                $ 9.76          $ 9.41         $  7.40
                                                              ======          ======         =======
Total Return(a)                                                 3.72%(b)       28.47%         (26.97)%
Ratios to Average Net Assets
Gross expenses                                                  1.51%(c)        1.71%           1.68%
Fees and expenses waived or borne by the
 Adviser or Distributor                                         0.51%(c)        0.71%           0.68%
Net expenses                                                    1.00%(c)        1.00%           1.00%
Net investment income(d)                                        1.04%(c)        1.04%           0.99%
Portfolio Turnover                                                45%(b)          89%             44%
Net Assets, End of Period (000 omitted)                       $9,428          $9,905         $ 5,780

                                                          Large Cap Value/John A. Levin &
                                                                     Co. Fund(1)
                                                         ---------------------------------
                                                         For the Year/Period Ended December
                                                                        31,
                                                         ---------------------------------
                                                               2001             2000
------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.83           $10.00
Income from investment operations
Net investment income(d)                                         0.13(f)          0.10
Net realized and unrealized gain (loss) on investments          (0.61)            1.28
                                                               ------           ------
Total from investment operations                                (0.48)            1.38
                                                               ------           ------
Less dividends and distributions:
Dividends from net investment income                            (0.13)           (0.55)
Distributions from net realized capital gains                       -                -
                                                               ------           ------
Total dividends and distributions                               (0.13)           (0.55)
                                                               ------           ------
Net asset value, end of period                                 $10.22           $10.83
                                                               ======           ======
Total Return(a)                                                 (4.39)%          13.78%(b)
Ratios to Average Net Assets
Gross expenses                                                   1.67%            1.75%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.67%            0.75%(c)
Net expenses                                                     1.00%            1.00%(c)
Net investment income(d)                                         0.89%            0.85%(c)
Portfolio Turnover                                                 45%              62%(b)
Net Assets, End of Period (000 omitted)                        $6,657           $5,842

                                                                        S&P 500[RegTM] Index Fund(2)
                                                         --------------------------------------------------------
                                                            For the Six
                                                           Months Ended    For the Year/Period Ended December 31,
                                                           June 30, 2004  ----------------------------------------
                                                            (Unaudited)      2003         2002          2001
------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $  6.83       $ 5.38       $  7.01       $  8.11
Income from investment operations
Net investment income(d)                                         0.03(f)      0.07          0.08          0.08
Net realized and unrealized gain (loss) on investments           0.19         1.46         (1.64)        (1.07)
                                                              -------       ------       -------       -------
Total from investment operations                                 0.22         1.53         (1.56)        (0.99)
                                                              -------       ------       -------       -------
Less dividends and distributions:
Dividends from net investment income                            (0.02)       (0.08)        (0.07)        (0.11)
Distributions from net realized capital gains                       -            -             -            (A)
                                                              -------       ------       -------       -------
Total dividends and distributions                               (0.02)       (0.08)        (0.07)        (0.11)
                                                              -------       ------       -------       -------
Net asset value, end of period                                $  7.03       $ 6.83       $  5.38       $  7.01
                                                              =======       ======       =======       =======
Total Return(a)                                                  3.29%(b)    28.48%       (22.24)%      (12.20)%
Ratios to Average Net Assets
Gross expenses                                                   0.62%(c)     0.63%         0.63%         0.64%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.27%(c)     0.28%         0.28%         0.29%
Net expenses                                                     0.35%(c)     0.35%         0.35%         0.35%
Net investment income(d)                                         1.11%(c)     1.34%         1.25%         1.59%
Portfolio Turnover                                                  1%(b)        2%            4%            2%
Net Assets, End of Period (000 omitted)                       $10,482       $9,092       $ 2,561       $ 2,596

                                                           S&P 500[RegTM]
                                                            Index Fund(2)
                                                         ------------------
                                                         For the Year/Period
                                                                Ended
                                                            December 31,
                                                         ------------------
                                                                2000
---------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                            $10.00
Income from investment operations
Net investment income(d)                                          0.15
Net realized and unrealized gain (loss) on investments           (0.82)
                                                                ------
Total from investment operations                                 (0.67)
                                                                ------
Less dividends and distributions:
Dividends from net investment income                             (0.25)
Distributions from net realized capital gains                    (0.97)
                                                                ------
Total dividends and distributions                                (1.22)
                                                                ------
Net asset value, end of period                                  $ 8.11
                                                                ======
Total Return(a)                                                  (7.64)%(b)
Ratios to Average Net Assets
Gross expenses                                                    0.58%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.23%(c)
Net expenses                                                      0.35%(c)
Net investment income(d)                                          1.36%(c)
Portfolio Turnover                                                   9%(b)
Net Assets, End of Period (000 omitted)                         $  846

(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(A) Less than $0.01 per share.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.
(d) Net investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.01 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.04%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
(f) Per share numbers have been calculated using average shares.


     The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

FINANCIAL HIGHLIGHTS - PREMIER CLASS continued

                                                                  Small Cap Growth/TimesSquare Fund(2)
                                                         ----------------------------------------------------
                                                             For the Six        For the Year/Period Ended
                                                            Months Ended               December 31,
                                                            June 30, 2004   ---------------------------------
                                                             (Unaudited)          2003             2002
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $  11.02           $  8.12          $  9.97
Income from investment operations
Net investment income (loss)(d)                                  (0.05)            (0.11)(f)        (0.09)(f)
Net realized and unrealized gain (loss) on investments            0.42              3.16            (1.76)
                                                              --------           -------          -------
Total from investment operations                                  0.37              3.05            (1.85)
                                                              --------           -------          -------
Less dividends and distributions:
Dividends from net investment income                                 -             (0.12)               -
Distributions from net realized capital gains                        -             (0.03)               -
Distributions from capital                                           -                 -                -
                                                              --------           -------          -------
Total dividends and distributions                                    -             (0.15)               -
                                                              --------           -------          -------
Net asset value, end of period                                $  11.39           $ 11.02          $  8.12
                                                              ========           =======          =======
Total Return(a)                                                   3.36%(b)         37.53%          (18.56)%
Ratios to Average Net Assets
Gross expenses                                                    1.28%(c)          1.32%            1.65%
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.03%(c)          0.07%            0.40%
Net expenses                                                      1.25%(c)          1.25%            1.25%
Net investment income (loss)(d)                                  (1.02)%(c)        (1.06)%          (1.06)%
Portfolio Turnover                                                  31%(b)            61%              57%
Net Assets, End of Period (000 omitted)                       $101,621           $67,375          $ 5,482

                                                          Small Cap Growth/TimesSquare
                                                                      Fund(2)
                                                         ------------------------------
                                                           For the Year/Period Ended
                                                                  December 31,
                                                         ------------------------------
                                                             2001            2000
---------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                        $10.98          $10.00
Income from investment operations
Net investment income (loss)(d)                              (0.08)          (0.02)
Net realized and unrealized gain (loss) on investments       (0.93)           1.15
                                                            ------          ------
Total from investment operations                             (1.01)           1.13
                                                            ------          ------
Less dividends and distributions:
Dividends from net investment income                             -           (0.10)
Distributions from net realized capital gains                    -               -
Distributions from capital                                       -           (0.05)
                                                            ------          ------
Total dividends and distributions                                -           (0.15)
                                                            ------          ------
Net asset value, end of period                              $ 9.97          $10.98
                                                            ======          ======
Total Return(a)                                              (9.20)%         11.26%(b)
Ratios to Average Net Assets
Gross expenses                                                1.95%           2.01%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                       0.70%           0.76%(c)
Net expenses                                                  1.25%           1.25%(c)
Net investment income (loss)(d)                              (0.87)%         (0.32)%(c)
Portfolio Turnover                                             160%            140%(b)
Net Assets, End of Period (000 omitted)                     $6,370          $6,640

                                                                   Small Cap Value/Perkins, Wolf, McDonnell Fund(1)
                                                         -------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended          For the Year/Period Ended December 31,
                                                           June 30, 2003  ---------------------------------------------------
                                                            (Unaudited)         2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 14.07          $ 10.19          $ 12.12           $11.37
Income from investment operations
Net investment income (loss)(d)                                  0.03             0.06(f)          0.05(f)          0.10(f)
Net realized and unrealized gain (loss) on investments           0.60             4.07            (1.86)            2.37
                                                              -------          -------          -------           ------
Total from investment operations                                 0.63             4.13            (1.81)            2.47
                                                              -------          -------          -------           ------
Less dividends and distributions:
Dividends from net investment income                                -            (0.25)           (0.01)           (1.34)
Distributions from net realized capital gains                       -                -            (0.11)           (0.38)
Distributions from capital                                          -                -                -                -
                                                              -------          -------          -------           ------
Total dividends and distributions                                   -            (0.25)           (0.12)           (1.72)
                                                              -------          -------          -------           ------
Net asset value, end of period                                $ 14.70          $ 14.07          $ 10.19           $12.12
                                                              =======          =======          =======           ======
Total Return(a)                                                  4.48%(b)        40.53%          (14.97)%          21.53%
Ratios to Average Net Assets
Gross expenses                                                   1.37%(c)         1.45%            1.74%            1.90%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.12%(c)         0.20%            0.49%            0.65%
Net expenses                                                     1.25%(c)         1.25%            1.25%            1.25%
Net investment income (loss)(d)                                  0.56%(c)         0.54%            0.47%            0.82%
Portfolio Turnover                                                 32%(b)           58%              42%              59%
Net Assets, End of Period (000 omitted)                       $50,691          $33,318          $10,934           $8,125

                                                            Small Cap
                                                          Value/Perkins,
                                                               Wolf,
                                                         McDonnell Fund(1)
                                                         ----------------
                                                             For the
                                                            Year/Period
                                                          Ended December
                                                               31,
                                                         ----------------
                                                                2000
-------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.00
Income from investment operations
Net investment income (loss)(d)                                  0.32
Net realized and unrealized gain (loss) on investments           2.59
                                                               ------
Total from investment operations                                 2.91
                                                               ------
Less dividends and distributions:
Dividends from net investment income                            (1.54)
Distributions from net realized capital gains                       -
Distributions from capital                                          -
                                                               ------
Total dividends and distributions                               (1.54)
                                                               ------
Net asset value, end of period                                 $11.37
                                                               ======
Total Return(a)                                                 28.96%(b)
Ratios to Average Net Assets
Gross expenses                                                   2.18%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.93%(c)
Net expenses                                                     1.25%(c)
Net investment income (loss)(d)                                  1.49%(c)
Portfolio Turnover                                                102%(b)
Net Assets, End of Period (000 omitted)                        $6,178

                                                           International Blend/Bank of Ireland
                                                                          Fund(3)
                                                         ----------------------------------------
                                                           For the Six      For the Year/Period
                                                           Months Ended     Ended December 31,
                                                          June 30, 2004  ------------------------
                                                           (Unaudited)      2003         2002
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 7.62       $ 6.00       $  7.45
Income from investment operations
Net investment income(d)                                        0.08         0.09          0.06
Net realized and unrealized gain (loss) on investments          0.08         1.62         (1.46)
                                                              ------       ------       -------
Total from investment operations                                0.16         1.71         (1.40)
                                                              ------       ------       -------
Less dividends and distributions:
Dividends from net investment income                               -        (0.09)        (0.05)
Distributions from net realized capital gains                      -            -             -
Distributions from capital                                         -            -             -
                                                              ------       ------       -------
Total dividends and distributions                                  -        (0.09)        (0.05)
                                                              ------       ------       -------
Net asset value, end of period                                $ 7.78       $ 7.62       $  6.00
                                                              ======       ======       =======
Total Return(a)                                                 2.10%(b)    28.56%       (18.76)%
Ratios to Average Net Assets
Gross expenses                                                  2.73%(c)     3.36%         3.44%
Fees and expenses waived or borne by the
 Adviser or Distributor                                         1.48%(c)     2.11%         2.19%
Net expenses                                                    1.25%(c)     1.25%         1.25%
Net investment income(d)                                        2.04%(c)     1.35%         0.95%
Portfolio Turnover                                                 9%(b)       18%           29%
Net Assets, End of Period (000 omitted)                       $5,834       $5,317       $ 4,059

                                                           International Blend/Bank of
                                                                   Ireland Fund(3)
                                                         --------------------------------
                                                            For the Year/Period Ended
                                                                   December 31,
                                                         --------------------------------
                                                              2001             2000
-----------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                         $  9.39          $10.00
Income from investment operations
Net investment income(d)                                        0.05            0.04
Net realized and unrealized gain (loss) on investments         (1.93)          (0.45)
                                                             -------          ------
Total from investment operations                               (1.88)          (0.41)
                                                             -------          ------
Less dividends and distributions:
Dividends from net investment income                           (0.06)          (0.11)
Distributions from net realized capital gains                      -               -
Distributions from capital                                         -           (0.09)
                                                             -------          ------
Total dividends and distributions                              (0.06)          (0.20)
                                                             -------          ------
Net asset value, end of period                               $  7.45          $ 9.39
                                                             =======          ======
Total Return(a)                                               (19.98)%         (4.09)%(b)
Ratios to Average Net Assets
Gross expenses                                                  2.80%           2.84%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                         1.55%           1.59%(c)
Net expenses                                                    1.25%           1.25%(c)
Net investment income(d)                                        0.65%           0.49%(c)
Portfolio Turnover                                                12%             27%(b)
Net Assets, End of Period (000 omitted)                      $ 4,739          $5,001

                                                                          TimesSquare/Core Plus Bond Fund(2)
                                                         ------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended         For the Year/Period Ended December 31,
                                                           June 30, 2004  --------------------------------------------------
                                                            (Unaudited)          2003            2002            2001(e)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.30           $ 10.16         $ 9.95           $10.28
Income from investment operations
Net investment income(d)                                         0.19(f)          0.39(f)         0.43(f)          0.50(f)
Net realized and unrealized gain (loss) on investments          (0.13)            0.34            0.38             0.34
                                                               ------           ------          ------           ------
Total from investment operations                                 0.06             0.73            0.81             0.84
                                                               ------           ------          ------           ------
Less dividends and distributions:
Dividends from net investment income                            (0.27)           (0.59)          (0.59)           (1.10)
Distributions from net realized capital gains                       -                -           (0.01)           (0.07)
Distributions from capital                                          -                -               -                -
                                                               ------           ------          ------           ------
Total dividends and distributions                               (0.27)           (0.59)          (0.60)           (1.17)
                                                               ------           ------          ------           ------
Net asset value, end of period                                 $10.09           $10.30          $10.16           $ 9.95
                                                               ======           ======          ======           ======
Total Return(a)                                                  0.52%(b)         7.31%           8.44%            8.36%
Ratios to Average Net Assets
Gross expenses                                                   1.51%(c)         1.35%           1.20%            1.20%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.67%(c)         0.50%           0.35%            0.35%
Net expenses                                                     0.84%(c)         0.85%           0.85%            0.85%
Net investment income(d)                                         3.96%(c)         4.04%           4.41%            5.15%
Portfolio Turnover                                                 82%(b)          194%            396%             351%
Net Assets, End of Period (000 omitted)                        $3,697           $2,515          $1,186           $ 462

                                                         TimesSquare/Core
                                                             Plus Bond
                                                              Fund(2)
                                                         ----------------
                                                             For the
                                                            Year/Period
                                                          Ended December
                                                               31,
                                                         ----------------
                                                                2000
-------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.00
Income from investment operations
Net investment income(d)                                         0.57
Net realized and unrealized gain (loss) on investments           0.40
                                                               ------
Total from investment operations                                 0.97
                                                               ------
Less dividends and distributions:
Dividends from net investment income                            (0.68)
Distributions from net realized capital gains                   (0.01)
Distributions from capital                                          -
                                                               ------
Total dividends and distributions                               (0.69)
                                                               ------
Net asset value, end of period                                 $10.28
                                                               ======
Total Return(a)                                                  9.92%(b)
Ratios to Average Net Assets
Gross expenses                                                   1.23%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.38%(c)
Net expenses                                                     0.85%(c)
Net investment income(d)                                         6.34%(c)
Portfolio Turnover                                                310%(b)
Net Assets, End of Period (000 omitted)                        $  128

(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(3) Commenced operations on January 24, 2000.
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.
(d) Net investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.01 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.06%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
(f) Per share numbers have been calculated using average shares.


The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

FINANCIAL HIGHLIGHTS - RETAIL CLASS

                                                                  Balanced Fund (sub-advised by Wellington Management)(1)
                                                         -----------------------------------------------------------------------
                                                           For the Six
                                                           Months Ended           For the Year/Period Ended December 31,
                                                          June 30, 2004  -------------------------------------------------------
                                                           (Unaudited)      2003          2002         2001(e)         2000
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 9.71       $ 8.36       $  9.64        $10.04         $10.00
Income from investment operations
Net investment income (loss)(d)                                 0.09         0.17          0.19(f)       0.21           0.17
Net realized and unrealized gain (loss) on investments          0.06         1.40         (1.27)        (0.42)          0.16
                                                              ------       ------       -------        ------         ------
Total from investment operations                                0.15         1.57         (1.08)        (0.21)          0.33
                                                              ------       ------       -------        ------         ------
Less dividends and distributions:
Dividends from net investment income                               -        (0.22)        (0.20)        (0.19)         (0.29)
                                                              ------       ------       -------        ------         ------
Total dividends and distributions                                  -        (0.22)        (0.20)         0.19)         (0.29)
                                                              ------       ------       -------        ------         ------
Net asset value, end of period                                $ 9.86       $ 9.71       $   8.36       $ 9.64         $10.04
                                                              ======       ======       =======        ======         ======
Total Return(a)                                                 1.54%(b)    18.79%       (11.17)%       (2.14)%         3.25%(b)
Ratios to Average Net Assets
Gross expenses                                                  1.97%(c)     2.28%         2.23%         2.17%          2.21%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                         0.76%(c)     1.03%         0.98%         0.92%          0.96%(c)
Net expenses                                                    1.21%(c)     1.25%         1.25%         1.25%          1.25%(c)
Net investment income (loss)(d)                                 1.78%(c)     1.91%         2.16%         2.07%          2.33%(c)
Portfolio Turnover                                                18%(b)       50%           56%          104%            67%(b)
Net Assets, End of Period (000 omitted)                       $6,450       $6,103       $ 4,542        $3,523         $2,180

                                                                      Large Cap Growth/Morgan Stanley Fund(1)
                                                         ---------------------------------------------------------------
                                                             For the Six
                                                            Months Ended        For the Year/Period Ended December 31,
                                                            June 30, 2004   --------------------------------------------
                                                             (Unaudited)         2003         2002            2001
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                            $ 6.60          $ 5.32       $  7.37         $  8.69
Income from investment operations
Net investment income (loss)(d)                                  (0.01)          (0.01)           (A)          (0.03)(f)
Net realized and unrealized gain (loss) on investments            0.16            1.29         (2.05)          (1.29)
                                                                ------          ------       -------         -------
Total from investment operations                                  0.15            1.28         (2.05)          (1.32)
                                                                ------          ------       -------         -------
Less dividends and distributions:
Dividends from net investment income                                 -               -             -               -
                                                                ------          ------       -------         -------
Total dividends and distributions                                    -               -             -               -
                                                                ------          ------       -------         -------
Net asset value, end of period                                  $ 6.75          $ 6.60       $  5.32         $  7.37
                                                                ======          ======       =======         =======
Total Return(a)                                                   2.27%(b)       24.06%       (27.82)%        (15.19)%
Ratios to Average Net Assets
Gross expenses                                                    2.17%(c)        2.52%         2.63%           2.63%
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.97%(c)        1.27%         1.38%           1.38%
Net expenses                                                      1.20%(c)        1.25%         1.25%           1.25%
Net investment income (loss)(d)                                  (0.22)%(c)      (0.12)%       (0.20)%         (0.39)%
Portfolio Turnover                                                  72%(b)         131%          149%             91%
Net Assets, End of Period (000 omitted)                         $7,590          $6,353       $ 4,311         $ 3,086

                                                              Large Cap
                                                            Growth/Morgan
                                                            Stanley Fund(1)
                                                         -------------------
                                                         For the Year/Period
                                                                Ended
                                                            December 31,
                                                         -------------------
                                                                 2000
----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                            $ 10.00
Income from investment operations
Net investment income (loss)(d)                                   (0.04)
Net realized and unrealized gain (loss) on investments            (1.27)
                                                                -------
Total from investment operations                                  (1.31)
                                                                -------
Less dividends and distributions:
Dividends from net investment income                                  -
                                                                -------
Total dividends and distributions                                     -
                                                                -------
Net asset value, end of period                                  $  8.69
                                                                =======
Total Return(a)                                                  (13.10)%(b)
Ratios to Average Net Assets
Gross expenses                                                     2.24%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                            0.99%(c)
Net expenses                                                       1.25%(c)
Net investment income (loss)(d)                                   (0.56)%(c)
Portfolio Turnover                                                   75%(b)
Net Assets, End of Period (000 omitted)                         $ 2,107

                                                           Large Cap Value/John A. Levin & Co. Fund(1)
                                                         ---------------------------------------------
                                                           For the Six     For the Year/Period Ended
                                                           Months Ended           December 31,
                                                          June 30, 2004  -----------------------------
                                                           (Unaudited)         2003           2002
------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                         $  9.37          $ 7.37         $ 10.19
Income from investment operations
Net investment income(d)                                        0.04            0.07(f)         0.06
Net realized and unrealized gain (loss) on investments          0.30            2.00           (2.83)
                                                             -------          ------         -------
Total from investment operations                                0.34            2.07           (2.77)
                                                             -------          ------         -------
Less dividends and distributions:
Dividends from net investment income                               -           (0.07)          (0.05)
Distributions from net realized capital gains                      -               -               -
                                                             -------          ------         -------
Total dividends and distributions                                  -           (0.07)          (0.05)
                                                             -------          ------         -------
Net asset value, end of period                               $  9.71          $ 9.37         $  7.37
                                                             =======          ======         =======
Total Return(a)                                                 3.63%(b)       28.09%         (27.17)%
Ratios to Average Net Assets
Gross expenses                                                  1.72%(c)        1.95%           1.93%
Fees and expenses waived or borne by the
 Adviser or Distributor                                         0.51%(c)        0.70%           0.68%
Net expenses                                                    1.21%(c)        1.25%           1.25%
Net investment income(d)                                        0.84%(c)        0.82%           0.80%
Portfolio Turnover                                                45%(b)          89%             44%
Net Assets, End of Period (000 omitted)                      $12,353          $9,937         $ 6,438

                                                          Large Cap Value/John A. Levin &
                                                                     Co. Fund(1)
                                                         ---------------------------------
                                                         For the Year/Period Ended December
                                                                        31,
                                                         ---------------------------------
                                                                2001             2000
------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.81           $10.00
Income from investment operations
Net investment income(d)                                         0.06(f)          0.07
Net realized and unrealized gain (loss) on investments          (0.56)            1.28
                                                               ------           ------
Total from investment operations                                (0.50)            1.35
                                                               ------           ------
Less dividends and distributions:
Dividends from net investment income                            (0.12)           (0.54)
Distributions from net realized capital gains                       -                -
                                                               ------           ------
Total dividends and distributions                               (0.12)           (0.54)
                                                               ------           ------
Net asset value, end of period                                 $10.19           $10.81
                                                               ======           ======
Total Return(a)                                                 (4.61)%          13.52%(b)
Ratios to Average Net Assets
Gross expenses                                                   1.92%            2.00%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.67%            0.75%(c)
Net expenses                                                     1.25%            1.25%(c)
Net investment income(d)                                         0.64%            0.60%(c)
Portfolio Turnover                                                 45%              62%(b)
Net Assets, End of Period (000 omitted)                        $4,406           $1,934

                                                                        S&P 500[RegTM] Index Fund(2)
                                                         --------------------------------------------------------
                                                            For the Six
                                                           Months Ended    For the Year/Period Ended December 31,
                                                           June 30, 2004  ---------------------------------------
                                                            (Unaudited)      2003         2002          2001
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $  6.78      $  5.35       $  6.99       $  8.09
Income from investment operations
Net investment income(d)                                         0.03(f)      0.07          0.06          0.09
Net realized and unrealized gain (loss) on investments           0.18         1.43         (1.64)        (1.09)
                                                              -------      -------       -------       -------
Total from investment operations                                 0.21         1.50         (1.58)        (1.00)
                                                              -------      -------       -------       -------
Less dividends and distributions:
Dividends from net investment income                            (0.02)       (0.07)        (0.06)        (0.10)
Distributions from net realized capital gains                       -            -             -            (A)
                                                              -------      -------       -------       -------
Total dividends and distributions                               (0.02)       (0.07)        (0.06)        (0.10)
                                                              -------      -------       -------       -------
Net asset value, end of period                                $  6.97      $  6.78       $  5.35       $  6.99
                                                              =======      =======       =======       =======
Total Return(a)                                                  3.17%(b)    27.97%       (22.59)%      (12.41)%
Ratios to Average Net Assets
Gross expenses                                                   0.83%(c)     0.88%         0.88%         0.89%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.27%(c)     0.28%         0.28%         0.29%
Net expenses                                                     0.56%(c)     0.60%         0.60%         0.60%
Net investment income(d)                                         0.91%(c)     1.08%         1.02%         1.27%
Portfolio Turnover                                                  1%(b)        2%            4%            2%
Net Assets, End of Period (000 omitted)                       $53,638      $45,252       $23,279       $18,905

                                                           S&P 500[RegTM]
                                                             Index Fund(2)
                                                         ------------------
                                                         For the Year/Period
                                                                Ended
                                                            December 31,
                                                         ------------------
                                                                2000
----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $ 10.00
Income from investment operations
Net investment income(d)                                          0.13
Net realized and unrealized gain (loss) on investments           (0.83)
                                                               -------
Total from investment operations                                 (0.70)
                                                               -------
Less dividends and distributions:
Dividends from net investment income                             (0.24)
Distributions from net realized capital gains                    (0.97)
                                                               -------
Total dividends and distributions                                (1.21)
                                                               -------
Net asset value, end of period                                 $  8.09
                                                               =======
Total Return(a)                                                  (7.94)%(b)
Ratios to Average Net Assets
Gross expenses                                                    0.83%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.23%(c)
Net expenses                                                      0.60%(c)
Net investment income(d)                                          1.11%(c)
Portfolio Turnover                                                   9%(b)
Net Assets, End of Period (000 omitted)                        $10,427

(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(A) Less than $0.01 per share
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.
(d) Net investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was an increase of $0.02 per share. The effect to the ratio of net investment income to average net assets was an increase of 0.05%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
(f) Per share numbers have been calculated using average shares.


     The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

FINANCIAL HIGHLIGHTS - RETAIL CLASS continued

                                                                  Small Cap Growth/TimesSquare Fund(2)
                                                         ----------------------------------------------------
                                                             For the Six        For the Year/Period Ended
                                                            Months Ended               December 31,
                                                            June 30, 2004   ---------------------------------
                                                             (Unaudited)          2003             2002
-------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $ 10.94           $  8.07          $  9.93
Income from investment operations
Net investment income (loss)(d)                                  (0.06)            (0.12)(f)        (0.11)(f)
Net realized and unrealized gain (loss) on investments            0.42              3.11            (1.75)
                                                               -------           -------          -------
Total from investment operations                                  0.36              2.99            (1.86)
                                                               -------           -------          -------
Less dividends and distributions:
Dividends from net investment income                                 -             (0.09)               -
Distributions from net realized capital gains                        -             (0.03)               -
Distributions from capital                                           -                 -                -
                                                               -------           -------          -------
Total dividends and distributions                                    -             (0.12)               -
                                                               -------           -------          --------
Net asset value, end of period                                 $ 11.30           $ 10.94          $  8.07
                                                               =======           =======          =======
Total Return(a)                                                   3.29%(b)         37.02%          (18.73)%
Ratios to Average Net Assets
Gross expenses                                                    1.53%(c)          1.57%            1.90%
Fees and expenses waived or borne by the
 Adviser or Distributor                                           0.03%(c)          0.07%            0.40%
Net expenses                                                      1.50%(c)          1.50%            1.50%
Net investment income (loss)(d)                                  (1.27)%(c)        (1.31)%          (1.30)%
Portfolio Turnover                                                  31%(b)            61%              57%
Net Assets, End of Period (000 omitted)                        $12,179           $10,666          $ 6,507

                                                          Small Cap Growth/TimesSquare
                                                                      Fund(2)
                                                         ------------------------------
                                                           For the Year/Period Ended
                                                                  December 31,
                                                         ------------------------------
                                                             2001            2000
---------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                        $10.96          $10.00
Income from investment operations
Net investment income (loss)(d)                              (0.07)          (0.04)
Net realized and unrealized gain (loss) on investments       (0.96)           1.14
                                                            ------          ------
Total from investment operations                             (1.03)           1.10
                                                            ------          ------
Less dividends and distributions:
Dividends from net investment income                             -           (0.09)
Distributions from net realized capital gains                    -               -
Distributions from capital                                       -           (0.05)
                                                            ------          ------
Total dividends and distributions                                -           (0.14)
                                                            ------          ------
Net asset value, end of period                              $ 9.93          $10.96
                                                            ======          ======
Total Return(a)                                              (9.40)%         11.00%(b)
Ratios to Average Net Assets
Gross expenses                                                2.18%           2.26%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                       0.68%           0.76%(c)
Net expenses                                                  1.50%           1.50%(c)
Net investment income (loss)(d)                              (1.14)%         (0.57)%(c)
Portfolio Turnover                                             160%            140%(b)
Net Assets, End of Period (000 omitted)                     $4,892          $2,905

                                                                   Small Cap Value/Perkins, Wolf, McDonnell Fund(1)
                                                         -------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended          For the Year/Period Ended December 31,
                                                           June 30, 2004  ---------------------------------------------------
                                                            (Unaudited)         2003             2002              2001
-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 13.98          $ 10.14          $ 12.07           $ 11.34
Income from investment operations
Net investment income (loss)(d)                                  0.03             0.03(f)          0.03(f)          0.07(f)
Net realized and unrealized gain (loss) on investments           0.57             4.03            (1.85)            2.36
                                                              -------          -------          -------           ------
Total from investment operations                                 0.60             4.06            (1.82)            2.43
                                                              -------          -------          -------           ------
Less dividends and distributions:
Dividends from net investment income                                -            (0.22)               -            (1.32)
Distributions from net realized capital gains                       -                -            (0.11)           (0.38)
Distributions from capital                                          -                -                -                -
                                                              -------          -------          -------           ------
Total dividends and distributions                                   -            (0.22)           (0.11)           (1.70)
                                                              -------          -------          -------           ------
Net asset value, end of period                                $ 14.58          $ 13.98          $ 10.14           $12.07
                                                              =======          =======          =======           ======
Total Return(a)                                                  4.29%(b)        40.07%          (15.18)%          21.28%
Ratios to Average Net Assets
Gross expenses                                                   1.62%(c)         1.70%            1.99%            2.15%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.12%(c)         0.20%            0.49%            0.65%
Net expenses                                                     1.50%(c)         1.50%            1.50%            1.50%
Net investment income (loss)(d)                                  0.31%(c)         0.23%            0.24%            0.58%
Portfolio Turnover                                                 32%(b)           58%              42%              59%
Net Assets, End of Period (000 omitted)                       $35,504          $29,297          $13,130           $6,226

                                                            Small Cap
                                                          Value/Perkins,
                                                               Wolf,
                                                         McDonnell Fund(1)
                                                         -----------------
                                                             For the
                                                            Year/Period
                                                          Ended December
                                                               31,
                                                         ----------------
                                                                2000
-------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.00
Income from investment operations
Net investment income (loss)(d)                                  0.27
Net realized and unrealized gain (loss) on investments           2.60
                                                               ------
Total from investment operations                                 2.87
                                                               ------
Less dividends and distributions:
Dividends from net investment income                            (1.53)
Distributions from net realized capital gains                       -
Distributions from capital                                          -
                                                               ------
Total dividends and distributions                               (1.53)
                                                               ------
Net asset value, end of period                                 $11.34
                                                               ======
Total Return(a)                                                 28.60%(b)
Ratios to Average Net Assets
Gross expenses                                                   2.43%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.93%(c)
Net expenses                                                     1.50%(c)
Net investment income (loss)(d)                                  1.24%(c)
Portfolio Turnover                                                102%(b)
Net Assets, End of Period (000 omitted)                        $1,973

                                                           International Blend/Bank of Ireland
                                                                          Fund(3)
                                                         ----------------------------------------
                                                           For the Six      For the Year/Period
                                                           Months Ended     Ended December 31,
                                                          June 30, 2004  ------------------------
                                                           (Unaudited)      2003         2002
-------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                          $ 7.55       $ 5.95       $  7.42
Income from investment operations
Net investment income(d)                                        0.07         0.06          0.04
Net realized and unrealized gain (loss) on investments          0.09         1.62         (1.47)
                                                              ------       ------       -------
Total from investment operations                                0.16         1.68         (1.43)
                                                              ------       ------       -------
Less dividends and distributions:
Dividends from net investment income                               -        (0.08)        (0.04)
Distributions from net realized capital gains                      -            -             -
Distributions from capital                                         -            -             -
                                                              ------       ------       -------
Total dividends and distributions                                  -        (0.08)        (0.04)
                                                              ------       ------       -------
Net asset value, end of period                                $ 7.71       $ 7.55       $  5.95
                                                              ======       ======       =======
Total Return(a)                                                 2.12%(b)    28.22%       (19.23)%
Ratios to Average Net Assets
Gross expenses                                                  2.94%(c)     3.61%         3.69%
Fees and expenses waived or borne by the
 Adviser or Distributor                                         1.48%(c)     2.11%         2.19%
Net expenses                                                    1.46%(c)     1.50%         1.50%
Net investment income(d)                                        1.95%(c)     1.09%         0.61%
Portfolio Turnover                                                 9%(b)       18%           29%
Net Assets, End of Period (000 omitted)                       $4,056       $2,799       $ 1,892

                                                           International Blend/Bank of
                                                                   Ireland Fund(3)
                                                         --------------------------------
                                                            For the Year/Period Ended
                                                                   December 31,
                                                         --------------------------------
                                                              2001             2000
                                                         --------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                         $  9.37          $10.00
Income from investment operations
Net investment income(d)                                        0.04              (A)
Net realized and unrealized gain (loss) on investments         (1.94)          (0.44)
                                                             -------          ------
Total from investment operations                               (1.90)          (0.44)
                                                             -------          ------
Less dividends and distributions:
Dividends from net investment income                           (0.05)          (0.10)
Distributions from net realized capital gains                      -               -
Distributions from capital                                         -           (0.09)
                                                             -------          ------
Total dividends and distributions                              (0.05)          (0.19)
                                                             -------          ------
Net asset value, end of period                               $  7.42          $ 9.37
                                                             =======          ======
Total Return(a)                                               (20.29)%         (4.35)%(b)
Ratios to Average Net Assets
Gross expenses                                                  3.05%           3.09%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                         1.55%           1.59%(c)
Net expenses                                                    1.50%           1.50%(c)
Net investment income(d)                                        0.38%           0.24%(c)
Portfolio Turnover                                                12%             27%(b)
Net Assets, End of Period (000 omitted)                      $ 1,493          $1,371

                                                                          TimesSquare/Core Plus Bond Fund(2)
                                                         ------------------------------------------------------------------
                                                            For the Six
                                                           Months Ended         For the Year/Period Ended December 31,
                                                           June 30, 2004  --------------------------------------------------
                                                            (Unaudited)          2003            2002            2001(e)
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.27           $10.12          $ 9.92           $10.27
Income from investment operations
Net investment income(d)                                         0.19(f)          0.41(f)         0.41(f)          0.54(f)
Net realized and unrealized gain (loss) on investments          (0.14)            0.30            0.39             0.28
                                                               ------           ------          ------           ------
Total from investment operations                                 0.05             0.71            0.80             0.82
                                                               ------           ------          ------           ------
Less dividends and distributions:
Dividends from net investment income                            (0.27)           (0.56)          (0.59)           (1.10)
Distributions from net realized capital gains                       -                -           (0.01)           (0.07)
Distributions from capital                                          -                -               -                -
                                                               ------           ------          ------           ------
Total dividends and distributions                               (0.27)           (0.56)          (0.60)           (1.17)
                                                               ------           ------          ------           ------
Net asset value, end of period                                 $10.05           $10.27          $10.12           $ 9.92
                                                               ======           ======          ======           ======
Total Return(a)                                                  0.43%(b)         7.20%           8.38%            8.20%
Ratios to Average Net Assets
Gross expenses                                                   1.60%(c)         1.45%           1.30%            1.30%
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.67%(c)         0.50%           0.35%            0.35%
Net expenses                                                     0.93%(c)         0.95%           0.95%            0.95%
Net investment income(d)                                         3.84%(c)         3.87%           4.26%            5.15%
Portfolio Turnover                                                 82%(b)          194%            396%             351%
Net Assets, End of Period (000 omitted)                        $5,218           $3,101          $1,887           $  594

                                                         TimesSquare/Core
                                                            Plus Bond
                                                             Fund(2)
                                                         ----------------
                                                             For the
                                                            Year/Period
                                                          Ended December
                                                               31,
                                                         ----------------
                                                                2000
-------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period                           $10.00
Income from investment operations
Net investment income(d)                                         0.51
Net realized and unrealized gain (loss) on investments           0.45
                                                               ------
Total from investment operations                                 0.96
                                                               ------
Less dividends and distributions:
Dividends from net investment income                            (0.68)
Distributions from net realized capital gains                   (0.01)
Distributions from capital                                          -
                                                               ------
Total dividends and distributions                               (0.69)
                                                               ------
Net asset value, end of period                                 $10.27
                                                               ======
Total Return(a)                                                  9.79%(b)
Ratios to Average Net Assets
Gross expenses                                                   1.33%(c)
Fees and expenses waived or borne by the
 Adviser or Distributor                                          0.38%(c)
Net expenses                                                     0.95%(c)
Net investment income(d)                                         6.24%(c)
Portfolio Turnover                                                310%(b)
Net Assets, End of Period (000 omitted)                        $  215

(1) Commenced operations on January 20, 2000.
(2) Commenced operations on January 21, 2000.
(3) Commenced operations on January 24, 2000.
(A) Less than $0.01 per share
(a) Had the Adviser or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Not annualized.
(c) Annualized.
(d) Net investment income per share has been calculated in accordance with SEC requirements, unless otherwise noted, with the exception that end of the year accumulated undistributed/ (overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.
(e) Effective January 1, 2001, the Fund was required to start amortizing premium and discount on all debt securities. The effect of this change on net investment income per share was a decrease of $0.01 per share. The effect to the ratio of net investment income to average net assets was a decrease of 0.06%. Per share, ratios, and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in accounting principle.
(f) Per share numbers have been calculated using average shares.


The Notes to Financial Statements are an integral part of these statements.

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization. CIGNA Funds Group, a Massachusetts business trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. At June 30, 2004 the Trust offered nine separate series. Information on eight of these series (referred to as the "Funds" or individually as the "Fund") is presented in this report, including: Balanced Fund (sub-advised by Wellington Management) ("Balanced Fund"), Large Cap Growth/Morgan Stanley Fund ("Large Cap Growth Fund"), Large Cap Value/John A. Levin & Co. Fund ("Large Cap Value Fund"), S&P 500[RegTM] Index Fund, Small Cap Growth/TimesSquare Fund ("Small Cap Growth Fund"), Small Cap Value/Perkins, Wolf, McDonnell Fund ("Small Cap Value Fund") (formerly called the Small Cap Value/Berger[RegTM] Fund), International Blend/Bank of Ireland Fund ("International Blend Fund"), and TimesSquare Core Plus Bond Fund ("Core Plus Bond Fund"). The financial statements of the Money Market Fund are presented in a separate report. The Trust offers three classes of shares in each
Fund: Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each Class of shares, except that each Class bears expenses unique to that Class (including any applicable shareholder servicing fee or distribution fee). Shares of each Class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each Class of shares. The Premier Class Shares of the Funds have a shareholder servicing fee. The Retail Class Shares of the Funds (and Premier Class shares of the Core Plus Bond Fund) have a shareholder servicing fee and a distribution fee.

2. Significant Accounting Policies. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   A. Security Valuation - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price (NASDAQ Official Closing Price ["NOCP"] for NASDAQ stocks) or, if there has been no sale that day, at the last bid price. Debt securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued on the basis of valuations furnished by brokers trading in the securities or a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Funds are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees. The Fund's Board of Trustees has designated the Pricing Committee of TimesSquare Capital Management, Inc. to make, pursuant to procedures approved by the Board and under the Board's supervision, all necessary determinations of fair value for the portfolio securities for which market quotations are not readily available. When fair valuing securities, the Pricing Committee takes into account factors such as fundamental and analytical information about the security, the nature and duration of any restrictions on disposition of the security, market information (including, for example, factors such as historical price relationships and valuations for securities with similar characteristics), and evaluation of significant market events. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the NYSE) are believed to materially affect the value of those securities, such securities are valued at their fair value, taking such events into account.

   B. Delayed Delivery Commitments - The Funds may enter into commitment agreements - i.e., TBA's - for the purchase of securities at an agreed-upon price on a specified future date. Since the delivery and payment for such securities can be scheduled to take place up to three months after the transaction date, they are subject to market fluctuations. The Funds do not begin to earn interest on such purchase commitments until the settlement date. The Funds may sell a purchase commitment prior to settlement for the purpose of enhancing their total return. The Funds segregate assets with a market value equal to the amount of their purchase

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

   commitments. To the extent securities are segregated, they may not be available for sale or to meet redemptions. Delayed delivery commitments may increase a Fund's exposure to market fluctuations and may increase the possibility that a Fund may realize a short-term gain (subject to taxation) or loss if the Fund must engage in portfolio transactions in order to honor its commitments. Due to the longer settlement period, there may be an increased risk of failure of the other party to honor the transaction. The Funds record changes in market value of the securities underlying unsettled commitments in unrealized gains and losses. Gains and losses are realized upon sale of the commitment.

   C. Foreign Currency Translations - Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis:

   (1) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

   (2) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

   Net realized and unrealized gains (losses) from foreign currency-related transactions include gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex-dividend and payment dates on dividends, interest, and foreign withholding taxes.

   D. Foreign Investments - The Funds may invest in securities of foreign countries and governments, which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include inadequate accounting controls, liquidity and valuation risks.

   E. Forward Currency Transactions - Certain Funds may enter into forward exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   F. Futures Contracts - Certain Funds may enter into futures contracts. A Fund may use futures contracts for reasons such as managing its exposure to the markets or movements in interest rates and currency values. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities and the possibility of an illiquid market.

   G. High Yield Bonds - The Core Plus Bond Fund may invest in high yield bonds; i.e., fixed income securities rated below investment-grade. While the market values of these securities tend to react less to fluctuations in interest rate levels than do those of investment-grade securities, the market values of certain of these securities also tend to be more

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

   sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, these securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

   H. Repurchase Agreements - Certain Funds may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation, subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. It is the Funds' policy that the market value of the collateral must be at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset any losses incurred.

   I. Swap Agreements - Certain Funds may enter into swap agreements for investment, liquidity, hedging and risk management purposes. For example, a Fund may enter into swap agreements to preserve a return on a particular investment or a portion of its portfolio and as a technique for managing duration (i.e., price sensitivity to changes in interest rates). Swaps involve the exchange of commitments to pay or receive - e.g., an exchange of floating-rate payments for fixed rate payments and/or payments of the appreciation or depreciation of a security or an index. If forecasts of interest rates and other market factors, including those that may impact the indexes of the total return swaps, are incorrect, investment performance will differ compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or the counterparty to a transaction may default. As of June 30, 2004, none of the Funds had any outstanding swap agreements.

   J. Security Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date and interest income is recorded on the accrual basis, which includes amortization of premium and accrual of discount, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Securities gains and losses are determined on the basis of identified cost.

   K. Federal Taxes - For federal income tax purposes, each Fund in the Trust is taxed as a separate entity. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statements of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains, respectively, for federal income tax purposes.

   At December 31, 2003, the following Funds had a Post-October Loss Deferral of:

Fund                             Post-October Loss
   International Blend Fund           $62,790
   Core Plus Bond Fund                  7,125

   Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following year.

   L. Foreign Taxes on Dividends - Dividend income on the Statement of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: Balanced Fund, $1,082; Large Cap Growth, $140; Large Cap Value Fund, $3,176; Small Cap Growth Fund, $1,379; International Blend Fund, $31,100.

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

   M. Dividends and Distributions to Shareholders - Dividends from net investment income, if any, and distributions from net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed at least annually (net investment income is declared and distributed monthly for Core Plus Bond Fund).

   Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatment for premium amortization, real estate investment trust income, deferred compensation, foreign securities, capital loss carryforwards, deferred losses due to wash sales, excise tax regulations and net operating losses. To the extent that such differences are permanent, a reclassification of the components of Net Assets may be required. As a result, at December 31, 2003, the following reclassifications were done:

   (In Thousands)

                                  Undistributed     Accumulated
                                (Overdistributed)       Net
                                       Net           Realized
                                    Investment         Gain       Paid-in
Fund                                  Income          (Loss)      Capital
   Balanced Fund                      $   50         $  (50)      $    0
   S&P 500[RegTM] Index Fund              72             12          (84)
   Small Cap Growth Fund               6,306         (6,306)           0
   Small Cap Value Fund                1,479         (1,479)           0
   International Blend Fund               10             (8)          (2)
   Core Plus Bond Fund                 1,357         (4,204)       2,847

   N. Multiclass Operations - Each Class offered by the Trust has equal rights as to net assets. Income, non-specific expenses, and realized and unrealized capital gains and losses are allocated to each Class of shares based on the relative net assets of each Class.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate for each Fund (see below) applied to the average daily net assets of the Fund. TimesSquare has contractually agreed to reimburse or bear any other expenses for each Fund for any amount by which expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed, on an annual basis, certain percentages of average daily net assets until April 30, 2005 and thereafter, to the extent described in the Fund's then current prospectus. These percentages are as follows:

                                                     Maximum Operating
                                                       Expense Ratio
                                       --------------------------------------------
                             Advisory   Institutional     Premier         Retail
Fund                            Fee         Class          Class          Class
Balanced Fund                   0.75%        0.80%          1.00%          1.25%(1)
Large Cap Growth Fund           0.80         0.80            1.00          1.25(1)
Large Cap Value Fund            0.75         0.80            1.00          1.25(1)
S&P 500[RegTM] Index Fund       0.25         0.25            0.35          0.60(1)
Small Cap Growth Fund           1.00         1.05            1.25          1.50
Small Cap Value Fund            1.00         1.05            1.25          1.50(1)
International Blend Fund        1.00         1.05            1.25          1.50(2)
Core Plus Bond Fund             0.60         0.45            0.85(3)       0.95(3)

(1) Effective June 2, 2004, the same as the Premier Class Ratios.

(2) Effective July 14, 2004, the same as the Premier Class Ratio.

(3) Effective June 17, 2004, 0.70%.

TimesSquare retains the right to be repaid by a Fund if the Fund's expenses fall below the percentages specified above prior to the end of the fiscal year or within three years after TimesSquare waives advisory fees or reimburses a Fund's operating expenses. The following is a list of the Funds' remaining liability and respective dates of expiration:

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

(In Thousands)

                              Remaining   Expires   Expires   Expires   Expires
                             Contingent    during    during    during   during
Fund                          Liability     2004      2005      2006     2007
Balanced Fund                  $ 458        $116      $129      $146      $67
   Institutional                 148          42        43        45       18
   Premier                       167          48        45        49       25
   Retail                        143          26        41        52       24
Large Cap Growth Fund            497         134       141       149       73
   Institutional                 138          48        39        35       16
   Premier                       173          55        48        47       23
   Retail                        186          31        54        67       34
Large Cap Value Fund             407          93       110       138       66
   Institutional                 103          32        28        30       13
   Premier                       154          40        42        47       25
   Retail                        150          21        40        61       28
S&P 500[RegTM] Index Fund      1,102         357       301       299      145
   Institutional                 801         252       253       232       64
   Premier                        30           4         5         8       13
   Retail                        271         101        43        59       68
Small Cap Growth Fund            481         128       140       141       72
   Institutional                 331          64        97       114       56
   Premier                        99          41        22        21       15
   Retail                         51          23        21         6        1
Small Cap Value Fund             430         114       124       123       69
   Institutional                 141          43        34        50       14
   Premier                       151          47        42        36       26
   Retail                        138          24        48        37       29
International Blend Fund         640         146       199       197       98
   Institutional                 216          58        67        63       28
   Premier                       295          69        95        89       42
   Retail                        129          19        37        45       28
Core Plus Bond Fund            1,109         309       348       347      105
   Institutional               1,044         307       341       319       77
   Premier                        26           1         3        10       12
   Retail                         39           1         4        18       16

The Balanced, Large Cap Growth, Large Cap Value, Small Cap Value and International Blend Funds use sub-advisers. Each sub-adviser has the responsibility for determining what investments shall be purchased, held, and sold for its particular Fund. TimesSquare is responsible for selecting and monitoring the performance of the sub-advisers, and for overall management of the business affairs of all of the Funds. TimesSquare has the ultimate responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Funds may invest excess cash, up to 25% of each Fund's total assets, in the affiliated Money Market Fund (MMF) managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Funds by an amount that offsets the amount of the advisory fees incurred in the affiliated Fund as a result of its investment in the MMF. For the six months ended June 30, 2004, the advisory fees waived by TimesSquare were as follows:

(In Thousands)

Fund                           Fees Waived
Balanced Fund                      $ 1
Large Cap Growth Fund                1
Large Cap Value Fund                 1
S&P 500[RegTM] Index Fund           42
Small Cap Growth Fund               49
Small Cap Value Fund                24
International Blend Fund             1
Core Plus Bond Fund                  3

Income distributions from the MMF for the six months ended June 30, 2004, are included as dividend income in the Statement of Operations as follows:

(In Thousands)

Fund                           Amount
Balanced Fund                   $ 1
Large Cap Growth Fund             1
Large Cap Value Fund              1
S&P 500[RegTM] Index Fund        74
Small Cap Growth Fund            87
Small Cap Value Fund             42
International Blend Fund          1
Core Plus Bond Fund               5

For administrative services, the Funds reimburse TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2004, the Funds paid or accrued $180,171. (The amount incurred by each Fund may be found in the Statement of Operations.)

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

With respect to Retail Class shares (and also the Premier Class of Core Plus Bond Fund), the Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which requires the payment of an annual rate of 0.25%, applied to the average daily net assets of each class (0.15% for the Premier Class of Core Plus Bond Fund), to Prudential Retirement Brokerage Services ("PRBS") (formerly CIGNA Financial Services, Inc.), the Funds' distributor. The distribution fees received from the 12b-1 plan are used for services provided to the Retail Class (and also the Premier Class of Core Plus Bond Fund) and expenses primarily intended to result in the sale of such shares. Due to the pending liquidation and dissolution of all the Funds other than the Small Cap Growth Fund (please see Note 7 below), the Funds (other than the Small Cap Growth Fund) have stopped accrual of the distribution fees effective June 2, 2004 (June 17, 2004 for the Premier and Retail Class of Core Plus Bond Fund and July 14, 2004 for Small Cap Value Fund). Premier and Retail Class shares are also subject to a shareholder servicing fee payable to PRBS equal to 0.20% annually (0.25% for International Blend Fund and Core Plus Bond
Fund) applied to the average daily net assets of each class. The shareholder servicing and distribution fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average daily net assets, to the amounts described above until April 30, 2005, and thereafter, to the extent described in the Fund's then current prospectus.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

At June 30, 2004, Life Insurance Company of North America, an indirect wholly-owned subsidiary of CIGNA Corporation, had investments in the Funds as follows:

(In Thousands)

Fund                          Shares
Balanced Fund                1,107          60%
Large Cap Growth Fund          916          39
Large Cap Value Fund           979          35
International Blend Fund     1,055          59

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities. Purchases and sales of securities, excluding short-term obligations, for the six months ended June 30, 2004, were as follows:

(In Thousands)

                           U.S.
                     Government/Agency             All Other
                  -----------------------   ------------------------
Fund               Purchases      Sales      Purchases       Sales
Balanced Fund      $ 1,098       $   479     $  3,696      $  2,574

Large Cap
Growth Fund            394           170       11,657        10,582

Large Cap
Value Fund             120            56       13,434        11,593

S&P 500[RegTM]
Index Fund               0         1,204        1,036       113,545

Small Cap
Growth Fund              0             0      170,112       131,098

Small Cap
Value Fund               0             0       53,640        34,213

International
Blend Fund               0             0        3,021         1,104

Core Plus
Bond Fund           19,400        32,685        5,930        18,149

6. In-Kind Transactions. On May 4, 2004, the S&P 500[RegTM] Fund, Institutional Class, had a redemption of $138,520,083, of which $24,034,673 was in cash and $114,485,410 was an in-kind redemption. The Fund incurred realized gains of $13,830,900 associated with the in-kind redemptions.

7. Liquidation and Dissolution of the Funds. The Funds listed below will close and liquidate their assets on or about September 30, 2004:

   Balanced Fund (sub-advised by Wellington Management)
   Large Cap Growth/Morgan Stanley Fund
   Large Cap Value/John A. Levin & Co. Fund
   S&P 500[RegTM] Index Fund
   Small Cap Value/Perkins, Wolf, McDonnell Fund
   International Blend/Bank of Ireland Fund
   TimesSquare Core Plus Bond Fund

As soon as practicable after liquidation, any shareholders that hold shares in a Fund on the liquidation date will receive cash equal to their proportionate interest in the Fund's net assets.

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

8. Capital Stock. Each Fund is a separate series of the Trust, which offers an unlimited number of shares of beneficial interest, without par value. Changes in capital shares were as follows:

(In Thousands)

                                           Balanced Fund            Large Cap Growth Fund
                                    ---------------------------- ----------------------------
                                     For the Six   For the Year   For the Six   For the Year
                                        Months         Ended         Months         Ended
                                        Ended      December 31,      Ended      December 31,
                                       June 30,        2003         June 30,        2003
                                         2004        (Audited)        2004        (Audited)
---------------------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTED:
Institutional Class
Shares sold                                1              1             24            16
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions            -             13              -             1
                                         ---            ---           ----          ----
                                           1             14             24            17
Shares redeemed                            -              -              -           (15)
                                         ---            ---           ----          ----
Net change                                 1             14             24             2
                                         ---            ---           ----          ----
Premier Class
Shares sold                              130             54             76           164
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions            -             13              -             1
                                         ---            ---           ----          ----
                                         130             67             76           165
Shares redeemed                          (15)           (24)           (66)          (44)
                                         ---            ---           ----          ----
Net change                               115             43             10           121
                                         ---            ---           ----          ----
Retail Class
Shares sold                              103            167            269           494
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions            -             14              -             -
                                         ---            ---           ----          ----
                                         103            181            269           494
Shares redeemed                          (78)           (95)          (108)         (342)
                                         ---            ---           ----          ----
Net change                                25             86            161           152
                                         ---            ---           ----          ----
Total net increase in Fund shares        141            143            195           275
                                         ===            ===           ====          ====

                                        Large Cap Value Fund      S&P 500[RegTM] Index Fund
                                    ---------------------------- ---------------------------
                                     For the Six   For the Year   For the Six   For the Year
                                        Months         Ended         Months        Ended
                                        Ended      December 31,      Ended      December 31,
                                       June 30,        2003         June 30,        2003
                                         2004        (Audited)        2004       (Audited)
--------------------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTED:
Institutional Class
Shares sold                               17            14               55            76
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions            -             6               72           263
                                        ----          ----          -------        ------
                                          17            20              127           339
Shares redeemed                           (1)           (1)         (20,236)       (2,624)
                                        ----          ----          -------        ------
Net change                                16            19          (20,109)       (2,285)
                                        ----          ----          -------        ------
Premier Class
Shares sold                               80           382              230         1,048
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions            -            11                5            16
                                        ----          ----          -------        ------
                                          80           393              235         1,064
Shares redeemed                         (167)         (121)             (77)         (208)
                                        ----          ----          -------        ------
Net change                               (87)          272              158           856
                                        ----          ----          -------        ------
Retail Class
Shares sold                              334           706            1,658         3,402
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions            -             8               27            63
                                        ----          ----          -------        ------
                                         334           714            1,685         3,465
Shares redeemed                         (122)         (528)            (671)       (1,139)
                                        ----          ----          -------        ------
Net change                               212           186            1,014         2,326
                                        ----          ----          -------        ------
Total net increase in Fund shares        141           477          (18,937)          897
                                        ====          ====          =======        ======

CIGNA Funds Group

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

(In Thousands)

                                      Small Cap Growth Fund         Small Cap Value Fund
                                   ---------------------------- ----------------------------
                                    For the Six   For the Year   For the Six   For the Year
                                       Months         Ended         Months         Ended
                                       Ended      December 31,      Ended      December 31,
                                      June 30,        2003         June 30,        2003
                                        2004        (Audited)        2004        (Audited)
--------------------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTED:
Institutional Class
Shares sold                             3,222        24,196            701        2,971
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions             -           414              -           61
                                        -----        ------         ------        -----
                                        3,222        24,610            701        3,032
Shares redeemed                        (1,328)       (1,594)        (1,067)        (790)
                                       ------        ------         ------        -----
Net change                              1,894        23,016           (366)       2,242
                                       ------        ------         ------        -----
Premier Class
Shares sold                             4,801         6,849          1,311        2,198
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions             -            81              -           41
                                       ------        ------         ------        -----
                                        4,801         6,930          1,311        2,239
Shares redeemed                        (1,994)       (1,490)          (229)        (945)
                                       ------        ------         ------        -----
Net change                              2,807         5,440          1,082        1,294
                                       ------        ------         ------        -----
Retail Class
Shares sold                               224           464            522        1,339
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions             -            10              -           33
                                       ------        ------         ------        -----
                                          224           474            522        1,372
Shares redeemed                          (120)         (306)          (183)        (572)
                                       ------        ------         ------        -----
Net change                                104           168            339          800
                                       ------        ------         ------        -----
Total net increase (decrease) in
 Fund shares                            4,805        28,624          1,055        4,336
                                       ======        ======         ======        =====

                                     International Blend Fund       Core Plus Bond Fund
                                   ---------------------------- ---------------------------
                                    For the Six   For the Year   For the Six   For the Year
                                       Months         Ended         Months        Ended
                                       Ended      December 31,      Ended      December 31,
                                      June 30,        2003         June 30,        2003
                                        2004        (Audited)        2004       (Audited)
-------------------------------------------------------------------------------------------
CAPITAL SHARES TRANSACTED:
Institutional Class
Shares sold                             21              6              (A)         4,938
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions          -              7              73            369
                                       ---            ---          ------        -------
                                        21             13              73          5,307
Shares redeemed                         (A)            (A)         (2,774)       (11,373)
                                       ---            ---          ------        -------
Net change                              21             13          (2,701)        (6,066)
                                       ---            ---          ------        -------
Premier Class
Shares sold                             75             72             164            155
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions          -              8              10              9
                                       ---            ---          ------        -------
                                        75             80             174            164
Shares redeemed                        (23)           (59)            (51)           (37)
                                       ---            ---          ------        -------
Net change                              52             21             123            127
                                       ---            ---          ------        -------
Retail Class
Shares sold                            183            126             298            358
Shares issued to shareholders in
 connection with the reinvestment
 of dividends and distributions          -              4              11             16
                                       ---            ---          ------        -------
                                       183            130             309            374
Shares redeemed                        (28)           (77)            (92)          (258)
                                       ---            ---          ------        -------
Net change                             155             53             217            116
                                       ---            ---          ------        -------
Total net increase (decrease) in
 Fund shares                           228             87          (2,361)        (5,823)
                                       ===            ===          ======        =======

(A) Amount less than 1.

CIGNA Funds Group
(Unaudited)

Trustees                                                                        Officers
Russell H. Jones                        Marnie Wagstaff Mueller                 Richard H. Forde
Senior Vice President,                  Diocesan Consultant, Episcopal          Chairman of the Board
Chief Investment Officer,               Diocese of Connecticut                  and President
and Treasurer,
Kaman Corporation

Paul J. McDonald                        Carol Ann Hayes                         Alfred A. Bingham III
Special Advisor to the Board of         Director and Chair of                   Vice President and
Directors, Friendly Ice Cream           Audit Committee, Reed and               Treasurer
Corporation                             Barton Corporation

Richard H. Forde
Chief Investment Officer, CIGNA                                                 Jeffrey S. Winer
Investment Management                                                           Vice President and
                                                                                Secretary

--------------------------------------------------------------------------------
CIGNA Funds Group Funds are open-end, diversified management investment companies. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103. The Funds are distributed by CIGNA Financial Services, Inc., P.O. Box 150476, Hartford, Connecticut 06115-0476 (Telephone: 1.888.CIGNA.FS or 1.888.244.6237).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          545900

--------------------------------------------------------------------------------
CIGNA Funds Group
--------------------------------------------------------------------------------

                                                                           Money
                                                                          Market
                                                                            Fund

                                                               Semiannual Report
                                                                   June 30, 2004
[LOGO](R)-----------------------------------------------------------------------

Dear Shareholders:

Our report for CIGNA Funds Group Money Market Fund (the "Fund") covering the six months ended June 30, 2004 follows.

MARKET ENVIRONMENT

The Federal Reserve ("Fed") met four times during the first six months of 2004. In the first three meetings, the Fed funds rate was left unchanged at 1%. However at the June 30, 2004 meeting, the Fed funds rate was raised 25 basis points to 1.25%, after a year of keeping rates on hold. The Fed also announced that it was willing to move more aggressively in raising rates in the future if inflation data warranted.

The U.S. economy is currently firing on all cylinders, with prospects for continued solid economic growth over the next several quarters. The business sector has become the new "engine" of economic growth. Corporate sector fundamentals continued to improve, reflected in record levels of earnings, dividends, and cash flow as well as significantly improved balance sheets.

PORTFOLIO COMPOSITION AND PERFORMANCE

On June 30, 2004, the portfolio contained: top-tier domestic commercial paper, 39%; top-tier foreign commercial paper, 7%; and U.S. Government Agencies, 54%. The Fund is well diversified.

Total returns for the six months ended June 30, 2004 were:

Retail Class                        0.06%
Premier Class                       0.19
Institutional Class                 0.31
Lipper Money Market Funds Average   0.17
3-month U.S. Treasury Bill          0.47

As of June 30, 2004, the Fund's weighted average portfolio maturity was 39 days, and the annualized 7-day yield for each class was:

Retail Class                        0.24%
Premier Class                       0.49
Institutional Class                 0.74

OUTLOOK

The Fed's current monetary tightening is not expected to seriously impact the rate of economic growth until the middle of next year. Economic and investment risks are likely to increase as 2005 unfolds.

Sincerely,

/s/ Richard H. Forde

Richard H. Forde
Chairman of the Board and President
CIGNA Funds Group

Note: This commentary is not part of the Semiannual Report to Shareholders.

Money Market Fund

INVESTMENTS IN SECURITIES
JUNE 30, 2004 (Unaudited)

(IN THOUSANDS)                                            PRINCIPAL        VALUE
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.2%
Chase Manhattan Auto Owner Trust, 1.14%,
  12/15/04                                                 $  912        $   912
COMMERCIAL PAPER - 45.4%
Domestic - 38.7%
American Express Credit Corp., 1.26%, 7/8/04               10,000          9,998
Barton Capital Corp., 1.15%, 7/7/04                        10,000          9,998
Bear Stearns Co., 1.11%, 7/6/04                            10,000          9,998
CAFCO, LLC, 1.05%, 7/1/04                                  19,000         19,000
Gannett Co., Inc.,
  1.11%, 7/8/04                                             8,517          8,515
  1.12%, 7/9/04                                             6,000          5,999
  1.13%, 7/9/04                                             4,837          4,836
General Electric Capital Corp., 1.15%, 7/8/04               4,841          4,840
Goldman Sachs Group, Inc., 1.08%, 7/2/04                   19,000         18,999
Kimberly Clark Worldwide, Inc.,
  1.05%, 7/7/04                                             5,691          5,690
  1.08%, 7/7/04                                             4,932          4,931
Morgan Stanley Dean Witter Co., 1.20%, 7/13/04              9,000          8,996
Old Line Funding Corp.,
  1.21%, 7/15/04                                           10,000          9,995
  1.26%, 7/15/04                                            9,000          8,996
PepsiCo, Inc., 1.25%, 7/12/04                              19,000         18,993
Procter & Gamble Co., 1.33%, 7/7/04                         4,192          4,191
United Parcel Service of America, 1.01%, 7/1/04            11,744         11,744
Verizon Network Funding, 1.24%, 7/7/04                     10,000          9,998
Wal-Mart Stores, Inc., 1.08%, 7/6/04                        9,000          8,999
Windmill Funding Corp., 1.08%, 7/6/04                      10,000          9,998
                                                                         -------
                                                                         194,714
                                                                         -------

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

INVESTMENTS IN SECURITIES continued
JUNE 30, 2004 (Unaudited)

(IN THOUSANDS)                                     PRINCIPAL       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER continued
Foreign - 6.7%
ASB Bank Ltd., 1.25%, 7/14/04                      $3,011        $ 3,010
Novartis Finance Corp.,
  1.00%, 7/1/04                                    12,000         12,000
  1.35%, 7/8/04                                     6,000          5,998
Toyota Motor Credit Corp., 1.27%, 12/23/04 (a)     12,500         12,504
                                                                 -------
                                                                  33,512
                                                                 -------
Total Commercial Paper                                           228,226
                                                                 -------
U.S. GOVERNMENT AGENCIES (b) - 54.5%
Fannie Mae,
  1.22%, 7/12/04                                    4,550          4,548
  1.25%, 7/12/04                                    4,718          4,716
  1.04%, 7/14/04                                    6,000          5,998
  1.05%, 7/20/04                                    3,050          3,048
  1.05%, 7/21/04                                    3,805          3,803
  1.06%, 7/21/04                                    2,000          1,999
  1.08%, 8/9/04                                     5,500          5,494
  1.06%, 8/20/04                                    2,000          1,997
  1.18%, 9/1/04                                     2,040          2,036
  1.11%, 10/15/04                                   2,500          2,492
  1.24%, 11/12/04                                   2,976          2,962
  1.26%, 11/12/04                                   1,655          1,647
  1.24%, 1/28/05 (a)                               11,500         11,498
  1.65%, 5/16/05                                    2,500          2,500
  1.53%, 10/7/05 (a)                               20,000         19,997
Federal Farm Credit Bank,
  1.25%, 8/18/04                                    8,912          8,897
  1.10%, 10/15/04                                   2,000          1,994

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
INVESTMENTS IN SECURITIES continued
JUNE 30, 2004 (Unaudited)

(IN THOUSANDS)                                   PRINCIPAL        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES continued
  1.14%, 10/18/04                                  $5,000        $4,983
  1.22%, 10/18/04                                   8,500         8,469
  1.20%, 3/24/05 (a)                               15,000        14,999
  1.23%, 6/23/05 (a)                                2,500         2,500
  1.50%, 3/1/06 (a)                                15,000        15,000
  1.22%, 6/2/06 (a)                                12,500        12,500
Federal Home Loan Bank,
  1.04%, 7/16/04                                    7,500         7,497
  1.27%, 7/16/04                                   20,000        19,989
  1.50%, 10/6/04 (a)                               10,000        10,000
  4.38%, 2/15/05                                    2,840         2,894
  1.30%, 2/23/05                                    6,000         5,999
  1.51%, 3/30/05 (a)                                7,500         7,500
  2.02%, 6/8/05                                     2,500         2,500
  0.99%, 10/5/05 (a)                                7,500         7,495
Freddie Mac,
  1.24%, 7/13/04                                    4,151         4,149
  1.13%, 8/11/04                                    3,098         3,094
  1.22%, 9/9/04                                     2,000         1,995
  1.13%, 9/14/04                                    5,000         4,988
  1.15%, 9/14/04                                    5,000         4,988
  1.25%, 9/28/04                                    2,000         1,994
  1.20%, 10/19/04                                   7,500         7,472
  1.13%, 11/4/04                                    3,999         3,983
  1.25%, 11/4/04                                    7,500         7,467
  1.27%, 12/6/04                                    3,826         3,805
  1.19%, 12/30/04                                   2,500         2,485
  1.23%, 1/11/05                                    2,500         2,483

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
INVESTMENTS IN SECURITIES continued
JUNE 30, 2004 (Unaudited)

(IN THOUSANDS)                                     PRINCIPAL        VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES continued
  1.30%, 1/11/05                                    $7,500       $  7,447
  1.40%, 1/19/05                                     2,224          2,207
  1.10%, 10/7/05 (a)                                 7,500          7,500
                                                                 --------
Total U.S. Government Agencies                                    274,008
                                                                 --------
TOTAL INVESTMENTS IN SECURITIES - 100.1%                          503,146
Liabilities in excess of Cash and Other Assets - (0.1)%              (493)
                                                                 --------
NET ASSETS - 100.0%                                              $502,653
                                                                 ========

NOTES TO INVESTMENTS IN SECURITIES
(a)  Variable rate security. Rate is as of June 30, 2004.
(b)  Agency obligations are not guaranteed by the U.S. Government.
     Tax Information
(c) As of June 30, 2004, the cost for federal income tax purposes on a tax basis is the same as on a book basis.

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
INVESTMENTS IN SECURITIES continued
JUNE 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

Ten Largest Positions (Unaudited)
June 30, 2004
                                  Market        % of
                                   Value         Net
                                   (000)       Assets
                                ----------   ----------
  Fannie Mae                    $74,735          14.9%
  Federal Farm Credit Bank       69,342          13.8
  Freddie Mac                    66,057          13.1
  Federal Home Loan Bank         63,874          12.7
  Gannett Co., Inc.              19,350           3.9
  CAFCO, LLC                     19,000           3.8
  Goldman Sachs Group, Inc.      18,999           3.8
  PepsiCo, Inc.                  18,993           3.8
  Old Line Funding Corp.         18,991           3.8
  Novartis Finance Corp.         17,998           3.6

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)

                                                   (IN THOUSANDS)
--------------------------------------------------------------------------------
Assets:
Investments in securities at value                      $503,146
Cash                                                           1
Interest receivable                                          257
Prepaid registration fees                                     23
Investment for Trustees' deferred compensation plan           22
                                                        --------
  Total assets                                           503,449
                                                        --------
Liabilities:
Shareholder servicing and distribution fees payable
 to Distributor                                              371
Investment advisory fees payable                             221
Shareholder reports                                           81
Administrative services fees payable                          42
Deferred Tustees' fees payable                                22
Audit and legal fees payable                                  20
Insurance expenses payable                                    15
Custodian fees payable                                        12
Transfer agent fees payable                                    3
Other                                                          9
                                                        --------
  Total liabilities                                          796
                                                        --------
Net Assets                                              $502,653
                                                        ========
Institutional Class                                     $191,161
Premier Class                                             57,316
Retail Class                                             254,176
                                                        --------
                                                        $502,653
                                                        ========
Shares Outstanding
Institutional Class ($1.00 net asset value per share)    191,163
                                                        ========
Premier Class ($1.00 net asset value per share)           57,317
                                                        ========
Retail Class ($1.00 net asset value per share)           254,178
                                                        ========
Components of Net Assets:
Paid-in capital                                         $502,653
                                                        ========
Net Assets                                              $502,653
                                                        ========

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (Unaudited)

                                               (IN THOUSANDS)
--------------------------------------------------------------------------------
Investment Income:
 Interest                                              $2,996
Expenses:
 Investment advisory fees                                 976
 Distribution fees
    Retail Class                                          344
 Shareholder servicing fees
    Premier Class                                          72
    Retail Class                                          344
 Administrative services fees                              99
 Custodian fees                                            64
 Shareholder reports                                       46
 Audit and legal fees                                      25
 Registration fees                                         17
 License fees                                              13
 Insurance expense                                          3
 Trustees' fees                                             8
 Transfer agent fees                                        4
 Other                                                      1
                                                       ------
 Total expenses                                         2,016
                                                       ------
Net Investment Income                                     980
                                                       ------
Realized and Unrealized Gain on
 Investments:
 Net realized gain from security transactions              --
                                                       ------
Net Realized and Unrealized Gain on
 Investments                                               --
                                                       ------
Net Increase in Net Assets Resulting
 From Operations                                       $  980
                                                       ======

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS

                                                        For the Six         For the
                                                        Months Ended       Year Ended
                                                       June 30, 2004      December 31,
(IN THOUSANDS)                                          (Unaudited)           2003
--------------------------------------------------------------------------------------
Operations:
Net investment income                                     $    980          $    2,404
Net realized gain from securities transactions                  --                  --
                                                          --------          ----------
Net increase in net assets from operations                     980               2,404
                                                          --------          ----------
Dividends from Net Investment
 Income:
 Institutional Class                                          (702)             (1,437)
 Premier Class                                                (108)                (42)
 Retail Class                                                 (170)               (925)
                                                          --------          ----------
Total dividends and distributions to shareholders             (980)             (2,404)
                                                          --------          ----------
Capital Share Transactions:
Institutional Class
Net proceeds from sales of shares                          931,089           2,468,812
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions               702               1,597
                                                          --------          ----------
                                                           931,791           2,470,409
Cost of shares redeemed                                   (954,791)         (2,446,150)
                                                          --------          ----------
                                                           (23,000)             24,259
                                                          --------          ----------
Premier Class
Net proceeds from sales of shares                           23,155              69,788
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions               108                  42
                                                          --------          ----------
                                                            23,263              69,830
Cost of shares redeemed                                    (25,870)            (10,089)
                                                          --------          ----------
                                                            (2,607)             59,741
                                                          --------          ----------
Retail Class
Net proceeds from sales of shares                           35,818             104,937
Net asset value of shares issued to shareholders
  in reinvestment of dividends and distributions               170               1,071
                                                          --------          ----------
                                                            35,988             106,008
Cost of shares redeemed                                    (81,104)           (166,605)
                                                          --------          ----------
                                                           (45,116)            (60,597)
                                                          --------          ----------
Net increase (decrease) from Fund share
  transactions                                             (70,723)             23,403
                                                          --------          ----------
Net Increase (Decrease) in Net Assets                      (70,723)             23,403
Net Assets:
Beginning of period                                        573,376             549,973
                                                          --------          ----------
End of period                                             $502,653          $  573,376
                                                          ========          ==========

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund
STATEMENTS OF CHANGES IN NET ASSETS continued

                                                   For the Six         For the
                                                   Months Ended       Year Ended
                                                  June 30, 2004      December 31,
(IN THOUSANDS)                                     (Unaudited)           2003
---------------------------------------------------------------------------------
TRANSACTIONS IN CAPITAL STOCK
Institutional Class
Shares sold                                           931,089       2,468,812
Shares issued in reinvestment of dividends
  and distributions                                       702           1,597
                                                      -------       ---------
                                                      931,791       2,470,409
Shares redeemed                                      (954,791)     (2,446,150)
                                                     --------      ----------
Net increase (decrease) in Institutional
  shares outstanding                                  (23,000)         24,259
                                                     --------      ----------
Premier Class
Shares sold                                            23,155          69,788
Shares issued in reinvestment of dividends
  and distributions                                       108              42
                                                     --------      ----------
                                                       23,263          69,830
Shares redeemed                                       (25,870)        (10,089)
                                                     --------      ----------
Net increase (decrease) in Premier
  shares outstanding                                   (2,607)         59,741
                                                     --------      ----------
Retail Class
Shares sold                                            35,818         104,937
Shares issued in reinvestment of dividends
  and distributions                                       170           1,071
                                                     --------      ----------
                                                       35,988         106,008
Shares redeemed                                       (81,104)       (166,605)
                                                     --------      ----------
Net decrease in Retail shares outstanding             (45,116)        (60,597)
                                                     --------      ----------
Total net increase (decrease) in Fund shares          (70,723)         23,403
                                                     ========      ==========

The Notes to Financial Statements are an integral part of these statements.

Money Market Fund

FINANCIAL HIGHLIGHTS

                                                                 INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                                      For the Six
                                                     Months Ended  For the Year Ended December 31,
                                                     June 30, 2004 -------------------------------
                                                      (Unaudited)        2003           2002
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $  1.00        $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                     (a)           0.01            0.01
 Net realized and unrealized gain on securities             --             --             (a)
                                                       -------        -------         ----------
 Total from investment operations                           --           0.01            0.01
                                                       -------        -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                      (a)          (0.01)          (0.01)
 Distributions from capital gains                           --             --              --
                                                       -------        -------         -------
 Total dividends and distributions                          --          (0.01)          (0.01)
                                                       -------        -------         -------
 Net asset value, end of period                        $  1.00        $  1.00         $  1.00
                                                       =======        =======         =======
 Total Return                                             0.31%(c)       0.76%(b)        1.36%
Ratios to Average Net Assets
 Gross expenses                                           0.45%(d)       0.47%           0.45%
 Fees and expenses waived or borne by the Adviser         0.00%(d)       0.02%           0.00%
 Net expenses                                             0.45%(d)       0.45%           0.45%
 Net investment income                                    0.63%(d)       0.76%           1.36%
 Net assets, end of period (000 omitted)               $191,161       $214,160        $189,902

(a) Amount less than $0.01 per share
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.

                                                                  INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                                            For the Year Ended December 31,
                                                    ---------------------------------------------
                                                          2001            2000            1999
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $  1.00         $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.04            0.06            0.05
 Net realized and unrealized gain on securities            (a)             (a)             (a)
                                                       ----------      ----------      ----------
 Total from investment operations                         0.04            0.06            0.05
                                                       -------         -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                    (0.04)          (0.06)          (0.05)
 Distributions from capital gains                           --              (a)             (a)
                                                       -------         ----------      ----------
 Total dividends and distributions                       (0.04)          (0.06)          (0.05)
                                                       -------         -------         -------
 Net asset value, end of period                        $  1.00         $  1.00         $  1.00
                                                       =======         =======         =======
 Total Return                                             3.81%(b)        6.12%(b)        4.87%(b)
Ratios to Average Net Assets
 Gross expenses                                           0.49%           0.47%           0.52%
 Fees and expenses waived or borne by the Adviser         0.04%           0.02%           0.07%
 Net expenses                                             0.45%           0.45%           0.45%
 Net investment income                                    3.62%           5.94%           4.76%
 Net assets, end of period (000 omitted)               $184,060        $159,446        $178,234

(a) Amount less than $0.01 per share
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.

12                                                                            13

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                                             PREMIER CLASS(1)
------------------------------------------------------------------------------------------------------
                                                                                           For the
                                                                                       Year/Period
                                                                          For the Six  Ended December
                                                                         Months Ended        31,
                                                                         June 30, 2004 ---------------
                                                                          (Unaudited)        2003
------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                     $   1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                                         (a)            0.01
 Net realized and unrealized gain on securities                                 --              --
                                                                          --------        --------
 Total from investment operations                                               --            0.01
                                                                          --------        --------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                                          (a)           (0.01)
 Distributions from capital gains                                               --              --
                                                                          --------        --------
 Total dividends and distributions                                              --           (0.01)
                                                                          --------        --------
 Net asset value, end of period                                           $   1.00        $   1.00
                                                                          ========        ========
 Total Return                                                                 0.19%(c)        0.51%(b)
 Ratios to Average Net Assets
 Gross expenses                                                               0.70%(d)        0.74%
 Fees and expenses waived or borne by the Adviser                             0.00%(d)        0.04%
 Net expenses                                                                 0.70%(d)        0.70%
 Net investment income                                                        0.38%(d)        0.39%
 Net assets, end of period (000 omitted)                                  $ 57,316        $ 59,924

(1) Commenced operations on January 26, 2000.
(a) Amount less than $0.01 per share.
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.

                                                                    PREMIER CLASS(1)
                                                    -------------------------------------------------
                                                         For the Year/Period Ended December 31,
                                                    -------------------------------------------------
                                                        2002          2001               2000
                                                    ----------- --------------- ---------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $  1.00       $   1.00         $     1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                  0.01           0.03               0.05
 Net realized and unrealized gain on securities           (a)            (a)                (a)
                                                     ----------    -----------      -------------
 Total from investment operations                       0.01           0.03               0.05
                                                     --------      --------         ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                  (0.01)         (0.03)             (0.05)
 Distributions from capital gains                         --             --                 (a)
                                                     --------      --------         -------------
 Total dividends and distributions                     (0.01)         (0.03)             (0.05)
                                                     --------      --------         ----------
 Net asset value, end of period                      $  1.00       $   1.00         $     1.00
                                                     ========      ========         ==========
 Total Return                                           1.12%          3.55%(b)           5.50%(b)(c)
 Ratios to Average Net Assets
 Gross expenses                                         0.70%          0.73%              0.72%(d)
 Fees and expenses waived or borne by the Adviser       0.00%          0.03%              0.02%(d)
 Net expenses                                           0.70%          0.70%              0.70%(d)
 Net investment income                                  1.13%          3.22%              5.69%(d)
 Net assets, end of period (000 omitted)             $   183       $    207         $      105
 (d)Annualized.

14                                                                            15

Money Market Fund

FINANCIAL HIGHLIGHTS continued

                                                                          RETAIL CLASS(1)
--------------------------------------------------------------------------------------------------------
                                                             For the Six     For the Year/Period Ended
                                                            Months Ended           December 31,
                                                            June 30, 2004 ------------------------------
                                                             (Unaudited)        2003           2002
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                         $  1.00        $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                             (a)            (a)           0.01
 Net realized and unrealized gain on securities                    --             --              (a)
                                                              -------        -------         ----------
 Total from investment operations                                  --             --            0.01
                                                              -------        -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                              (a)            (a)        (0.01)
 Distributions from capital gains                                  --             --              --
                                                              -------        -------         -------
 Total dividends and distributions                                 --             --           (0.01)
                                                              -------        -------         -------
 Net asset value, end of period                               $  1.00        $  1.00         $  1.00
                                                              =======        =======         =======
 Total Return                                                    0.06%(c)       0.26%(b)        0.87%
 Ratios to Average Net Assets
 Gross expenses                                                  0.95%(d)       0.97%           0.95%
 Fees and expenses waived or borne by the Adviser                0.00%(d)       0.02%           0.00%
 Net expenses                                                    0.95%(d)       0.95%           0.95%
 Net investment income                                           0.12%(d)       0.26%           0.86%
 Net assets, end of period (000 omitted)                      $254,176       $299,292        $359,888

(1) Commenced operations on April 29, 1999.
(a) Amount less than $0.01 per share.
(b) Had the Adviser not waived or reimbursed a portion of the expenses, total return would have been reduced.
(c) Not annualized.
(d) Annualized.

                                                                       RETAIL CLASS(1)
                                                    -----------------------------------------------------
                                                           For the Year/Period Ended December 31,
                                                    -----------------------------------------------------
                                                          2001            2000               1999
                                                    --------------- --------------- ---------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                  $  1.00         $  1.00          $     1.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                                    0.03            0.05                0.03
 Net realized and unrealized gain on securities             (a)             (a)                 (a)
                                                       -------         -------          ----------
 Total from investment operations                         0.03            0.05                0.03
                                                       -------         -------          ----------
LESS DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income                    (0.03)          (0.05)              (0.03)
 Distributions from capital gains                           --              (a)                 (a)
                                                       -------         ----------       ----------
 Total dividends and distributions                       (0.03)          (0.05)              (0.03)
                                                       -------         -------          ----------
 Net asset value, end of period                        $  1.00         $  1.00          $     1.00
                                                       =======         =======          ==========
 Total Return                                             3.29%(b)        5.60%(b)            2.97%(b)(c)
 Ratios to Average Net Assets
 Gross expenses                                           0.98%           0.97%               1.00%(d)
 Fees and expenses waived or borne by the Adviser         0.03%           0.02%               0.07%(d)
 Net expenses                                             0.95%           0.95%               0.93%(d)
 Net investment income                                    3.10%           5.44%               4.64%(d)
 Net assets, end of period (000 omitted)               $291,380        $199,993         $  123,655

(d) Annualized.

16                                                                            17

Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. Significant Accounting Policies. Money Market Fund (the "Fund") is a separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and liquidity and the maintenance of $1.00 per share net asset value. The Fund invests exclusively in short-term money market instruments. The Trust offers three classes of shares:
Institutional Class, Premier Class and Retail Class. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable shareholder servicing fee or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. The Institutional Class has a separate transfer agent charge and no 12b-1 distribution fee or shareholder servicing fee. The Premier Class has a shareholder servicing fee. The Retail Class has a 12b-1 distribution fee and a shareholder servicing fee.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

   A. Security Valuation -- The Fund's investments are valued at amortized cost, which the Board of Trustees has determined constitutes fair value and which, at June 30, 2004, approximates cost for federal income tax purposes.

   B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income, which includes amortization of premium and accretion of discount, is recorded on the

Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited) continued

   accrual basis. Securities gains and losses are recognized on the specific cost identification basis.

   C. Federal Taxes -- For federal income tax purposes, the Fund is taxed as a separate entity. Its policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued. Distributions reported in the Statement of Changes in Net Assets from net investment income, including short-term capital gains, and capital gains are treated as ordinary income and long-term capital gains respectively, for federal income tax purposes.

   D. Dividends and Distributions -- Dividends from net investment income are declared and reinvested daily. Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that such differences are permanent, a reclassification to paid-in capital may be required.

2. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.35% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.45% of average daily net assets for the Institutional Class, 0.70% of average daily net assets for the Premier Class, and 0.95% for the Retail Class, to the extent described in the Fund's then current prospectus. TimesSquare retains the ability to be repaid by the Fund if the Fund's expenses fall below the specified limit prior to the end of the fiscal year or within three years after

Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited) continued

TimesSquare waives management fees or reimburses Fund operating expenses. The Fund's remaining contingent liability and expiration dates are as shown below:

                       Remaining
                       Contingent        Expires during     Expires during
Class              Liability (000's)      2004 (000's)       2006 (000's)
---------------   -------------------   ----------------   ---------------
Institutional             $101                $ 68               $33
Premier                      4                   0                 4
Retail                     127                  78                49
Total                     $232                $146               $86

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, other affiliated CIGNA Funds may invest their excess cash in the Fund. TimesSquare will waive the amount of its advisory fee for the affiliated Funds in an amount that offsets the amount of the advisory fees incurred by the Money Market Fund.

For administrative services, the Fund reimburses TimesSquare Capital Management, Inc. for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the six months ended June 30, 2004, the Fund paid or accrued $99,305.

With respect to Retail Class shares, the Fund has adopted a Distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which requires the payment of 0.25% annually of the average daily net assets to Prudential Retirement Brokerage Services ("PRBS") (formerly CIGNA Financial Services, Inc.), the Fund's distributor. The distribution fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a shareholder servicing fee payable to PRBS equal to 0.25% annually of the average daily net assets of the Fund. The distribution and shareholder servicing fees will be waived as necessary to limit Premier and Retail Class expenses, as a percentage of average daily net assets, to the amounts described above until April 30, 2005, and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

Money Market Fund
NOTES TO FINANCIAL STATEMENTS
(Unaudited) continued

3. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates.

4. Capital Stock. The Fund is a separate series of the Trust, which offers an unlimited number of shares of beneficial interest, without par value. At June 30, 2004, affiliates of CIGNA Corporation owned 100% of the Institutional
Class.
--------------------------------------------------------------------------------
Money Market Fund is an open-end, diversified management investment company that invests in money market instruments. The investment adviser is TimesSquare Capital Management, Inc., 280 Trumbull Street, Hartford, Connecticut 06103. The Fund is distributed by Prudential Retirement Brokerage Services, Inc., P.O. Box 150476, Hartford, Connecticut 06115-0476 (telephone: 1.888.244.6237).

TRUSTEES
Richard H. Forde
Chief Investment Officer, CIGNA Investment Management

Russell H. Jones
Senior Vice President, Chief Investment Officer, and Treasurer, Kaman
Corporation

Carol Ann Hayes
Director and Chair of Audit Committee, Reed and Barton Corporation

Paul J. McDonald
Special Advisor to Board of Directors, Friendly Ice Cream Corporation

Marnie Wagstaff Mueller
Diocesan Consultant, Episcopal Diocese of Connecticut

OFFICERS
Richard H. Forde
Chairman of the Board and President

Alfred A. Bingham III
Vice President and Treasurer

Jeffrey S. Winer
Vice President and Secretary

                                                                          545719

Item 2.   Code of Ethics.

Not applicable

Item 3.  Audit Committee Financial Expert.

Not applicable

Item 4.  Principal Accountant Fees and Services.

Not applicable

Item 5.  Audit Committee Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

See report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees, as follows:

The Nominating Committee or the registrant will, when a vacancy on the Board exists or is anticipated, consider any Trustee candidate recommended by security holders. The current procedures to be followed by security holders are set forth below:

1. All security holder recommendations for Trustee candidates must be submitted to the Secretary of the registrant who will forward all recommendations to the Committee.

2. All security holder recommendations for Trustee candidates must be submitted to the registrant not less than one hundred twenty (120) calendar days prior to the date on which the registrant's proxy statement was released to shareholders in connection with the previous year's annual meeting.

3. All security holder recommendations for Trustee candidates must include the following information:

         (a)      The name and address of the security holder of record;

         (b) A representation that the security holder is a record holder of the applicable Fund's securities, or if the security holder is not a record holder, evidence of ownership in accordance with Rule 14a-8(b)(2) of the Securities Exchange Act of 1934, as amended;

         (c) The name, age, business and residential address, educational background, current principal occupation or employment, and principal occupation or employment for the preceding five (5) full fiscal years of the proposed Trustee candidate;

         (d) A description of the qualifications and background of the proposed Trustee candidate that addresses the minimum qualifications and other criteria for Board membership approved by the Board from time to time;

         (e) A description of all arrangements or understandings between the security holder and the proposed Trustee candidate;

         (f) The consent of the proposed Trustee candidate (i) to be named in the proxy statement relating to the applicable Fund's annual meeting of shareholders and (ii) to serve as a Trustee if elected at such annual meeting; and

         (g) Any other information regarding the proposed Trustee candidate that is required to be included in a proxy statement filed pursuant to the rules of the Securities and Exchange Commission.

The Committee has not established specific, minimum qualifications that must be met by an individual for the Committee to recommend that individual for nomination as a Trustee. In seeking candidates to consider for nomination to fill a vacancy on the Board, the Committee expects to seek referrals from a variety of sources, including current Trustees, management of the registrant and counsel to the registrant. The Committee may also engage a search firm to identify or evaluate or assist in identifying or evaluating candidates. In evaluating Trustee candidates, the Committee considers a variety of factors, including, as appropriate: (i) the candidate's knowledge in matters relating to investment companies; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate's ability to qualify as an Independent Trustee for purposes of the 1940 Act, the candidate's independence from the registrant's service providers and the existence of any other relationships that might give rise to a conflict of interest or the appearance of a conflict of interest;
(viii) the candidate's age relative to the registrant's retirement age for Trustees and (ix) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other transitions, e.g., whether or not a candidate is an "audit committee financial expert" under the federal securities laws. Prior to making a final recommendation to the Board, the Committee conducts personal interviews with the candidate(s) it concludes are the most qualified. Any candidates recommended by security holders will be evaluated in the same manner.

Item 10.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer concluded that the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)   Not applicable

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable

(b) A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        CIGNA Funds Group


                                    By: /s/ Alfred A. Bingham III
                                        -------------------------
                                        Alfred A. Bingham III, Vice President
                                        and Treasurer

Date:  August 30, 2004.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Richard H. Forde
                         -----------------------------------------------------
                         Richard H. Forde, Chairman of the Board and President

Date:  August 30, 2004.


By (Signature and Title) /s/ Alfred A. Bingham III
                         ---------------------------------------------------
                         Alfred A. Bingham III, Vice President and Treasurer

Date:  August 30, 2004